UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Cash Reserve Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/09

LMM-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Short term credit quality (q)
Average Credit Quality Short Term Bonds (a)	A-1
All holdings are rated “A-1”

Maturity breakdown (u)
0 - 29 days	82.3%
60 - 89 days	3.7%
90 - 366 days	13.9%
Other Assets Less Liabilities	0.1%

(a)	The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(q)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the “A-1”-rating category. Percentages are based on the total market value of investments as of 2/28/09.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of 2/28/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2008 through February 28, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 through February 28, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/08	Ending Account Value 2/28/09	Expenses Paid During Period (p) 9/01/08-2/28/09
A	Actual	0.45%	$1,000.00	$1,003.13	$2.23
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
B	Actual	0.86%	$1,000.00	$1,000.96	$4.27
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
C	Actual	0.87%	$1,000.00	$1,000.96	$4.32
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
R1	Actual	0.87%	$1,000.00	$1,000.96	$4.32
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
R2	Actual	0.72%	$1,000.00	$1,001.74	$3.57
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
R3	Actual	0.60%	$1,000.00	$1,002.32	$2.98
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
R4	Actual	0.45%	$1,000.00	$1,003.12	$2.23
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
529A	Actual	0.52%	$1,000.00	$1,002.76	$2.58
	Hypothetical (h)	0.52%	$1,000.00	$1,022.22	$2.61
529B	Actual	0.81%	$1,000.00	$1,000.85	$4.02
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
529C	Actual	0.80%	$1,000.00	$1,000.85	$3.97
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios excluding any additional voluntary waivers to avoid a negative yield would have been 0.70% for Class A and Class R4 shares, 1.11% for Class B shares, 1.12% for Class C and Class R1 shares, 0.97% for Class R2 shares, 0.85% for Class R3 shares, 0.77% for Class 529A shares, 1.06% for Class 529B shares and 1.05% for Class 529C shares; the actual expenses paid during the period would have been approximately $3.47 for Class A and Class R4 shares, $5.50 for Class B shares, $5.55 for Class C and Class R1 shares, $4.81 for Class R2 shares, $4.21 for Class R3 shares, $3.82 for Class 529A shares, $5.25 for Class 529B shares and $5.20 for Class 529C shares; and the hypothetical expenses paid during the period would have been approximately $3.51 for Class A and Class R4 shares, $5.56 for Class B shares, $5.61 for Class C and Class R1 shares, $4.86 for Class R2 shares, $4.26 for Class R3 shares, $3.86 for Class 529A shares, $5.31 for Class 529B shares and $5.26 for Class 529C shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

2/28/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Certificates of Deposit - 2.9%
Issuer	Shares/Par	Value ($)

Major Banks - 2.9%
BNP Paribas, NY, 2.02%, due 3/04/09, at Amortized Cost and Value	$21,093,000	$21,093,000

Commercial Paper - 41.6% (y)
Automotive - 3.0%
Toyota Motor Credit Corp., 0.29%, due 3/02/09	$22,000,000	$21,999,823

Electrical Equipment - 2.0%
General Electric Co., 0.25%, due 3/02/09	$14,666,000	$14,665,898

Energy - Integrated - 3.0%
ConocoPhillips, 0.27%, due 3/03/09 (t)	$22,000,000	$21,999,670

Food & Beverages - 4.9%
Coca-Cola Co., 0.25%, due 3/09/09 (t)	$14,213,000	$14,212,210
Nestle Capital Corp., 0.23%, due 3/03/09 (t)	22,000,000	21,999,719

		$36,211,929
Major Banks - 16.7%
Abbey National North America LLC, 0.18%, due 3/02/09	$22,000,000	$21,999,890
ABN-AMRO North America Finance, Inc., 2.99%, due 3/12/09	22,340,000	22,319,590
ABN-AMRO North America Finance, Inc., 3%, due 3/05/09	2,290,000	2,289,237
Bank of America Corp., 0.25%, due 3/02/09	20,158,000	20,157,860
Bank of America Corp., 2.98%, due 3/05/09	1,843,000	1,842,390
Goldman Sachs Group, Inc., 2.65%, due 3/02/09	10,000,000	9,999,264
Societe Generale North America, Inc., 0.31%, due 3/02/09	21,956,000	21,955,811
Wells Fargo & Co., 0.22%, due 3/02/09	22,000,000	21,999,866

		$122,563,908
Other Banks & Diversified Financials - 12.0%
Citigroup Funding, Inc., 0.28%, due 3/02/09	$22,000,000	$21,999,829
HSBC USA Inc., 0.31%, due 3/02/09	22,000,000	21,999,811
Rabobank USA Financial Corp., 0.19%, due 3/02/09	21,651,000	21,650,886
UBS Finance Delaware LLC, 0.28%, due 3/02/09	18,948,000	18,947,853
UBS Finance Delaware LLC, 3.13%, due 3/09/09	3,054,000	3,051,879

		$87,650,258
Total Commercial Paper, at Amortized Cost and Value		$305,091,486

5

Portfolio of Investments (unaudited) – continued

U.S. Government Agencies and Equivalents - 37.5% (y)
Issuer	Shares/Par	Value ($)

Fannie Mae, 0.58%, due 10/13/09	$35,440,000	$35,310,959
Federal Home Loan Bank, 0.12%, due 3/02/09	132,159,000	132,158,559
Federal Home Loan Bank, 0.25%, due 3/16/09	14,062,000	14,060,535
Federal Home Loan Bank, 0.39%, due 5/04/09	27,373,000	27,354,021
Federal Home Loan Bank, 0.45%, due 7/13/09	31,708,000	31,654,889
Freddie Mac, 0.5%, due 7/20/09	35,000,000	34,931,458
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$275,470,421

Repurchase Agreements - 17.9%
Goldman Sachs, 0.23%, dated 2/27/09, due 3/02/09, total to be received $73,333,406 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $74,798,646, in a jointly traded account)	$73,332,000	$73,332,000
Morgan Stanley, 0.21%, dated 2/27/09, due 3/02/09, total to be received $58,457,023 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $59,652,608, in a jointly traded account)	58,456,000	58,456,000
Total Repurchase Agreements, at Cost		$131,788,000
Total Investments, at Amortized Cost and Value		$733,442,907

Other Assets, Less Liabilities - 0.1%		685,751
Net Assets - 100.0%		$734,128,658

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at amortized cost and value	$601,654,907
Repurchase agreements, at value	131,788,000
Total investments, at amortized cost and value		$733,442,907
Cash	804
Receivable for fund shares sold	4,322,162
Interest receivable	104,588
Other assets	55,482
Total assets		$737,925,943
Liabilities
Payable for fund shares reacquired	$3,515,410
Payable to affiliates
Management fee	8,815
Shareholder servicing costs	157,494
Distribution and service fees	451
Administrative services fee	1,243
Program manager fees	111
Payable for independent trustees’ compensation	24,853
Accrued expenses and other liabilities	88,908
Total liabilities		$3,797,285
Net assets		$734,128,658
Net assets consist of
Paid-in capital	$734,337,293
Accumulated net realized gain (loss) on investments	(208,635)
Net assets		$734,128,658
Shares of beneficial interest outstanding		734,336,893

7

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$193,414,243
Shares outstanding	193,479,216
Net asset value, offering price and redemption price per share		$1.00
Class B shares
Net assets	$149,968,819
Shares outstanding	150,012,315
Net asset value and offering price per share		$1.00
Class C shares
Net assets	$103,091,654
Shares outstanding	103,119,198
Net asset value and offering price per share		$1.00
Class R1 shares
Net assets	$31,464,922
Shares outstanding	31,473,446
Net asset value, offering price, and redemption price per share		$1.00
Class R2 shares
Net assets	$122,713,609
Shares outstanding	122,746,495
Net asset value, offering price, and redemption price per share		$1.00
Class R3 shares
Net assets	$111,534,247
Shares outstanding	111,561,445
Net asset value, offering price, and redemption price per share		$1.00
Class R4 shares
Net assets	$8,263,398
Shares outstanding	8,264,895
Net asset value, offering price, and redemption price per share		$1.00
Class 529A shares
Net assets	$7,438,404
Shares outstanding	7,439,698
Net asset value, offering price and redemption price per share		$1.00
Class 529B shares
Net assets	$1,748,360
Shares outstanding	1,748,595
Net asset value and offering price per share		$1.00

8

Statement of Assets and Liabilities (unaudited) – continued

Class 529C shares
Net assets	$4,491,002
Shares outstanding	4,491,590
Net asset value and offering price per share		$1.00

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income		$3,629,541
Expenses
Management fee	$1,393,665
Distribution and service fees	1,787,956
Program manager fees	4,949
Shareholder servicing costs	718,657
Administrative services fee	73,296
Independent trustees’ compensation	8,058
Custodian fee	56,571
Shareholder communications	17,530
Auditing fees	15,114
Legal fees	6,885
Miscellaneous	164,597
Total expenses		$4,247,278
Fees paid indirectly	(599)
Reduction of expenses by investment adviser and distributor	(1,885,554)
Net expenses		$2,361,125
Net investment income		$1,268,416
Net realized gain (loss) on investment transactions		$(184,390)
Change in net assets from operations		$1,084,026

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/09 (unaudited)	Year ended 8/31/08
From operations
Net investment income	$1,268,416	$14,023,575
Net realized gain (loss) on investments	(184,390)	—
Change in net assets from operations	$1,084,026	$14,023,575
Distributions declared to shareholders
From net investment income
Class A	$(632,870)	$(4,983,420)
Class B	(111,198)	(2,887,171)
Class C	(78,897)	(1,405,342)
Class R1	(25,840)	(445,800)
Former Class R2 (b)	—	(268,397)
Class R2	(182,898)	(1,929,113)
Class R3	(207,009)	(1,845,052)
Class R4	(15,465)	(123,580)
Class 529A	(12,012)	(101,887)
Class 529B	(621)	(9,123)
Class 529C	(1,606)	(24,690)
Total distributions declared to shareholders	$(1,268,416)	$(14,023,575)
Change in net assets from fund share transactions	$133,800,914	$155,628,784
Total change in net assets	$133,616,524	$155,628,784
Net assets
At beginning of period	600,512,134	444,883,350
At end of period	$734,128,658	$600,512,134

(b)	At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class A			2008	2007		2006		2005	2004

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.03	$0.05		$0.04		$0.02	$0.01
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—	—
Total from investment operations	$0.00	(w)	$0.03	$0.05		$0.04		$0.02	$0.01
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.03)	$(0.05)		$(0.04)		$(0.02)	$(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(s)(t)	0.31	(n)	3.43	5.06		4.19		2.11	0.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.87	0.83		0.89		0.90	0.79
Expenses after expense reductions (f)	0.45	(a)	0.47	0.43		0.49		0.50	0.55
Net investment income	0.63	(a)	3.29	4.94		4.14		2.10	0.58
Net assets at end of period (000 Omitted)	$193,414		$189,684	$136,204		$114,481		$91,165	$101,287

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class B			2008	2007		2006		2005	2004

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.02	$0.04		$0.03		$0.01	$0.00	(w)
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—	—
Total from investment operations	$0.00	(w)	$0.02	$0.04		$0.03		$0.01	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)		$(0.01)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(s)(t)	0.10	(n)	2.40	4.02		3.16		1.10	0.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.86	1.83		1.89		1.89	1.80
Expenses after expense reductions (f)	0.86	(a)	1.46	1.43		1.49		1.49	1.07
Net investment income	0.16	(a)	2.44	3.94		3.09		1.03	0.06
Net assets at end of period (000 Omitted)	$149,969		$112,707	$154,176		$222,661		$280,361	$429,844

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class C			2008	2007		2006		2005	2004

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.02	$0.04		$0.03		$0.01	$0.00	(w)
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—	—
Total from investment operations	$0.00	(w)	$0.02	$0.04		$0.03		$0.01	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)		$(0.01)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(s)(t)	0.10	(n)	2.40	4.02		3.15		1.10	0.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.87	1.83		1.89		1.89	1.79
Expenses after expense reductions (f)	0.87	(a)	1.47	1.43		1.49		1.49	1.07
Net investment income	0.16	(a)	2.18	3.94		3.14		1.03	0.06
Net assets at end of period (000 Omitted)	$103,092		$79,091	$60,390		$56,456		$46,483	$80,482

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R1			2008	2007		2006		2005 (i)

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.02	$0.04		$0.03		$0.01
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.00	(w)	$0.02	$0.04		$0.03		$0.01
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)		$(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(s)	0.10	(n)	2.35	3.91		3.04		0.59	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.91	1.97		2.09		2.24	(a)
Expenses after expense reductions (f)	0.87	(a)	1.51	1.53		1.59		1.84	(a)
Net investment income	0.18	(a)	2.10	3.82		3.15		1.52	(a)
Net assets at end of period (000 Omitted)	$31,465		$27,361	$8,538		$898		$258

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R2			2008	2007		2006	2005 (i)

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.03	$0.04		$0.04	$0.01
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	(0.00	)(w)	(0.01)	—
Total from investment operations	$0.00	(w)	$0.03	$0.04		$0.03	$0.01
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.03)	$(0.04)		$(0.03)	$(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (%) (r)(s)	0.17	(n)	2.86	4.38		3.51	0.78	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.41	1.52		1.63	1.83	(a)
Expenses after expense reductions (f)	0.72	(a)	1.01	1.09		1.13	1.43	(a)
Net investment income	0.32	(a)	2.58	4.28		3.73	2.10	(a)
Net assets at end of period (000 Omitted)	$122,714		$98,825	$36,027		$4,909	$1,179

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R3			2008	2007		2006		2005 (i)

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.03	$0.05		$0.04		$0.01
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.00	(w)	$0.03	$0.05		$0.04		$0.01
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.03)	$(0.05)		$(0.04)		$(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(s)	0.23	(n)	3.12	4.63		3.77		0.93	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	1.15	1.23		1.28		1.38	(a)
Expenses after expense reductions (f)	0.60	(a)	0.75	0.83		0.88		0.98	(a)
Net investment income	0.42	(a)	2.82	4.53		4.06		2.21	(a)
Net assets at end of period (000 Omitted)	$111,534		$82,454	$32,545		$1,019		$51

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R4			2008	2007		2006		2005 (i)

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.03	$0.05		$0.04		$0.01
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—
Total from investment operations	$0.00	(w)	$0.03	$0.05		$0.04		$0.01
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.03)	$(0.05)		$(0.04)		$(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(s)	0.31	(n)	3.39	4.96		4.09		1.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.90	0.93		0.99		1.08	(a)
Expenses after expense reductions (f)	0.45	(a)	0.50	0.53		0.59		0.68	(a)
Net investment income	0.49	(a)	3.24	4.80		4.03		2.51	(a)
Net assets at end of period (000 Omitted)	$8,263		$4,094	$3,717		$53		$51

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class 529A			2008	2007		2006		2005	2004

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.03	$0.05		$0.04		$0.02	$0.00	(w)
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—	—
Total from investment operations	$0.00	(w)	$0.03	$0.05		$0.04		$0.02	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.03)	$(0.05)		$(0.04)		$(0.02)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(s)	0.28	(n)	3.23	4.80		3.93		1.86	0.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.40	1.44		1.49		1.50	1.39
Expenses after expense reductions (f)	0.52	(a)	0.65	0.68		0.74		0.75	0.80
Net investment income	0.45	(a)	3.05	4.69		3.92		1.93	0.34
Net assets at end of period (000 Omitted)	$7,438		$3,777	$2,548		$2,135		$1,650	$1,140

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class 529B			2008	2007		2006		2005	2004

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.02	$0.04		$0.03		$0.01	$0.00	(w)
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—	—
Total from investment operations	$0.00	(w)	$0.02	$0.04		$0.03		$0.01	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)		$(0.01)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(s)(t)	0.08	(n)	2.21	3.77		2.90		0.87	0.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	2.04	2.09		2.14		2.13	2.03
Expenses after expense reductions (f)	0.81	(a)	1.64	1.69		1.74		1.73	1.08
Net investment income	0.10	(a)	1.91	3.69		2.88		0.87	0.07
Net assets at end of period (000 Omitted)	$1,748		$700	$328		$297		$340	$339

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class 529C			2008	2007		2006		2005	2004

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.02	$0.04		$0.03		$0.01	$0.00	(w)
Net realized and unrealized gain (loss) on investments	(0.00	)(w)	—	(0.00	)(w)	(0.00	)(w)	—	—
Total from investment operations	$0.00	(w)	$0.02	$0.04		$0.03		$0.01	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.02)	$(0.04)		$(0.03)		$(0.01)	$(0.00	)(w)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (%) (r)(s)(t)	0.08	(n)	2.21	3.76		2.90		0.87	0.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	2.04	2.09		2.14		2.13	2.03
Expenses after expense reductions (f)	0.80	(a)	1.64	1.68		1.74		1.73	1.08
Net investment income	0.10	(a)	1.85	3.69		2.89		0.85	0.06
Net assets at end of period (000 Omitted)	$4,491		$1,820	$814		$688		$611	$640

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Cash Reserve Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$733,442,907	$—	$733,442,907
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be

20

Notes to Financial Statements (unaudited) – continued

transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Treasury Temporary Guarantee Program – On October 1, 2008, the Trustees of the fund approved the fund’s participation in the initial term of the United States Department of Treasury’s Temporary Guarantee Program (the Program) through December 18, 2008. On December 3, 2008, the Trustees approved the fund’s participation in the Program’s extension through April 30, 2009. The Program provides coverage to shareholders for amounts held in participating funds as of the close of business September 19, 2008, subject to certain conditions and limitations (but does not guarantee a $1.00 net asset value upon redemption or liquidation of shares). Under the Program, if the fund’s market value per share falls below $0.995, shareholders of record on that date may be eligible to receive payment (applicable only up to their share balances as of September 19, 2008) from the Treasury in the event of the fund’s liquidation. The costs of the Program, which are borne by the fund, are 0.01% of the fund’s net assets as of September 19, 2008 for the initial term of the Program

21

Notes to Financial Statements (unaudited) – continued

(September 19, 2008 through December 18, 2008), and 0.015% of the fund’s net assets as of September 19, 2008 for the Program’s extension period (December 19, 2008 through April 30, 2009). This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expense on the fund’s Statement of Operations. This fee, incurred for the six months ended February 28, 2009 was equivalent to an annual effective rate of 0.03% of the fund’s average daily net assets. After considering the costs and benefits of continuing to participate in the Program, the fund has determined not to continue its participation in the Program after April 30, 2009.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2008, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/08
Ordinary income (including any short-term capital gains)	$14,023,575

22

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/09
Cost of investments	$733,442,907

As of 8/31/08
Undistributed ordinary income	$42,799
Capital loss carryforwards	(24,245)
Other temporary differences	(42,799)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/12	$(441)
8/31/13	(4)
8/31/15	(811)
8/31/16	(22,989)
$(24,245)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.15% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended February 28, 2009, this waiver amounted to $871,040 and is reflected as a reduction of total expenses in the Statement of Operations.

23

Notes to Financial Statements (unaudited) – continued

During the six months ended February 28, 2009, MFS voluntarily waived receipt of $19,027 of the fund’s management fee in order to ensure that the fund avoided a negative yield. For the six months ended February 28, 2009, this voluntary waiver had the effect of reducing the management fee by 0.01% of average daily net assets on an annualized basis.

The management fee incurred for the six months ended February 28, 2009 was equivalent to an annual effective rate of 0.14% of the fund’s average daily net assets.

Distributor – The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.00%	$0
Class B	0.75%	0.25%	1.00%	0.41%	712,761
Class C	0.75%	0.25%	1.00%	0.42%	491,851
Class R1	0.75%	0.25%	1.00%	0.42%	146,283
Class R2	0.25%	0.25%	0.50%	0.27%	282,234
Class R3	—	0.25%	0.25%	0.16%	122,713
Class 529A	0.25%	0.25%	0.50%	0.00%	9,355
Class 529B	0.75%	0.25%	1.00%	0.26%	6,240
Class 529C	0.75%	0.25%	1.00%	0.25%	16,519
Total Distribution and Service Fees					$1,787,956

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2009 based on each class’ average daily net assets. Payment of the 0.25% annual Class A service fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not in effect. 0.10% of the Class 529A distribution fee is currently being waived under a written waiver arrangement through February 28, 2009. For the six months ended February 28, 2009, this waiver amounted to $2,673 and is reflected as a reduction of total expenses in the Statement of Operations. Payment of the remaining 0.15% of the Class 529A distribution fee is not in effect. 0.25% of the Class 529A service fee is currently being waived under a written waiver arrangement through December 31, 2009. For the six months ended February 28, 2009, this waiver amounted to $6,682 and is reflected as a reduction of total expenses in the Statement of Operations. Effective March 1, 2009, the 0.10% Class A and 0.25% Class 529A annual distribution fees were eliminated. During the six months ended February 28, 2009 MFD voluntarily waived receipt of $983,787 of the fund’s distribution and service fees in order to ensure that the fund avoided a

24

Notes to Financial Statements (unaudited) – continued

negative yield. For the six months ended February 28, 2009, this voluntary waiver had the effect of reducing the distribution and service fees by 0.59%, 0.58%, 0.58%, 0.23%, 0.09%, 0.74%, and 0.75% of average daily net assets attributable to Class B, Class C, Class R1, Class R2, Class R3, Class 529B, and Class 529C shares, respectively, on an annualized basis.

Certain Class A shares acquired through an exchange may be subject to a CDSC upon redemption depending on when the shares exchanged were originally purchased. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2009, were as follows:

Amount
Class A	$732
Class B	380,822
Class C	28,324
Class 529B	1,360
Class 529C	20

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. During the six months ended February 28, 2009 MFD voluntarily waived receipt of $794 of the fund’s Class 529A program manager fee in order to ensure that the fund avoided a negative yield. For the six months ended February 28, 2009, this voluntary waiver had the effect of reducing the program manager fee by 0.03% of average daily net assets attributable to Class 529A shares on an annualized basis. The services provided by MFD, or a third-party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2009, were as follows:

Amount
Class 529A	$2,673
Class 529B	624
Class 529C	1,652
Total Program Manager Fees	$4,949

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the

25

Notes to Financial Statements (unaudited) – continued

fund’s Board of Trustees. For the six months ended February 28, 2009, the fee was $347,809, which equated to 0.0998% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $370,848.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended February 28, 2009 was equivalent to an annual effective rate of 0.0210% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $1,160. This amount is included in independent trustees’ compensation for the six months ended February 28, 2009. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $23,923 at February 28, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,180 and are included in miscellaneous expense on the Statement of Operations.

26

Notes to Financial Statements (unaudited) – continued

MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,551, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of money market securities, exclusive of securities subject to repurchase agreements, aggregated $18,900,169,320 and $17,172,369,248, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	117,763,522	$117,763,550	172,485,490	$172,485,490
Class B	112,646,964	112,646,927	101,303,033	101,303,033
Class C	75,942,915	75,942,915	86,112,900	86,112,900
Class R1	15,207,395	15,207,395	78,385,633	78,385,633
Former Class R2 (b)	—	—	58,115,747	58,115,747
Class R2	69,431,337	69,431,335	246,786,335	246,786,335
Class R3	65,036,481	65,036,481	238,218,335	238,218,335
Class R4	5,800,478	5,800,480	11,642,469	11,642,469
Class 529A	4,626,823	4,626,821	2,413,422	2,413,422
Class 529B	1,339,091	1,339,092	448,042	448,042
Class 529C	3,391,592	3,391,593	1,514,398	1,514,398
	471,186,598	$471,186,589	997,425,804	$997,425,804
Shares issued to shareholders in reinvestment of distributions
Class A	595,063	$595,063	4,683,683	$4,683,683
Class B	100,373	100,373	2,668,459	2,668,459
Class C	75,102	75,102	1,311,958	1,311,958
Class R1	25,779	25,779	429,173	429,173
Former Class R2 (b)	—	—	217,134	217,134
Class R2	181,340	181,340	1,870,880	1,870,880
Class R3	206,284	206,284	1,804,478	1,804,478
Class R4	15,422	15,422	123,580	123,580
Class 529A	11,977	11,977	101,205	101,205
Class 529B	615	615	8,992	8,992
Class 529C	1,597	1,597	24,507	24,507
	1,213,552	$1,213,552	13,244,049	$13,244,049

27

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(114,570,359)	$(114,570,359)	(123,689,742)	$(123,689,742)
Class B	(75,451,069)	(75,451,077)	(145,435,312)	(145,435,312)
Class C	(51,992,574)	(51,992,575)	(68,724,606)	(68,724,606)
Class R1	(11,121,257)	(11,121,257)	(59,992,434)	(59,992,434)
Former Class R2 (b)	—	—	(67,929,610)	(67,929,177)
Class R2	(45,692,320)	(45,692,320)	(185,861,524)	(185,861,524)
Class R3	(36,137,232)	(36,137,232)	(190,115,228)	(190,115,228)
Class R4 (formerly Class R5)	(1,645,471)	(1,645,471)	(11,388,944)	(11,388,944)
Class 529A	(976,250)	(976,250)	(1,285,355)	(1,285,355)
Class 529B	(291,265)	(291,265)	(85,328)	(85,328)
Class 529C	(721,421)	(721,421)	(533,419)	(533,419)
	(338,599,218)	$(338,599,227)	(855,041,502)	$(855,041,069)
Net change
Class A	3,788,226	$3,788,254	53,479,431	$53,479,431
Class B	37,296,268	37,296,223	(41,463,820)	(41,463,820)
Class C	24,025,443	24,025,442	18,700,252	18,700,252
Class R1	4,111,917	4,111,917	18,822,372	18,822,372
Former Class R2 (b)	—	—	(9,596,729)	(9,596,296)
Class R2	23,920,357	23,920,355	62,795,691	62,795,691
Class R3	29,105,533	29,105,533	49,907,585	49,907,585
Class R4	4,170,429	4,170,431	377,105	377,105
Class 529A	3,662,550	3,662,548	1,229,272	1,229,272
Class 529B	1,048,441	1,048,442	371,706	371,706
Class 529C	2,671,768	2,671,769	1,005,486	1,005,486
	133,800,932	$133,800,914	155,628,351	$155,628,784

(b)	At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.

Effective at the close of business February 27, 2009, the sale of fund shares has been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to the fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2009, the fund’s commitment fee and interest expense were $1,541 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

28

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

29

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.  To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Core Equity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/09

RGI-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Chevron Corp.	2.9%
Exxon Mobil Corp.	2.5%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.2%
AT&T, Inc.	2.1%
Danaher Corp.	2.1%
Johnson & Johnson	2.0%
Genzyme Corp.	1.9%
PepsiCo, Inc.	1.7%
Procter & Gamble Co.	1.5%

Equity sectors
Health Care	16.2%
Technology	15.0%
Energy	12.6%
Financial Services	11.6%
Consumer Staples	8.7%
Utilities & Communications	8.1%
Industrial Goods & Services	7.8%
Retailing	7.5%
Leisure	3.3%
Basic Materials	3.1%
Special Products & Services	2.8%
Transportation	2.1%
Autos & Housing	0.5%

Percentages are based on net assets as of 2/28/09.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2008 through February 28, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 through February 28, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/08	Ending Account Value 2/28/09	Expenses Paid During Period (p) 9/01/08-2/28/09
A	Actual	1.21%	$1,000.00	$589.66	$4.77
	Hypothetical (h)	1.21%	$1,000.00	$1,018.79	$6.06
B	Actual	1.86%	$1,000.00	$587.70	$7.32
	Hypothetical (h)	1.86%	$1,000.00	$1,015.57	$9.30
C	Actual	1.86%	$1,000.00	$587.78	$7.32
	Hypothetical (h)	1.86%	$1,000.00	$1,015.57	$9.30
I	Actual	0.86%	$1,000.00	$590.53	$3.39
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31
R1	Actual	1.86%	$1,000.00	$587.39	$7.32
	Hypothetical (h)	1.86%	$1,000.00	$1,015.57	$9.30
R2	Actual	1.36%	$1,000.00	$588.89	$5.36
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80
R3	Actual	1.11%	$1,000.00	$590.34	$4.38
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
R4	Actual	0.86%	$1,000.00	$590.47	$3.39
	Hypothetical (h)	0.86%	$1,000.00	$1,020.53	$4.31

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.96% for Class B, Class C, and Class R1 shares, 0.96% for Class I and Class R4 shares, 1.46% for Class R2 shares and 1.21% for Class R3 shares; the actual expenses paid during the period would have been approximately $7.71 for Class B, Class C and Class R1 shares, $3.78 for Class I and Class R4 shares, $5.75 for Class R2 shares and $4.77 for Class R3 shares; and the hypothetical expenses paid during the period would have been approximately $9.79 for Class B, Class C, and Class R1 shares, $4.81 for Class I and Class R4 shares, $7.30 for Class R2 shares and $6.06 for Class R3 shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

2/28/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.3%
Issuer	Shares/Par	Value ($)

Aerospace - 2.6%
Goodrich Corp.	29,900	$990,886
Lockheed Martin Corp.	79,390	5,010,303
Northrop Grumman Corp.	40,730	1,521,673
Precision Castparts Corp.	29,500	1,635,185
United Technologies Corp.	100,640	4,109,131

		$13,267,178
Airlines - 0.3%
Copa Holdings S.A., “A”	39,550	$1,045,306
UAL Corp. (a)	72,530	356,122

		$1,401,428
Apparel Manufacturers - 0.7%
NIKE, Inc., “B”	85,940	$3,569,088

Biotechnology - 2.5%
Genzyme Corp. (a)	161,231	$9,823,805
Gilead Sciences, Inc. (a)	64,360	2,883,328

		$12,707,133
Broadcasting - 1.4%
Omnicom Group, Inc.	91,640	$2,202,109
Time Warner, Inc.	263,700	2,012,031
Walt Disney Co.	191,550	3,212,294

		$7,426,434
Brokerage & Asset Managers - 1.7%
Affiliated Managers Group, Inc. (a)	43,270	$1,556,855
Deutsche Boerse AG	30,060	1,386,390
GFI Group, Inc.	404,540	906,170
Invesco Ltd.	162,530	1,857,718
MarketAxess Holdings, Inc. (a)	126,020	994,298
TD AMERITRADE Holding Corp. (a)	156,440	1,856,943

		$8,558,374
Business Services - 2.2%
Accenture Ltd.	105,110	$3,068,161
Amdocs Ltd. (a)	144,550	2,421,213

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
MasterCard, Inc., “A”	16,540	$2,613,816
Visa, Inc., “A”	20,050	1,137,035
Western Union Co.	167,060	1,864,390

		$11,104,615
Cable TV - 0.7%
Comcast Corp., “Special A”	183,830	$2,233,534
Time Warner Cable, Inc., “A” (a)	87,370	1,592,755

		$3,826,289
Chemicals - 1.1%
3M Co.	87,230	$3,965,476
Celanese Corp.	111,280	950,331
Ecolab, Inc.	18,240	579,667

		$5,495,474
Computer Software - 3.6%
Citrix Systems, Inc. (a)	101,140	$2,081,461
MicroStrategy, Inc., “A” (a)	173,370	6,333,206
MSC.Software Corp. (a)	501,090	2,315,036
Oracle Corp. (a)	238,860	3,711,884
VeriSign, Inc. (a)	208,960	4,039,197

		$18,480,784
Computer Software - Systems - 4.3%
Apple, Inc. (a)	144,120	$12,871,357
Hewlett-Packard Co.	255,030	7,403,521
Solera Holdings, Inc. (a)	97,070	2,018,085

		$22,292,963
Construction - 0.5%
Pulte Homes, Inc.	225,000	$2,065,500
Sherwin-Williams Co.	16,240	746,228

		$2,811,728
Consumer Goods & Services - 3.4%
Alberto-Culver Co.	53,910	$1,193,567
Capella Education Co. (a)	27,050	1,500,193
Colgate-Palmolive Co.	90,630	5,454,113
Procter & Gamble Co.	164,960	7,946,123
Strayer Education, Inc.	8,400	1,425,900

		$17,519,896

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - 0.4%
Crown Holdings, Inc. (a)	95,840	$2,020,307

Electrical Equipment - 3.1%
AMETEK, Inc.	75,500	$1,997,730
Danaher Corp.	208,000	10,558,080
Rockwell Automation, Inc.	159,740	3,210,774

		$15,766,584
Electronics - 3.5%
ASML Holding N.V.	69,870	$1,057,133
Flextronics International Ltd. (a)	529,613	1,091,003
Hittite Microwave Corp. (a)	72,290	1,993,758
Intel Corp.	473,830	6,036,594
Marvell Technology Group Ltd. (a)	491,680	3,692,517
National Semiconductor Corp.	317,440	3,460,096
Silicon Laboratories, Inc. (a)	39,830	872,277

		$18,203,378
Energy - Independent - 2.8%
Apache Corp.	61,680	$3,644,671
CONSOL Energy, Inc.	32,950	897,888
Devon Energy Corp.	34,430	1,503,558
EOG Resources, Inc.	34,570	1,729,883
Ultra Petroleum Corp. (a)	40,400	1,419,656
XTO Energy, Inc.	158,520	5,018,743

		$14,214,399
Energy - Integrated - 7.8%
BP PLC	288,410	$1,843,837
Chevron Corp.	242,190	14,703,355
Exxon Mobil Corp.	191,092	12,975,147
Hess Corp.	82,700	4,522,863
Royal Dutch Shell PLC, “A”	175,460	3,853,290
TOTAL S.A.	42,900	2,030,111

		$39,928,603
Engineering - Construction - 0.9%
Fluor Corp.	122,330	$4,067,472
North American Energy Partners, Inc. (a)	218,520	441,410

		$4,508,882
Entertainment - 0.2%
DreamWorks Animation, Inc., “A” (a)	48,970	$944,631

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 4.1%
Coca-Cola Co.	191,880	$7,838,298
Hain Celestial Group, Inc. (a)	99,060	1,394,765
J.M. Smucker Co.	46,260	1,717,171
Pepsi Bottling Group, Inc.	74,610	1,380,285
PepsiCo, Inc.	181,179	8,721,957

		$21,052,476
Food & Drug Stores - 1.2%
CVS Caremark Corp.	168,260	$4,331,012
Kroger Co.	82,940	1,714,370

		$6,045,382
Gaming & Lodging - 0.3%
International Game Technology	72,190	$636,716
Pinnacle Entertainment, Inc. (a)	94,000	705,940
Royal Caribbean Cruises Ltd.	73,250	439,500

		$1,782,156
General Merchandise - 1.9%
Kohl’s Corp. (a)	85,170	$2,992,874
Target Corp.	136,670	3,869,128
Wal-Mart Stores, Inc.	54,640	2,690,474

		$9,552,476
Health Maintenance Organizations - 0.9%
WellPoint, Inc. (a)	136,060	$4,615,155

Insurance - 2.8%
ACE Ltd.	23,500	$857,985
Allied World Assurance Co. Holdings Ltd.	110,120	4,229,709
Aon Corp.	42,000	1,606,080
Chubb Corp.	50,190	1,959,418
MetLife, Inc.	186,970	3,451,466
Travelers Cos., Inc.	67,280	2,432,172

		$14,536,830
Internet - 1.5%
Google, Inc., “A” (a)	23,490	$7,939,385

Leisure & Toys - 0.2%
Hasbro, Inc.	52,310	$1,197,376

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 0.8%
Bucyrus International, Inc.	55,850	$693,657
Eaton Corp.	50,420	1,822,683
Roper Industries, Inc.	32,380	1,338,913

		$3,855,253
Major Banks - 4.2%
Bank of New York Mellon Corp.	132,008	$2,926,617
Goldman Sachs Group, Inc.	12,700	1,156,716
JPMorgan Chase & Co.	490,840	11,215,694
State Street Corp.	70,630	1,784,820
Wells Fargo & Co.	381,860	4,620,506

		$21,704,353
Medical & Health Technology & Services - 1.8%
DaVita, Inc. (a)	42,370	$1,988,000
IDEXX Laboratories, Inc. (a)	26,740	804,874
MWI Veterinary Supply, Inc. (a)	61,372	1,547,802
Patterson Cos., Inc. (a)	213,450	3,857,041
VCA Antech, Inc. (a)	43,420	902,702

		$9,100,419
Medical Equipment - 4.0%
Alcon, Inc.	24,500	$2,017,820
Medtronic, Inc.	257,340	7,614,691
NxStage Medical, Inc. (a)	92,620	289,901
NxStage Medical, Inc. (a)(z)	342,400	1,071,712
Waters Corp. (a)	210,360	7,408,879
Zimmer Holdings, Inc. (a)	58,920	2,063,378

		$20,466,381
Metals & Mining - 0.5%
Cameco Corp.	67,270	$980,797
Cliffs Natural Resources, Inc.	44,660	689,104
Nucor Corp.	28,200	948,930

		$2,618,831
Natural Gas - Pipeline - 0.4%
Williams Cos., Inc.	159,140	$1,798,282

Network & Telecom - 1.7%
Ciena Corp. (a)	210,540	$1,130,600
Cisco Systems, Inc. (a)	364,810	5,315,282
Research in Motion Ltd. (a)	60,680	2,423,559

		$8,869,441

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 2.0%
Exterran Holdings, Inc. (a)	48,230	$872,963
Halliburton Co.	139,950	2,282,585
Helix Energy Solutions Group, Inc. (a)	76,020	236,422
Nabors Industries Ltd. (a)	42,490	412,578
Noble Corp.	122,430	3,010,554
Transocean, Inc. (a)	53,550	3,200,683

		$10,015,785
Other Banks & Diversified Financials - 1.4%
City National Corp.	70,640	$2,266,131
Discover Financial Services	111,830	640,786
Euro Dekania Ltd. (a)(z)	492,120	336,898
New York Community Bancorp, Inc.	80,830	796,175
NewAlliance Bancshares, Inc.	74,157	846,873
People’s United Financial, Inc.	138,300	2,407,803

		$7,294,666
Personal Computers & Peripherals - 0.4%
NetApp, Inc. (a)	158,570	$2,131,181

Pharmaceuticals - 7.0%
Abbott Laboratories	103,800	$4,913,892
Allergan, Inc.	93,080	3,605,919
Johnson & Johnson	206,210	10,310,500
Pfizer, Inc.	165,300	2,034,843
Schering-Plough Corp.	308,050	5,356,990
Teva Pharmaceutical Industries Ltd., ADR	63,980	2,852,228
Wyeth	168,680	6,885,518

		$35,959,890
Pollution Control - 0.4%
Republic Services, Inc.	108,900	$2,167,110

Precious Metals & Minerals - 0.3%
Goldcorp, Inc.	38,000	$1,098,960
Teck Cominco Ltd., “B”	66,420	233,373

		$1,332,333
Railroad & Shipping - 0.9%
Canadian National Railway Co.	101,950	$3,297,063
Union Pacific Corp.	38,540	1,446,021

		$4,743,084

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - 1.5%
Apartment Investment & Management, “A”, REIT	15,268	$79,699
Kilroy Realty Corp., REIT	78,790	1,466,282
Mack-Cali Realty Corp., REIT	353,030	6,029,752

		$7,575,733
Restaurants - 0.5%
P.F. Chang’s China Bistro, Inc. (a)	122,460	$2,412,462

Specialty Chemicals - 0.8%
Air Products & Chemicals, Inc.	35,500	$1,641,875
Praxair, Inc.	41,510	2,355,693

		$3,997,568
Specialty Stores - 3.7%
Abercrombie & Fitch Co., “A”	133,010	$2,924,890
Dick’s Sporting Goods, Inc. (a)(l)	288,370	3,561,369
Nordstrom, Inc.	179,810	2,422,041
O’Reilly Automotive, Inc. (a)	138,670	4,626,031
Staples, Inc.	176,800	2,819,960
Tiffany & Co.	126,540	2,409,322

		$18,763,613
Telecommunications - Wireless - 0.9%
Cellcom Israel Ltd.	70,150	$1,403,000
Rogers Communications, Inc., “B”	139,700	3,285,509

		$4,688,509
Telephone Services - 2.6%
AT&T, Inc.	454,020	$10,792,055
Verizon Communications, Inc.	97,370	2,777,966

		$13,570,021
Tobacco - 1.8%
Lorillard, Inc.	71,060	$4,152,746
Philip Morris International, Inc.	156,280	5,230,692

		$9,383,438
Trucking - 0.9%
Expeditors International of Washington, Inc.	52,500	$1,446,375
FedEx Corp.	26,440	1,142,472
J.B. Hunt Transport Services, Inc.	101,610	2,070,812

		$4,659,659

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 4.2%
American Electric Power Co., Inc.	98,530	$2,763,767
CMS Energy Corp.	221,330	2,447,910
Dominion Resources, Inc.	67,820	2,046,808
Exelon Corp.	50,140	2,367,611
NRG Energy, Inc. (a)	90,880	1,717,632
PG&E Corp.	67,840	2,592,845
PPL Corp.	101,950	2,843,386
Progress Energy, Inc.	69,360	2,456,731
Public Service Enterprise Group, Inc.	93,030	2,538,789

		$21,775,479
Total Common Stocks (Identified Cost, $772,999,066)		$509,652,895

	Strike Price	First Exercise

Warrants - 0.0%
Medical Equipment - 0.0%
NxStage Medical, Inc. (1 share for 1 warrant) (Identified Cost, $187,933) (a)(z)	$5.50	5/23/13	68,480	$147,048

Money Market Funds (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.44%, at Cost and Net Asset Value			4,081,739	$4,081,739

Collateral for Securities Loaned - 0.0%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value			1,250	$1,250
Total Investments (Identified Cost, $777,269,988)				$513,882,932

Other Assets, Less Liabilities - (0.1)%				(472,195)
Net Assets - 100.0%				$513,410,737

12

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	3/08/07-6/25/07	$7,015,361	$336,898
NxStage Medical, Inc.	5/22/08	1,352,874	1,071,712
NxStage Medical, Inc. (Warrants)	5/22/08	187,933	147,048
Total Restricted Securities			$1,555,658
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $773,188,249)	$509,801,193
Underlying funds, at cost and value	4,081,739
Total investments, at value, including $1,235 of securities on loan (identified cost, $777,269,988)		$513,882,932
Receivable for investments sold	13,277,007
Receivable for fund shares sold	436,611
Interest and dividends receivable	1,377,580
Receivable from investment adviser	131,193
Other assets	8,730
Total assets		$529,114,053
Liabilities
Payable for investments purchased	$13,350,275
Payable for fund shares reacquired	1,493,919
Collateral for securities loaned, at value	1,250
Payable to affiliates
Management fee	27,955
Shareholder servicing costs	402,140
Distribution and service fees	20,906
Administrative services fee	913
Payable for independent trustees’ compensation	125,338
Accrued expenses and other liabilities	280,620
Total liabilities		$15,703,316
Net assets		$513,410,737
Net assets consist of
Paid-in capital	$2,674,876,372
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(263,381,712)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,902,688,019)
Undistributed net investment income	4,604,096
Net assets		$513,410,737
Shares of beneficial interest outstanding		53,282,244

14

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$367,407,419
Shares outstanding	37,487,843
Net asset value per share		$9.80
Offering price per share (100/94.25 × net asset value per share)		$10.40
Class B shares
Net assets	$66,913,510
Shares outstanding	7,370,512
Net asset value and offering price per share		$9.08
Class C shares
Net assets	$41,239,252
Shares outstanding	4,562,516
Net asset value and offering price per share		$9.04
Class I shares
Net assets	$9,678,205
Shares outstanding	950,727
Net asset value, offering price, and redemption price per share		$10.18
Class R1 shares
Net assets	$2,014,103
Shares outstanding	222,737
Net asset value, offering price, and redemption price per share		$9.04
Class R2 shares
Net assets	$9,097,846
Shares outstanding	944,423
Net asset value, offering price, and redemption price per share		$9.63
Class R3 shares
Net assets	$17,024,876
Shares outstanding	1,739,884
Net asset value, offering price, and redemption price per share		$9.79
Class R4 shares
Net assets	$35,526
Shares outstanding	3,602
Net asset value, offering price, and redemption price per share		$9.86

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$9,247,883
Interest	84,870
Dividends from underlying funds	3,204
Foreign taxes withheld	(60,287)
Total investment income		$9,275,670
Expenses
Management fee	$2,041,130
Distribution and service fees	1,626,040
Shareholder servicing costs	1,246,168
Administrative services fee	67,264
Independent trustees’ compensation	20,547
Custodian fee	79,368
Shareholder communications	62,789
Auditing fees	22,869
Legal fees	11,358
Miscellaneous	33,442
Total expenses		$5,210,975
Fees paid indirectly	(1,248)
Reduction of expenses by investment adviser	(770,328)
Net expenses		$4,439,399
Net investment income		$4,836,271
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (s)	$(194,124,607)
Written option transactions	84
Foreign currency transactions	(13,651)
Net realized gain (loss) on investments and foreign currency transactions		$(194,138,174)
Change in unrealized appreciation (depreciation)
Investments	$(194,900,326)
Translation of assets and liabilities in foreign currencies	(8,945)
Net unrealized gain (loss) on investments and foreign currency translation		$(194,909,271)
Net realized and unrealized gain (loss) on investments and foreign currency		$(389,047,445)
Change in net assets from operations		$(384,211,174)

(s)	Includes proceeds received from a non-recurring cash settlement in the amount of $14,093,465 from a litigation settlement against Enron Corp.

See Notes to Financial Statements

16

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/09 (unaudited)	Year ended 8/31/08
From operations
Net investment income	$4,836,271	$3,621,403
Net realized gain (loss) on investments and foreign currency transactions	(194,138,174)	(24,127,504)
Net unrealized gain (loss) on investments and foreign currency translation	(194,909,271)	(83,770,828)
Change in net assets from operations	$(384,211,174)	$(104,276,929)
Distributions declared to shareholders
From net investment income
Class A	$(3,180,163)	$—
Class I	(141,605)	—
Class R2	(59,248)	—
Class R3	(161,981)	—
Class R4	(512)	—
From net realized gain on investments
Class A	—	(55,958,979)
Class B	—	(22,499,641)
Class C	—	(8,053,425)
Class I	—	(1,831,049)
Class R (b)	—	(183,230)
Class R1	—	(329,794)
Former Class R2 (b)	—	(159,753)
Class R2	—	(1,031,345)
Class R3	—	(2,393,639)
Class R4	—	(4,832)
Total distributions declared to shareholders	$(3,543,509)	$(92,445,687)
Change in net assets from fund share transactions	$(56,362,782)	$(124,491,190)
Total change in net assets	$(444,117,465)	$(321,213,806)
Net assets
At beginning of period	957,528,202	1,278,742,008
At end of period (including undistributed net investment income of $4,604,096 and $3,311,334, respectively)	$513,410,737	$957,528,202

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

17

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$16.75		$19.83	$18.17	$17.88	$15.35	$13.97
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.09	$0.04	$0.03	$0.03	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(6.97)		(1.71)	3.01	1.06	2.50	1.35
Total from investment operations	$(6.87)		$(1.62)	$3.05	$1.09	$2.53	$1.38
Less distributions declared to shareholders
From net investment income	$(0.08)		$—	$—	$—	$—	$—
From net realized gain on investments	—		(1.46)	(1.39)	(0.80)	—	—
Total distributions declared to shareholders	$(0.08)		$(1.46)	$(1.39)	$(0.80)	$—	$—
Net asset value, end of period	$9.80		$16.75	$19.83	$18.17	$17.88	$15.35
Total return (%) (r)(s)(t)	(41.03	)(n)	(8.94)	17.26	6.25	16.48	9.88	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.24	1.26	1.37	1.41	1.38
Expenses after expense reductions (f)	1.21	(a)	1.21	1.26	1.36	1.41	1.38
Net investment income	1.63	(a)	0.52	0.22	0.15	0.17	0.22
Portfolio turnover	62		86	283	138	81	116
Net assets at end of period (000 Omitted)	$367,407		$650,476	$766,202	$146,355	$141,808	$67,415

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$15.45		$18.52	$17.16	$17.03	$14.71	$13.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$(0.02)	$(0.08)	$(0.09)	$(0.08)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(6.43)		(1.59)	2.83	1.02	2.40	1.29
Total from investment operations	$(6.37)		$(1.61)	$2.75	$0.93	$2.32	$1.23
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.46)	$(1.39)	$(0.80)	$—	$—
Net asset value, end of period	$9.08		$15.45	$18.52	$17.16	$17.03	$14.71
Total return (%) (r)(s)(t)	(41.23	)(n)	(9.55)	16.49	5.60	15.77	9.12 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	(a)	1.88	1.90	2.02	2.06	2.02
Expenses after expense reductions (f)	1.86	(a)	1.86	1.90	2.02	2.06	2.02
Net investment income (loss)	0.99	(a)	(0.14)	(0.46)	(0.50)	(0.47)	(0.43)
Portfolio turnover	62		86	283	138	81	116
Net assets at end of period (000 Omitted)	$66,914		$162,122	$325,525	$49,192	$71,088	$73,395
See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$15.38		$18.44	$17.09	$16.97	$14.66	$13.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$(0.02)	$(0.08)	$(0.09)	$(0.08)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(6.39)		(1.58)	2.82	1.01	2.39	1.29
Total from investment operations	$(6.34)		$(1.60)	$2.74	$0.92	$2.31	$1.23
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.46)	$(1.39)	$(0.80)	$—	$—
Net asset value, end of period	$9.04		$15.38	$18.44	$17.09	$16.97	$14.66
Total return (%) (r)(s)(t)	(41.22	)(n)	(9.54)	16.50	5.56	15.76	9.16 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	1.89	1.90	2.02	2.06	2.02
Expenses after expense reductions (f)	1.86	(a)	1.86	1.90	2.02	2.06	2.02
Net investment income (loss)	0.98	(a)	(0.14)	(0.45)	(0.50)	(0.48)	(0.43)
Portfolio turnover	62		86	283	138	81	116
Net assets at end of period (000 Omitted)	$41,239		$79,213	$107,948	$16,613	$17,898	$15,990

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$17.47		$20.54	$18.72	$18.33	$15.68	$14.22
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.17	$0.11	$0.09	$0.09	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(7.26)		(1.78)	3.10	1.10	2.56	1.37
Total from investment operations	$(7.14)		$(1.61)	$3.21	$1.19	$2.65	$1.46
Less distributions declared to shareholders
From net investment income	$(0.15)		$—	$—	$—	$—	$—
From net realized gain on investments	—		(1.46)	(1.39)	(0.80)	—	—
Total distributions declared to shareholders	$(0.15)		$(1.46)	$(1.39)	$(0.80)	$—	$—
Net asset value, end of period	$10.18		$17.47	$20.54	$18.72	$18.33	$15.68
Total return (%) (r)(s)	(40.95	)(n)	(8.56)	17.63	6.66	16.90	10.27	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	0.89	0.92	1.01	1.09	1.03
Expenses after expense reductions (f)	0.86	(a)	0.86	0.92	1.01	1.09	1.03
Net investment income	1.97	(a)	0.88	0.58	0.50	0.51	0.56
Portfolio turnover	62		86	283	138	81	116
Net assets at end of period (000 Omitted)	$9,678		$17,269	$27,544	$4,763	$3,170	$460

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$15.39		$18.45	$17.11	$17.01	$16.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$(0.03)	$(0.09)	$(0.10)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(6.40)		(1.57)	2.82	1.00	0.80	(g)
Total from investment operations	$(6.35)		$(1.60)	$2.73	$0.90	$0.76
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.46)	$(1.39)	$(0.80)	$—
Net asset value, end of period	$9.04		$15.39	$18.45	$17.11	$17.01
Total return (%) (r)(s)	(41.26	)(n)	(9.53)	16.42	5.43	4.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	1.95	2.05	2.20	2.23	(a)
Expenses after expense reductions (f)	1.86	(a)	1.91	2.02	2.11	2.23	(a)
Net investment income (loss)	0.98	(a)	(0.18)	(0.51)	(0.61)	(0.63	)(a)
Portfolio turnover	62		86	283	138	81
Net assets at end of period (000 Omitted)	$2,014		$3,663	$2,543	$441	$55

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R2			2008	2007	2006	2005	2004 (i)

Net asset value, beginning of period	$16.45		$19.53	$17.97	$17.74	$15.29	$14.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.06	$(0.01)	$(0.03)	$(0.04)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(6.85)		(1.68)	2.96	1.06	2.49	0.69	(g)
Total from investment operations	$(6.76)		$(1.62)	$2.95	$1.03	$2.45	$0.72
Less distributions declared to shareholders
From net investment income	$(0.06)		$—	$—	$—	$—	$—
From net realized gain on investments	—		(1.46)	(1.39)	(0.80)	—	—
Total distributions declared to shareholders	$(0.06)		$(1.46)	$(1.39)	$(0.80)	$—	$—
Net asset value, end of period	$9.63		$16.45	$19.53	$17.97	$17.74	$15.29
Total return (%) (r)(s)	(41.11	)(n)	(9.08)	16.88	5.96	16.02	4.94	(b)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.45	1.61	1.77	1.81	1.80	(a)
Expenses after expense reductions (f)	1.36	(a)	1.41	1.58	1.67	1.81	1.80	(a)
Net investment income (loss)	1.47	(a)	0.34	(0.05)	(0.15)	(0.22)	0.27	(a)
Portfolio turnover	62		86	283	138	81	116
Net assets at end of period (000 Omitted)	$9,098		$16,539	$9,492	$1,193	$948	$616

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$16.73		$19.80	$18.15	$17.88	$17.02
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.10	$0.05	$0.05	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(6.94)		(1.71)	2.99	1.02	0.85	(g)
Total from investment operations	$(6.84)		$(1.61)	$3.04	$1.07	$0.86
Less distributions declared to shareholders
From net investment income	$(0.10)		$—	$—	$—	$—
From net realized gain on investments	—		(1.46)	(1.39)	(0.80)	—
Total distributions declared to shareholders	$(0.10)		$(1.46)	$(1.39)	$(0.80)	$—
Net asset value, end of period	$9.79		$16.73	$19.80	$18.15	$17.88
Total return (%) (r)(s)	(40.97	)(n)	(8.90)	17.22	6.14	5.05	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.19	1.36	1.37	1.43	(a)
Expenses after expense reductions (f)	1.11	(a)	1.17	1.36	1.37	1.43	(a)
Net investment income	1.72	(a)	0.57	0.24	0.27	0.17	(a)
Portfolio turnover	62		86	283	138	81
Net assets at end of period (000 Omitted)	$17,025		$28,185	$31,963	$22,646	$53

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$16.92		$19.96	$18.24	$17.90	$17.02
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.15	$0.11	$0.07	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(7.04)		(1.73)	3.00	1.07	0.85	(g)
Total from investment operations	$(6.92)		$(1.58)	$3.11	$1.14	$0.88
Less distributions declared to shareholders
From net investment income	$(0.14)		$—	$—	$—	$—
From net realized gain on investments	—		(1.46)	(1.39)	(0.80)	—
Total distributions declared to shareholders	$(0.14)		$(1.46)	$(1.39)	$(0.80)	$—
Net asset value, end of period	$9.86		$16.92	$19.96	$18.24	$17.90
Total return (%) (r)(s)	(40.95	)(n)	(8.67)	17.54	6.54	5.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	0.92	1.06	1.12	1.13	(a)
Expenses after expense reductions (f)	0.86	(a)	0.90	1.06	1.12	1.13	(a)
Net investment income	1.98	(a)	0.83	0.55	0.40	0.47	(a)
Portfolio turnover	62		86	283	138	81
Net assets at end of period (000 Omitted)	$36		$60	$66	$56	$53

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day the accrual were recorded.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2) and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the six months ended February 28, 2009 would have been lower by approximately 2.41%, 2.40%, 2.42%, 2.40%, 2.40%, 2.36%, 2.40% and 2.40%, respectively.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Core Equity Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data

26

Notes to Financial Statements (unaudited) – continued

from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used

27

Notes to Financial Statements (unaudited) – continued

to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$504,600,035	$8,945,999	$336,898	$513,882,932
Other Financial Instruments	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 9/01/08	$3,519,098	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(3,182,200)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 2/28/09	$336,898	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS)

28

Notes to Financial Statements (unaudited) – continued

may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include written options.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and

29

Notes to Financial Statements (unaudited) – continued

financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Written Options – The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these contracts.

Written Option Transactions

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	1	84
Options closed	—	—
Options exercised	—	—
Options expired	(1)	(84)
Outstanding, end of period		$—

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next

30

Notes to Financial Statements (unaudited) – continued

business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations. The fund was a participant in litigation against Enron Corp. On December 26, 2008, the fund received a cash settlement in the amount of $14,093,465.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2009, is shown as a reduction of total expenses on the Statement of Operations.

31

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/08
Ordinary income (including any short-term capital gains)	$17,463,468
Long-term capital gain	74,982,219
Total distributions	$92,445,687

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/09
Cost of investments	$781,388,922
Gross appreciation	3,131,917
Gross depreciation	(270,637,907)
Net unrealized appreciation (depreciation)	$(267,505,990)

As of 8/31/08
Undistributed ordinary income	3,533,671
Capital loss carryforwards	(1,670,626,054)
Post-October capital loss deferral	(33,674,465)
Other temporary differences	(225,245)
Net unrealized appreciation (depreciation)	(72,718,859)

32

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/09	$(1,596,472,098)
8/31/10	(74,153,956)
$(1,670,626,054)

The availability of a portion of the capital loss carryforwards, which were acquired on June 22, 2007 in connection with the MFS Capital Opportunities Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.65%
Average daily net assets in excess of $500 million	0.55%

The management fee incurred for the six months ended February 28, 2009 was equivalent to an annual effective rate of 0.63% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.21%	1.86%	1.86%	0.86%	1.86%	1.36%	1.11%	0.86%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until February 28, 2009. For the six months ended February 28, 2009, this reduction amounted to $768,693 and is reflected as a reduction of total expenses in the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

Effective March 1, 2009, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.21%	1.96%	1.96%	0.96%	1.96%	1.46%	1.21%	0.96%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2009.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $15,414 for the six months ended February 28, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$795,659
Class B	0.75%	0.25%	1.00%	1.00%	497,800
Class C	0.75%	0.25%	1.00%	1.00%	266,347
Class R1	0.75%	0.25%	1.00%	1.00%	12,585
Class R2	0.25%	0.25%	0.50%	0.50%	28,178
Class R3	—	0.25%	0.25%	0.25%	25,471
Total Distribution and Service Fees					$1,626,040

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2009 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to October 1, 1989 with respect to shares that were acquired as part of the reorganization of MFS Capital Opportunities Fund into MFS Core Equity are subject to a service fee of 0.15% annually. Effective March 1, 2009, the 0.10% Class A annual distribution fee was eliminated.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased

34

Notes to Financial Statements (unaudited) – continued

on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2009, were as follows:

Amount
Class A	$—
Class B	37,874
Class C	766

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2009, the fee was $561,348, which equated to 0.1720% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $684,820.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended February 28, 2009 was equivalent to an annual effective rate of 0.0206% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $5,029. This amount is included in independent trustees’

35

Notes to Financial Statements (unaudited) – continued

compensation for the six months ended February 28, 2009. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in a net decrease in expense of $46,567. This amount is included in miscellaneous expense for the six months ended February 28, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $121,736 at February 28, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,945 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,635, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $416,973,158 and $452,680,524, respectively.

36

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,613,283	$54,117,900	10,555,888	$198,559,304
Class B	496,450	5,420,530	533,209	9,186,373
Class C	147,676	1,617,669	332,970	5,716,091
Class I	28,450	384,997	1,144,826	23,867,513
Class R (b)	—	—	133,309	2,597,631
Class R1	21,149	234,955	158,677	2,874,720
Former Class R2 (b)	—	—	53,276	978,339
Class R2	91,688	1,056,754	760,473	14,115,397
Class R3	178,318	2,169,626	387,738	7,108,853
Class R4	—	—	—	—
	5,577,014	$65,002,431	14,060,366	$265,004,221
Shares issued to shareholders in reinvestment of distributions
Class A	269,553	$2,911,168	2,764,142	$51,882,943
Class B	—	—	1,200,579	20,890,083
Class C	—	—	395,196	6,844,787
Class I	12,549	140,677	89,117	1,739,557
Class R (b)	—	—	9,846	183,230
Class R1	—	—	19,030	329,794
Former Class R2 (b)	—	—	9,118	159,753
Class R2	5,424	57,610	55,899	1,031,345
Class R3	15,026	161,981	127,729	2,393,639
Class R4	48	512	255	4,832
	302,600	$3,271,948	4,670,911	$85,459,963
Shares reacquired
Class A	(6,220,799)	$(72,061,853)	(13,126,299)	$(245,047,802)
Class B	(3,619,983)	(39,470,505)	(8,820,667)	(148,697,791)
Class C	(735,178)	(8,008,133)	(1,432,484)	(24,293,088)
Class I	(78,892)	(1,140,501)	(1,586,016)	(31,405,837)
Class R (b)	—	—	(444,601)	(8,580,951)
Class R1	(36,492)	(401,882)	(77,430)	(1,271,488)
Former Class R2 (b)	—	—	(144,482)	(2,381,858)
Class R2	(158,162)	(1,920,864)	(296,852)	(5,210,586)
Class R3	(137,684)	(1,633,423)	(445,307)	(8,065,973)
Class R4	—	—	—	—
	(10,987,190)	$(124,637,161)	(26,374,138)	$(474,955,374)

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Net change
Class A	(1,337,963)	$(15,032,785)	193,731	$5,394,445
Class B	(3,123,533)	(34,049,975)	(7,086,879)	(118,621,335)
Class C	(587,502)	(6,390,464)	(704,318)	(11,732,210)
Class I	(37,893)	(614,827)	(352,073)	(5,798,767)
Class R (b)	—	—	(301,446)	(5,800,090)
Class R1	(15,343)	(166,927)	100,277	1,933,026
Former Class R2 (b)	—	—	(82,088)	(1,243,766)
Class R2	(61,050)	(806,500)	519,520	9,936,156
Class R3	55,660	698,184	70,160	1,436,519
Class R4	48	512	255	4,832
	(5,107,576)	$(56,362,782)	(7,642,861)	$(124,491,190)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to the fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2009, the fund’s commitment fee and interest expense were $2,318 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	20,780,578	(16,698,839)	4,081,739

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,204	$4,081,739

38

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

39

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.  To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Core Growth Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/09

CGF-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Google, Inc., “A”	2.8%
Apple, Inc.	2.7%
Danaher Corp.	2.3%
Hewlett-Packard Co.	2.3%
International Business Machines Corp.	2.2%
Visa, Inc., “A”	2.1%
Cisco Systems, Inc.	2.0%
QUALCOMM, Inc.	1.9%
Allergan, Inc.	1.9%
Genzyme Corp.	1.9%

Equity sectors
Technology	26.1%
Health Care	16.6%
Energy	8.1%
Retailing	8.0%
Consumer Staples	7.5%
Leisure	5.5%
Special Products & Services	5.3%
Basic Materials	5.1%
Financial Services	4.5%
Industrial Goods & Services	4.3%
Transportation	1.6%
Utilities & Communications	1.0%

Percentages are based on net assets as of 2/28/09.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2008 through February 28, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 through February 28, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/08	Ending Account Value 2/28/09	Expenses Paid During Period (p) 9/01/08-2/28/09
A	Actual	1.26%	$1,000.00	$604.96	$5.01
	Hypothetical (h)	1.26%	$1,000.00	$1,018.55	$6.31
B	Actual	1.91%	$1,000.00	$603.04	$7.59
	Hypothetical (h)	1.91%	$1,000.00	$1,015.32	$9.54
C	Actual	1.91%	$1,000.00	$603.04	$7.59
	Hypothetical (h)	1.91%	$1,000.00	$1,015.32	$9.54
I	Actual	0.91%	$1,000.00	$606.09	$3.62
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
W	Actual	1.01%	$1,000.00	$605.91	$4.02
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
R1	Actual	1.91%	$1,000.00	$603.05	$7.59
	Hypothetical (h)	1.91%	$1,000.00	$1,015.32	$9.54
R2	Actual	1.41%	$1,000.00	$604.48	$5.61
	Hypothetical (h)	1.41%	$1,000.00	$1,017.80	$7.05
R3	Actual	1.16%	$1,000.00	$605.63	$4.62
	Hypothetical (h)	1.16%	$1,000.00	$1,019.04	$5.81
R4	Actual	0.91%	$1,000.00	$606.11	$3.62
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 2.01% for Class B, Class C, and Class R1 shares, 1.01% for Class I and Class R4 shares, 1.51% for Class R2 shares, 1.26% for Class R3 shares and 1.11% for Class W shares; the actual expenses paid during the period would have been approximately $7.98 for Class B, Class C and Class R1 shares, $4.02 for Class I and Class R4 shares, $6.00 for Class R2 shares, $5.01 for Class R3 shares and $4.42 for Class W shares; and the hypothetical expenses paid during the period would have been approximately $10.04 for Class B, Class C, and Class R1 shares, $5.06 for Class I and Class R4 shares, $7.55 for Class R2 shares, $6.31 for Class R3 shares and $5.56 for Class W shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

2/28/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 93.6%
Issuer	Shares/Par	Value ($)

Aerospace - 0.8%
Honeywell International, Inc.	239,100	$6,415,053
Lockheed Martin Corp.	73,850	4,660,673

		$11,075,726
Apparel Manufacturers - 1.4%
LVMH Moet Hennessy Louis Vuitton S.A.	91,850	$5,284,176
NIKE, Inc., “B”	326,570	13,562,452

		$18,846,628
Biotechnology - 6.0%
Biogen Idec, Inc. (a)	28,100	$1,293,724
Celgene Corp. (a)	302,420	13,527,247
Genentech, Inc. (a)	126,830	10,850,307
Genzyme Corp. (a)	414,630	25,263,406
Gilead Sciences, Inc. (a)	551,310	24,698,688
Millipore Corp. (a)	67,360	3,708,842

		$79,342,214
Brokerage & Asset Managers - 0.8%
Charles Schwab Corp.	532,320	$6,765,787
CME Group, Inc.	22,500	4,104,000

		$10,869,787
Business Services - 3.8%
Accenture Ltd.	323,180	$9,433,624
Fidelity National Information Services, Inc.	194,900	3,410,750
MasterCard, Inc., “A”	62,980	9,952,729
Visa, Inc., “A”	491,380	27,866,160

		$50,663,263
Cable TV - 0.8%
DIRECTV Group, Inc. (a)	510,710	$10,183,557

Chemicals - 2.4%
Ecolab, Inc.	292,420	$9,293,108
Monsanto Co.	262,410	20,014,011
Mosaic Co.	74,600	3,211,530

		$32,518,649

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 6.4%
Akamai Technologies, Inc. (a)	213,340	$3,859,321
Citrix Systems, Inc. (a)	462,260	9,513,311
Intuit, Inc. (a)	145,000	3,304,550
McAfee, Inc. (a)	530,300	14,821,885
Microsoft Corp.	777,550	12,557,433
Oracle Corp. (a)	1,061,366	16,493,628
VeriSign, Inc. (a)	1,289,110	24,918,496

		$85,468,624
Computer Software - Systems - 7.9%
Apple, Inc. (a)	403,620	$36,047,302
EMC Corp. (a)	879,900	9,238,950
Hewlett-Packard Co.	1,041,230	30,226,907
International Business Machines Corp.	316,280	29,107,248

		$104,620,407
Consumer Goods & Services - 3.3%
Apollo Group, Inc., “A” (a)	90,100	$6,532,250
Avon Products, Inc.	147,270	2,590,479
Colgate-Palmolive Co.	356,280	21,440,930
DeVry, Inc.	102,330	5,316,043
Priceline.com, Inc. (a)	94,500	8,019,270

		$43,898,972
Electrical Equipment - 2.3%
Danaher Corp.	601,220	$30,517,927

Electronics - 3.1%
Broadcom Corp., “A” (a)	255,700	$4,206,265
Intel Corp.	1,153,010	14,689,347
Marvell Technology Group Ltd. (a)	983,250	7,384,207
MEMC Electronic Materials, Inc. (a)	190,300	2,856,403
Samsung Electronics Co. Ltd.	16,230	5,016,943
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	894,960	6,747,998

		$40,901,163
Energy - Independent - 2.0%
Anadarko Petroleum Corp.	96,100	$3,358,695
Southwestern Energy Co. (a)	316,340	9,101,102
XTO Energy, Inc.	461,317	14,605,296

		$27,065,093

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 3.0%
Chevron Corp.	148,470	$9,013,614
Hess Corp.	260,470	14,245,104
Petroleo Brasileiro S.A., ADR	589,530	16,347,667

		$39,606,385
Entertainment - 0.4%
DreamWorks Animation, Inc., “A” (a)	271,290	$5,233,184

Food & Beverages - 4.4%
Cadbury PLC	909,900	$6,995,032
Coca-Cola Co.	322,360	13,168,406
General Mills, Inc.	159,500	8,370,560
Groupe Danone	115,723	5,552,892
McCormick & Co., Inc.	8,890	278,702
Nestle S.A.	133,847	4,386,626
PepsiCo, Inc.	406,700	19,578,538

		$58,330,756
Food & Drug Stores - 1.4%
CVS Caremark Corp.	464,676	$11,960,760
Walgreen Co.	287,500	6,859,750

		$18,820,510
Gaming & Lodging - 0.4%
International Game Technology	663,980	$5,856,304

General Merchandise - 3.0%
Kohl’s Corp. (a)	212,380	$7,463,033
Target Corp.	297,000	8,408,070
Wal-Mart Stores, Inc.	485,950	23,928,178

		$39,799,281
Insurance - 0.5%
Aon Corp.	177,700	$6,795,248

Internet - 3.0%
Google, Inc., “A” (a)	109,285	$36,937,237
Yahoo!, Inc. (a)	218,900	2,896,047

		$39,833,284
Leisure & Toys - 0.4%
Hasbro, Inc.	220,940	$5,057,317

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 0.6%
Roper Industries, Inc.	180,050	$7,445,067

Major Banks - 2.3%
JPMorgan Chase & Co.	290,700	$6,642,495
Morgan Stanley	533,480	10,424,199
State Street Corp.	542,453	13,707,787

		$30,774,481
Medical & Health Technology & Services - 0.9%
Medco Health Solutions, Inc. (a)	292,270	$11,860,317

Medical Equipment - 4.4%
Baxter International, Inc.	427,360	$21,756,898
Becton, Dickinson & Co.	123,530	7,645,272
St. Jude Medical, Inc. (a)	384,530	12,751,015
Thermo Fisher Scientific, Inc. (a)	453,200	16,433,032

		$58,586,217
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	72,150	$2,194,803

Network & Telecom - 5.1%
Cisco Systems, Inc. (a)	1,849,370	$26,945,321
Corning, Inc.	831,900	8,776,545
QUALCOMM, Inc.	764,750	25,565,593
Research in Motion Ltd. (a)	165,880	6,625,247

		$67,912,706
Oil Services - 3.1%
Halliburton Co.	686,200	$11,191,922
Schlumberger Ltd.	238,500	9,077,310
Smith International, Inc.	231,560	4,973,909
Transocean, Inc. (a)	258,580	15,455,327

		$40,698,468
Other Banks & Diversified Financials - 0.9%
Northern Trust Corp.	152,650	$8,479,707
UBS AG (a)	362,541	3,407,561

		$11,887,268
Personal Computers & Peripherals - 0.6%
NetApp, Inc. (a)	243,530	$3,273,043
Nuance Communications, Inc. (a)	471,790	4,180,059

		$7,453,102

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 5.3%
Abbott Laboratories	509,360	$24,113,102
Allergan, Inc.	652,200	25,266,228
Schering-Plough Corp.	432,520	7,521,523
Teva Pharmaceutical Industries Ltd., ADR	302,280	13,475,642

		$70,376,495
Pollution Control - 0.6%
Republic Services, Inc.	368,100	$7,325,190

Printing & Publishing - 2.0%
Dun & Bradstreet Corp.	182,610	$13,507,662
McGraw-Hill Cos., Inc.	683,880	13,492,952

		$27,000,614
Railroad & Shipping - 0.8%
Union Pacific Corp.	265,910	$9,976,943

Restaurants - 1.5%
McDonald’s Corp.	329,660	$17,224,735
YUM! Brands, Inc.	121,900	3,203,532

		$20,428,267
Specialty Chemicals - 2.5%
Air Products & Chemicals, Inc.	231,100	$10,688,375
Bunge Ltd.	119,670	5,610,130
Linde AG	50,600	3,270,273
Praxair, Inc.	247,300	14,034,275

		$33,603,053
Specialty Stores - 2.2%
Abercrombie & Fitch Co., “A”	183,490	$4,034,945
Amazon.com, Inc. (a)	130,120	8,430,475
GameStop Corp., “A” (a)	100,500	2,705,460
Home Depot, Inc.	269,000	5,619,410
Staples, Inc.	486,750	7,763,663

		$28,553,953
Telecommunications - Wireless - 0.2%
MetroPCS Communications, Inc. (a)	150,400	$2,180,800

Telephone Services - 0.8%
American Tower Corp., “A” (a)	372,180	$10,837,882

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 1.3%
Lorillard, Inc.	177,660	$10,382,450
Philip Morris International, Inc.	197,000	6,593,590

		$16,976,040
Trucking - 0.8%
Expeditors International of Washington, Inc.	164,800	$4,540,240
United Parcel Service, Inc., “B”	163,500	6,732,930

		$11,273,170
Total Common Stocks (Identified Cost, $1,528,397,516)		$1,242,649,115

Money Market Funds (v) - 4.3%
MFS Institutional Money Market Portfolio, 0.44%, at Cost and Net Asset Value	57,163,766	$57,163,766
Total Investments (Identified Cost, $1,585,561,282)		$1,299,812,881

Other Assets, Less Liabilities - 2.1%		28,205,746
Net Assets - 100.0%		$1,328,018,627

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,528,397,516)	$1,242,649,115
Underlying funds, at cost and value	57,163,766
Total investments, at value (identified cost, $1,585,561,282)		$1,299,812,881
Cash	6,553,410
Receivable for investments sold	223,334,083
Receivable for fund shares sold	8,890,720
Interest and dividends receivable	2,304,415
Receivable from investment adviser	96,336
Other assets	19,968
Total assets		$1,541,011,813
Liabilities
Payable for investments purchased	$204,958,965
Payable for fund shares reacquired	6,798,672
Payable to affiliates
Management fee	72,057
Shareholder servicing costs	721,978
Distribution and service fees	25,732
Administrative services fee	2,236
Payable for independent trustees’ compensation	67,448
Accrued expenses and other liabilities	346,098
Total liabilities		$212,993,186
Net assets		$1,328,018,627
Net assets consist of
Paid-in capital	$3,391,191,252
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(285,768,563)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,779,033,238)
Undistributed net investment income	1,629,176
Net assets		$1,328,018,627
Shares of beneficial interest outstanding		119,506,868

11

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$441,484,189
Shares outstanding	40,199,482
Net asset value per share		$10.98
Offering price per share (100/94.25 × net asset value per share)		$11.65
Class B shares
Net assets	$93,448,881
Shares outstanding	9,071,568
Net asset value and offering price per share		$10.30
Class C shares
Net assets	$52,463,760
Shares outstanding	5,093,411
Net asset value and offering price per share		$10.30
Class I shares
Net assets	$704,968,545
Shares outstanding	61,895,960
Net asset value, offering price, and redemption price per share		$11.39
Class W shares
Net assets	$566,460
Shares outstanding	51,162
Net asset value, offering price, and redemption price per share		$11.07
Class R1 shares
Net assets	$1,708,960
Shares outstanding	166,432
Net asset value, offering price, and redemption price per share		$10.27
Class R2 shares
Net assets	$8,032,842
Shares outstanding	744,330
Net asset value, offering price, and redemption price per share		$10.79
Class R3 shares
Net assets	$2,546,555
Shares outstanding	231,985
Net asset value, offering price, and redemption price per share		$10.98
Class R4 shares
Net assets	$22,798,435
Shares outstanding	2,052,538
Net asset value, offering price, and redemption price per share		$11.11

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$10,160,739
Interest	302,742
Dividends from underlying funds	92,045
Foreign taxes withheld	(62,562)
Total investment income		$10,492,964
Expenses
Management fee	$5,364,225
Distribution and service fees	1,953,292
Shareholder servicing costs	2,269,990
Administrative services fee	150,249
Independent trustees’ compensation	27,505
Custodian fee	99,693
Shareholder communications	65,630
Auditing fees	22,903
Legal fees	22,695
Miscellaneous	85,329
Total expenses		$10,061,511
Fees paid indirectly	(5,519)
Reduction of expenses by investment adviser	(1,289,574)
Net expenses		$8,766,418
Net investment income		$1,726,546
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(566,176,528)
Foreign currency transactions	151,820
Net realized gain (loss) on investments and foreign currency transactions		$(566,024,708)
Change in unrealized appreciation (depreciation)
Investments	$(248,879,576)
Translation of assets and liabilities in foreign currencies	(233)
Net unrealized gain (loss) on investments and foreign currency translation		$(248,879,809)
Net realized and unrealized gain (loss) on investments and foreign currency		$(814,904,517)
Change in net assets from operations		$(813,177,971)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/09 (unaudited)	Year ended 8/31/08
From operations
Net investment income	$1,726,546	$690,582
Net realized gain (loss) on investments and foreign currency transactions	(566,024,708)	39,201,310
Net unrealized gain (loss) on investments and foreign currency translation	(248,879,809)	(74,873,251)
Change in net assets from operations	$(813,177,971)	$(34,981,359)
Distributions declared to shareholders
From net investment income
Class I	$(608,615)	$—
From net realized gain on investments
Class A	—	(77,652,488)
Class B	—	(24,115,726)
Class C	—	(9,911,561)
Class I	—	(88,840,909)
Class W	—	(36,456)
Class R (b)	—	(77,392)
Class R1	—	(263,200)
Former Class R2 (b)	—	(73,024)
Class R2	—	(1,101,532)
Class R3	—	(292,532)
Class R4	—	(2,797,355)
Total distributions declared to shareholders	$(608,615)	$(205,162,175)
Change in net assets from fund share transactions	$70,077,854	$(103,398,439)
Total change in net assets	$(743,708,732)	$(343,541,973)
Net assets
At beginning of period	2,071,727,359	2,415,269,332
At end of period (including undistributed net investment income of $1,629,176 and $511,245, respectively)	$1,328,018,627	$2,071,727,359

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$18.15		$20.35	$17.70	$16.82	$14.71	$14.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.01)	$(0.02)	$(0.05)	$(0.01)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.18)		(0.31)	3.01	0.93	2.12	0.37
Total from investment operations	$(7.17)		$(0.32)	$2.99	$0.88	$2.11	$0.30
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.88)	$(0.34)	$—	$—	$—
Net asset value, end of period	$10.98		$18.15	$20.35	$17.70	$16.82	$14.71
Total return (%) (r)(s)(t)	(39.50	)(n)	(2.16)	17.07	5.23	14.34	2.08 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.29	1.33	1.44	1.38	1.41
Expenses after expense reductions (f)	1.26	(a)	1.25	1.25	1.34	1.28	1.36
Net investment income (loss)	0.13	(a)	(0.03)	(0.11)	(0.31)	(0.08)	(0.47)
Portfolio turnover	345		301	329	245	184	261
Net assets at end of period (000 Omitted)	$441,484		$787,300	$935,865	$504,761	$632,209	$404,511

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$17.08		$19.38	$16.98	$16.24	$14.30	$14.09
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.13)	$(0.14)	$(0.16)	$(0.11)	$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	(6.75)		(0.29)	2.88	0.90	2.05	0.37
Total from investment operations	$(6.78)		$(0.42)	$2.74	$0.74	$1.94	$0.21
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.88)	$(0.34)	$—	$—	$—
Net asset value, end of period	$10.30		$17.08	$19.38	$16.98	$16.24	$14.30
Total return (%) (r)(s)(t)	(39.70	)(n)	(2.81)	16.31	4.56	13.57	1.49 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	(a)	1.94	1.98	2.09	2.03	2.05
Expenses after expense reductions (f)	1.91	(a)	1.90	1.90	1.99	1.93	2.00
Net investment loss	(0.52	)(a)	(0.67)	(0.77)	(0.96)	(0.73)	(1.11)
Portfolio turnover	345		301	329	245	184	261
Net assets at end of period (000 Omitted)	$93,449		$192,755	$303,614	$162,868	$201,513	$138,226

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$17.08		$19.38	$16.98	$16.23	$14.30	$14.10
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.13)	$(0.14)	$(0.16)	$(0.11)	$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	(6.75)		(0.29)	2.88	0.91	2.04	0.36
Total from investment operations	$(6.78)		$(0.42)	$2.74	$0.75	$1.93	$0.20
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.88)	$(0.34)	$—	$—	$—
Net asset value, end of period	$10.30		$17.08	$19.38	$16.98	$16.23	$14.30
Total return (%) (r)(s)(t)	(39.70	)(n)	(2.81)	16.31	4.62	13.50	1.42 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	(a)	1.95	1.98	2.09	2.03	2.05
Expenses after expense reductions (f)	1.91	(a)	1.90	1.90	1.99	1.93	2.00
Net investment loss	(0.52	)(a)	(0.67)	(0.76)	(0.96)	(0.69)	(1.12)
Portfolio turnover	345		301	329	245	184	261
Net assets at end of period (000 Omitted)	$52,464		$89,252	$108,950	$58,523	$82,182	$91,225

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class I			2008	2007	2006		2005	2004

Net asset value, beginning of period	$18.81		$20.96	$18.15	$17.18		$14.98	$14.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.07	$0.01	$0.00	(w)	$0.05	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.44)		(0.34)	3.14	0.97		2.15	0.37
Total from investment operations	$(7.41)		$(0.27)	$3.15	$0.97		$2.20	$0.35
Less distributions declared to shareholders
From net investment income	$(0.01)		$—	$—	$—		$—	$—
From net realized gain on investments	—		(1.88)	(0.34)	—		—	—
Total distributions declared to shareholders	$(0.01)		$(1.88)	$(0.34)	$—		$—	$—
Net asset value, end of period	$11.39		$18.81	$20.96	$18.15		$17.18	$14.98
Total return (%) (r)(s)	(39.39	)(n)	(1.84)	17.53	5.65		14.69	2.39 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	0.95	0.93	1.06		1.02	1.06
Expenses after expense reductions (f)	0.91	(a)	0.90	0.89	0.96		0.92	1.01
Net investment income (loss)	0.50	(a)	0.32	0.06	0.03		0.32	(0.11)
Portfolio turnover	345		301	329	245		184	261
Net assets at end of period (000 Omitted)	$704,969		$962,434	$1,010,075	$34,998		$3,816	$4,136

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class W			2008	2007	2006 (i)

Net asset value, beginning of period	$18.27		$20.43	$17.72	$18.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.04	$0.05	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.22)		(0.32)	3.00	(0.63	)(g)
Total from investment operations	$(7.20)		$(0.28)	$3.05	$(0.63)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.88)	$(0.34)	$—
Net asset value, end of period	$11.07		$18.27	$20.43	$17.72
Total return (%) (r)(s)	(39.41	)(n)	(1.95)	17.39	(3.43	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.05	1.07	1.18	(a)
Expenses after expense reductions (f)	1.01	(a)	1.00	0.99	1.08	(a)
Net investment income (loss)	0.36	(a)	0.23	0.27	(0.03	)(a)
Portfolio turnover	345		301	329	245
Net assets at end of period (000 Omitted)	$566		$343	$373	$97

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$17.03		$19.33	$16.95	$16.23	$15.35
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.14)	$(0.15)	$(0.17)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(6.73)		(0.28)	2.87	0.89	0.96	(g)
Total from investment operations	$(6.76)		$(0.42)	$2.72	$0.72	$0.88
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.88)	$(0.34)	$—	$—
Net asset value, end of period	$10.27		$17.03	$19.33	$16.95	$16.23
Total return (%) (r)(s)	(39.69	)(n)	(2.82)	16.22	4.44	5.73	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.08	(a)	2.00	2.12	2.28	2.35	(a)
Expenses after expense reductions (f)	1.91	(a)	1.95	2.00	2.09	2.25	(a)
Net investment loss	(0.51	)(a)	(0.74)	(0.89)	(1.07)	(1.21	)(a)
Portfolio turnover	345		301	329	245	184
Net assets at end of period (000 Omitted)	$1,709		$2,552	$1,517	$506	$80

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R2			2008	2007	2006	2005	2004 (i)

Net asset value, beginning of period	$17.85		$20.08	$17.52	$16.70	$14.67	$14.63
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.05)	$(0.07)	$(0.11)	$(0.06)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.06)		(0.30)	2.97	0.93	2.09	0.10	(g)
Total from investment operations	$(7.06)		$(0.35)	$2.90	$0.82	$2.03	$0.04
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.88)	$(0.34)	$—	$—	$—
Net asset value, end of period	$10.79		$17.85	$20.08	$17.52	$16.70	$14.67
Total return (%) (r)(s)	(39.55	)(n)	(2.34)	16.73	4.91	13.84	0.27	(b)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.49	1.67	1.85	1.82	1.95	(a)
Expenses after expense reductions (f)	1.41	(a)	1.44	1.54	1.65	1.72	1.90	(a)
Net investment loss	(0.02	)(a)	(0.24)	(0.37)	(0.60)	(0.48)	(0.48	)(a)
Portfolio turnover	345		301	329	245	184	261
Net assets at end of period (000 Omitted)	$8,033		$13,471	$5,728	$1,804	$774	$105

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$18.13		$20.33	$17.69	$16.81	$15.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.00 (w)	$(0.03)	$(0.06)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.17)		(0.32)	3.01	0.94	0.99	(g)
Total from investment operations	$(7.15)		$(0.32)	$2.98	$0.88	$0.96
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.88)	$(0.34)	$—	$—
Net asset value, end of period	$10.98		$18.13	$20.33	$17.69	$16.81
Total return (%) (r)(s)	(39.44	)(n)	(2.16)	17.02	5.23	6.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.25	1.37	1.48	1.56	(a)
Expenses after expense reductions (f)	1.16	(a)	1.20	1.29	1.38	1.46	(a)
Net investment income (loss)	0.24	(a)	0.02	(0.18)	(0.36)	(0.41	)(a)
Portfolio turnover	345		301	329	245	184
Net assets at end of period (000 Omitted)	$2,547		$2,848	$1,641	$286	$53

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$18.33		$20.47	$17.76	$16.83	$15.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.06	$0.04	$(0.01)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.26)		(0.32)	3.01	0.94	0.99	(g)
Total from investment operations	$(7.22)		$(0.26)	$3.05	$0.93	$0.98
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.88)	$(0.34)	$—	$—
Net asset value, end of period	$11.11		$18.33	$20.47	$17.76	$16.83
Total return (%) (r)(s)	(39.39	)(n)	(1.84)	17.35	5.53	6.18	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	0.98	1.08	1.19	1.26	(a)
Expenses after expense reductions (f)	0.91	(a)	0.94	0.99	1.09	1.16	(a)
Net investment income (loss)	0.53	(a)	0.29	0.21	(0.06)	(0.11	)(a)
Portfolio turnover	345		301	329	245	184
Net assets at end of period (000 Omitted)	$22,798		$20,773	$41,102	$56	$53

See Notes to Financial Statements

23

Financial Highlights – continued

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the accrual was recorded.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2), April 1, 2005 (Classes R1, R3, and R4) and May 1, 2006 (Class W) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Core Growth Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported

25

Notes to Financial Statements (unaudited) – continued

for that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with

26

Notes to Financial Statements (unaudited) – continued

price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,291,388,377	$8,424,504	$—	$1,299,812,881
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses

27

Notes to Financial Statements (unaudited) – continued

attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2009, there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

28

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/08
Ordinary income (including any short-term capital gains)	$86,503,995
Long-term capital gain	118,658,180
Total distributions	$205,162,175

29

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/09
Cost of investments	$1,624,528,921
Gross appreciation	2,865,402
Gross depreciation	(327,581,442)
Net unrealized appreciation (depreciation)	$(324,716,040)

As of 8/31/08
Undistributed ordinary income	$603,545
Capital loss carryforwards	(1,160,474,677)
Post-October capital loss deferral	(3,646,385)
Other temporary differences	(10,032,058)
Net unrealized appreciation (depreciation)	(75,836,464)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/09	$(804,990,883)
8/31/10	(325,450,819)
8/31/11	(30,032,975)
$(1,160,474,677)

The availability of a portion of the capital loss carryforwards for MFS Core Growth Fund and capital loss carryforwards, which were acquired on June 22, 2007 in connection with the MFS Strategic Growth Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and services fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Average daily net assets in excess of $2.5 billion	0.60%

30

Notes to Financial Statements (unaudited) – continued

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.65% on the first $1 billion of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended February 28, 2009, this waiver amounted to $495,891 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended February 28, 2009 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.26%	1.91%	1.91%	0.91%	1.01%	1.91%	1.41%	1.16%	0.91%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until February 28, 2009. For the six months ended February 28, 2009, this reduction amounted to $790,018 and is reflected as a reduction of total expenses in the Statement of Operations.

Effective March 1, 2009, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.26%	2.01%	2.01%	1.01%	1.11%	2.01%	1.51%	1.26%	1.01%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2009.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $27,254 for the six months ended February 28, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

31

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$959,618
Class B	0.75%	0.25%	1.00%	1.00%	638,069
Class C	0.75%	0.25%	1.00%	1.00%	318,240
Class W	0.10%	—	0.10%	0.10%	226
Class R1	0.75%	0.25%	1.00%	1.00%	9,748
Class R2	0.25%	0.25%	0.50%	0.50%	24,456
Class R3	—	0.25%	0.25%	0.25%	2,935
Total Distribution and Service Fees					$1,953,292

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2009 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% annual Class A distribution fee was eliminated.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2009, were as follows:

Amount
Class A	$42
Class B	71,005
Class C	3,150

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2009, the fee was $798,447, which equated to 0.1066% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $777,858.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in

32

Notes to Financial Statements (unaudited) – continued

which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 28, 2009, these costs for the fund amounted to $693,685 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended February 28, 2009 was equivalent to an annual effective rate of 0.0201% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $315. This amount is included in independent trustees’ compensation for the six months ended February 28, 2009. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in a net decrease in expense of $30,064. This amount is included in miscellaneous expense for the six months ended February 28, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $61,647 at February 28, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin

33

Notes to Financial Statements (unaudited) – continued

Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $11,190 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,665, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $5,227,395,827 and $5,149,529,225, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,823,684	$62,046,580	11,963,681	$238,131,169
Class B	467,347	5,796,570	878,961	16,596,938
Class C	720,510	8,658,624	633,037	12,017,505
Class I	15,491,485	200,461,141	4,652,318	94,159,590
Class W	44,332	556,458	2,552	50,139
Class R (b)	—	—	73,439	1,556,587
Class R1	35,160	427,649	91,037	1,800,160
Former Class R2 (b)	—	—	29,506	602,108
Class R2	143,476	1,839,181	562,802	11,308,402
Class R3	96,734	1,220,061	142,365	2,953,665
Class R4	1,010,679	11,940,932	445,691	9,070,485
	22,833,407	$292,947,196	19,475,389	$388,246,748

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	3,470,851	$68,767,100
Class B	—	—	1,205,045	22,624,378
Class C	—	—	419,021	7,846,321
Class I	43,893	556,562	4,340,348	88,840,909
Class W	—	—	870	17,297
Class R (b)	—	—	2,056	42,245
Class R1	—	—	14,081	263,200
Former Class R2 (b)	—	—	3,699	73,024
Class R2	—	—	53,938	1,047,154
Class R3	—	—	14,760	292,532
Class R4	—	—	97,103	1,936,855
	43,893	$556,562	9,621,772	$191,751,015
Shares reacquired
Class A	(7,998,249)	$(109,800,209)	(18,040,749)	$(365,020,387)
Class B	(2,680,594)	(33,165,984)	(6,466,286)	(122,410,250)
Class C	(852,786)	(10,604,625)	(1,448,459)	(27,310,950)
Class I	(4,808,899)	(65,930,028)	(6,023,090)	(127,244,629)
Class W	(11,955)	(145,083)	(2,903)	(52,872)
Class R (b)	—	—	(290,915)	(6,058,729)
Class R1	(18,615)	(226,131)	(33,713)	(622,197)
Former Class R2 (b)	—	—	(138,266)	(2,696,755)
Class R2	(153,828)	(1,989,939)	(147,270)	(2,860,090)
Class R3	(21,785)	(301,263)	(80,804)	(1,550,318)
Class R4 (formerly Class R5)	(91,559)	(1,262,642)	(1,417,186)	(27,569,025)
	(16,638,270)	$(223,425,904)	(34,089,641)	$(683,396,202)
Net change
Class A	(3,174,565)	$(47,753,629)	(2,606,217)	$(58,122,118)
Class B	(2,213,247)	(27,369,414)	(4,382,280)	(83,188,934)
Class C	(132,276)	(1,946,001)	(396,401)	(7,447,124)
Class I	10,726,479	135,087,675	2,969,576	55,755,870
Class W	32,377	411,375	519	14,564
Class R (b)	—	—	(215,420)	(4,459,897)
Class R1	16,545	201,518	71,405	1,441,163
Former Class R2 (b)	—	—	(105,061)	(2,021,623)
Class R2	(10,352)	(150,758)	469,470	9,495,466
Class R3	74,949	918,798	76,321	1,695,879
Class R4	919,120	10,678,290	(874,392)	(16,561,685)
	6,239,030	$70,077,854	(4,992,480)	$(103,398,439)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

35

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Conservative Allocation Fund were the owners of record of approximately 16%, 11%, 10%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to the fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2009, the fund’s commitment fee and interest expense were $4,987 and $738, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	672,515,995	(615,352,229)	57,163,766

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$92,045	$57,163,766

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

37

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.  To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® New Discovery Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/09

NDF-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
NVR, Inc.	2.2%
IDEXX Laboratories, Inc.	2.2%
Dresser-Rand Group, Inc.	2.2%
ARM Holdings PLC	1.9%
Hittite Microwave Corp.	1.8%
Quanta Services, Inc.	1.7%
MWI Veterinary Supply, Inc.	1.7%
Concur Technologies, Inc.	1.6%
Strayer Education, Inc.	1.5%
Nuance Communications, Inc.	1.5%

Equity sectors
Technology	23.6%
Health Care	21.0%
Special Products & Services	10.1%
Energy	9.0%
Leisure	7.2%
Retailing	6.3%
Industrial Goods & Services	5.9%
Basic Materials	4.7%
Financial Services	4.0%
Transportation	3.6%
Autos & Housing	2.4%
Consumer Staples	2.0%

Percentages are based on net assets as of 2/28/09.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2008 through February 28, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 through February 28, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/08	Ending Account Value 2/28/09	Expenses Paid During Period (p) 9/01/08-2/28/09
A	Actual	1.75%	$1,000.00	$545.10	$6.70
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
B	Actual	2.40%	$1,000.00	$543.20	$9.18
	Hypothetical (h)	2.40%	$1,000.00	$1,012.89	$11.98
C	Actual	2.40%	$1,000.00	$542.82	$9.18
	Hypothetical (h)	2.40%	$1,000.00	$1,012.89	$11.98
I	Actual	1.41%	$1,000.00	$545.80	$5.40
	Hypothetical (h)	1.41%	$1,000.00	$1,017.80	$7.05
R1	Actual	2.40%	$1,000.00	$542.76	$9.18
	Hypothetical (h)	2.40%	$1,000.00	$1,012.89	$11.98
R2	Actual	1.90%	$1,000.00	$544.68	$7.28
	Hypothetical (h)	1.90%	$1,000.00	$1,015.37	$9.49
R3	Actual	1.65%	$1,000.00	$545.15	$6.32
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25
R4	Actual	1.40%	$1,000.00	$545.51	$5.36
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00
529A	Actual	1.86%	$1,000.00	$544.63	$7.12
	Hypothetical (h)	1.86%	$1,000.00	$1,015.57	$9.30
529B	Actual	2.50%	$1,000.00	$542.94	$9.56
	Hypothetical (h)	2.50%	$1,000.00	$1,012.40	$12.47
529C	Actual	2.50%	$1,000.00	$543.22	$9.57
	Hypothetical (h)	2.50%	$1,000.00	$1,012.40	$12.47

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.65% and 1.76% for Class A and Class 529A shares, respectively. The actual expenses paid during the period would have been approximately $6.33 and $6.74 and the hypothetical expenses paid during the period would have been approximately $8.25 and $8.80 for Class A and Class 529A shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

2/28/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.8%
Issuer	Shares/Par	Value ($)

Airlines - 0.7%
Allegiant Travel Co. (a)	53,470	$1,835,084

Biotechnology - 0.1%
Nanosphere, Inc. (a)	110,900	$361,534

Brokerage & Asset Managers - 0.9%
BM&F Bovespa S.A.	514,200	$1,279,372
KBW, Inc. (a)	39,720	564,421
Thomas Weisel Partners Group (a)	161,050	473,487

		$2,317,280
Business Services - 4.6%
ATA, Inc., ADR (a)	126,160	$677,479
Concur Technologies, Inc. (a)	192,150	4,033,229
Constant Contact, Inc. (a)(l)	119,950	1,656,510
CoStar Group, Inc. (a)	97,590	2,488,545
Ultimate Software Group, Inc. (a)	188,350	2,439,133

		$11,294,896
Chemicals - 1.4%
Nalco Holding Co.	295,310	$3,357,675

Computer Software - 4.3%
ANSYS, Inc. (a)	55,110	$1,111,569
Blackboard, Inc. (a)	89,690	2,461,094
CommVault Systems, Inc. (a)	172,720	1,887,830
Guidance Software, Inc. (a)	201,712	635,393
Salesforce.com, Inc. (a)	78,900	2,209,200
SPSS, Inc. (a)	97,970	2,460,027

		$10,765,113
Computer Software - Systems - 1.4%
Deltek, Inc. (a)	167,940	$611,302
PROS Holdings, Inc. (a)	302,800	1,395,908
Solera Holdings, Inc. (a)	70,530	1,466,319

		$3,473,529

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 2.4%
NVR, Inc. (a)	16,730	$5,567,242
Urbi Desarrollos Urbanos S.A. de C.V. (a)	546,740	460,224

		$6,027,466
Consumer Goods & Services - 5.8%
Capella Education Co. (a)	57,570	$3,192,832
Hengan International Group Co. Ltd.	322,000	1,165,086
Mead Johnson Nutrition Co. (a)	68,050	1,877,500
New Oriental Education & Technology Group, Inc., ADR (a)	80,050	3,583,839
Sotheby’s	130,700	876,997
Strayer Education, Inc.	21,830	3,705,643

		$14,401,897
Electronics - 9.5%
ARM Holdings PLC	3,402,690	$4,701,250
ASML Holding N.V.	242,710	3,672,202
Atheros Communications, Inc. (a)	125,120	1,511,450
Hittite Microwave Corp. (a)	161,460	4,453,067
Mellanox Technologies Ltd. (a)	122,400	1,009,800
MEMC Electronic Materials, Inc. (a)	244,540	3,670,545
Monolithic Power Systems, Inc. (a)	77,960	1,009,582
Silicon Laboratories, Inc. (a)	97,600	2,137,440
Stratasys, Inc. (a)	142,140	1,293,474

		$23,458,810
Energy - Independent - 4.2%
Arena Resources, Inc. (a)	98,800	$2,116,296
Continental Resources, Inc. (a)	171,790	2,729,743
Denbury Resources, Inc. (a)	249,200	3,209,696
EXCO Resources, Inc. (a)	249,690	2,274,676

		$10,330,411
Engineering - Construction - 3.8%
North American Energy Partners, Inc. (a)	780,760	$1,577,135
Quanta Services, Inc. (a)	246,029	4,330,110
Team, Inc. (a)	267,350	3,507,632

		$9,414,877
Entertainment - 0.2%
TiVo, Inc. (a)	71,770	$508,849

Food & Beverages - 0.7%
Hain Celestial Group, Inc. (a)	119,660	$1,684,813

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Forest & Paper Products - 1.4%
Universal Forest Products, Inc.	153,340	$3,341,279

Gaming & Lodging - 2.1%
International Game Technology	399,650	$3,524,913
Pinnacle Entertainment, Inc. (a)	236,880	1,778,969

		$5,303,882
Health Maintenance Organizations - 1.2%
eHealth, Inc. (a)	186,710	$2,361,882
OdontoPrev S.A.	60,400	580,915

		$2,942,797
Internet - 4.5%
comScore, Inc. (a)	157,170	$1,417,673
Dealertrack Holdings, Inc. (a)(l)	188,840	1,994,150
Omniture, Inc. (a)	301,160	3,421,178
TechTarget, Inc. (a)	682,940	1,707,350
Vocus, Inc. (a)	159,900	2,660,736

		$11,201,087
Leisure & Toys - 0.8%
Electronic Arts, Inc. (a)	115,350	$1,881,359

Machinery & Tools - 2.1%
Polypore International, Inc. (a)	487,140	$2,362,629
Ritchie Bros. Auctioneers, Inc.	189,470	2,851,524

		$5,214,153
Medical & Health Technology & Services - 9.4%
athenahealth, Inc. (a)	108,860	$2,773,753
Diagnosticos da America S.A.	153,500	1,515,487
Genoptix, Inc. (a)	27,310	828,039
Healthcare Services Group, Inc.	161,320	2,479,488
IDEXX Laboratories, Inc. (a)	184,890	5,565,189
IPC The Hospitalist Co., Inc. (a)	163,070	2,612,381
Medassets, Inc. (a)	223,900	3,309,242
MWI Veterinary Supply, Inc. (a)	165,270	4,168,109

		$23,251,688
Medical Equipment - 9.3%
ABIOMED, Inc. (a)	257,670	$1,754,733
AtriCure, Inc. (a)	97,870	127,231
Conceptus, Inc. (a)(l)	255,910	2,873,869
DENTSPLY International, Inc.	130,440	3,015,773

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Dexcom, Inc. (a)(l)	637,230	$2,580,782
Edwards Lifesciences Corp. (a)	35,490	1,973,599
Insulet Corp. (a)(l)	185,750	1,136,790
Masimo Corp. (a)	28,290	706,967
Mindray Medical International Ltd., ADR	189,620	3,460,565
NxStage Medical, Inc. (a)(l)	866,641	2,712,586
ResMed, Inc. (a)	72,870	2,687,446

		$23,030,341
Metals & Mining - 1.9%
Cameco Corp.	143,390	$2,090,626
Century Aluminum Co. (a)	251,970	559,373
Cliffs Natural Resources, Inc.	48,030	741,103
Freeport-McMoRan Copper & Gold, Inc.	41,810	1,271,860

		$4,662,962
Network & Telecom - 2.4%
Ciena Corp. (a)	532,750	$2,860,868
NICE Systems Ltd., ADR (a)	92,688	1,955,717
Polycom, Inc. (a)	92,510	1,230,383

		$6,046,968
Oil Services - 4.8%
Dresser-Rand Group, Inc. (a)	259,630	$5,454,826
Exterran Holdings, Inc. (a)	187,330	3,390,673
Helmerich & Payne, Inc.	106,440	2,518,370
Natural Gas Services Group, Inc. (a)	73,030	547,725

		$11,911,594
Other Banks & Diversified Financials - 3.1%
City National Corp.	62,320	$1,999,226
People’s United Financial, Inc.	151,220	2,632,740
Signature Bank (a)	122,450	3,062,475

		$7,694,441
Personal Computers & Peripherals - 1.5%
Nuance Communications, Inc. (a)	418,039	$3,703,826

Pharmaceuticals - 1.0%
Cadence Pharmaceuticals, Inc. (a)(l)	188,940	$1,205,437
Genomma Lab Internacional S.A., “B” (a)	1,019,300	535,417
Inspire Pharmaceuticals, Inc. (a)	209,610	700,097

		$2,440,951

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Printing & Publishing - 1.8%
Morningstar, Inc. (a)	66,890	$1,866,231
MSCI, Inc., “A” (a)	160,570	2,530,583

		$4,396,814
Railroad & Shipping - 0.3%
Diana Shipping, Inc.	69,870	$819,575

Restaurants - 2.3%
McCormick & Schmick’s Seafood Restaurant, Inc. (a)	547,920	$1,260,216
P.F. Chang’s China Bistro, Inc. (a)	128,850	2,538,345
Red Robin Gourmet Burgers, Inc. (a)	130,350	1,852,274

		$5,650,835
Special Products & Services - 1.0%
Heckmann Corp. (a)(l)	493,660	$2,453,490

Specialty Stores - 6.3%
Abercrombie & Fitch Co., “A”	85,770	$1,886,082
Citi Trends, Inc. (a)	225,349	2,749,258
Ctrip.com International Ltd., ADR	89,030	1,780,600
Dufry South America Ltd., BDR	128,660	901,169
hhgregg, Inc. (a)	97,320	998,503
Lumber Liquidators, Inc. (a)	260,730	2,497,793
Monro Muffler Brake, Inc.	52,035	1,224,384
Tiffany & Co.	65,700	1,250,928
Zumiez, Inc. (a)	300,610	2,371,813

		$15,660,530
Trucking - 2.6%
J.B. Hunt Transport Services, Inc.	99,450	$2,026,791
Landstar System, Inc.	77,200	2,443,380
Old Dominion Freight Lines, Inc. (a)	94,920	2,068,307

		$6,538,478
Total Common Stocks (Identified Cost, $349,733,123)		$247,379,284

9

Portfolio of Investments (unaudited) – continued

Warrants - 0.0%
Issuer	Strike Price	First Exercise

Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (Identified Cost, $155,725) (a)(z)	$6.57	5/08/07	110,880	$13,798

Money Market Funds (v) - 0.6%

MFS Institutional Money Market Portfolio, 0.44%, at Cost and Net Asset Value	1,545,278	$1,545,278

Collateral for Securities Loaned - 1.2%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	2,802,026	$2,802,026
Total Investments (Identified Cost, $354,236,152)		$251,740,386

Other Assets, Less Liabilities - (1.6)%		(3,892,313)
Net Assets - 100.0%		$247,848,073

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (warrants)	4/18/07	$155,725	$13,798
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $352,690,874)	$250,195,108
Underlying funds, at cost and value	1,545,278
Total investments, at value, including $2,206,704 of securities on loan (identified cost, $354,236,152)		$251,740,386
Cash	175,968
Receivable for investments sold	10,203,529
Receivable for fund shares sold	353,958
Interest and dividends receivable	53,799
Other assets	5,021
Total assets		$262,532,661
Liabilities
Payable for investments purchased	$10,304,376
Payable for fund shares reacquired	1,115,985
Collateral for securities loaned, at value	2,802,026
Payable to affiliates
Management fee	16,622
Shareholder servicing costs	300,428
Distribution and service fees	7,111
Administrative services fee	470
Program manager fees	9
Payable for independent trustees’ compensation	11,435
Accrued expenses and other liabilities	126,126
Total liabilities		$14,684,588
Net assets		$247,848,073
Net assets consist of
Paid-in capital	$560,149,102
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(102,495,766)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(207,866,180)
Accumulated net investment loss	(1,939,083)
Net assets		$247,848,073
Shares of beneficial interest outstanding		25,352,325

11

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$129,151,254
Shares outstanding	13,195,772
Net asset value per share		$9.79
Offering price per share (100/94.25 × net asset value per share)		$10.39
Class B shares
Net assets	$17,992,336
Shares outstanding	1,959,981
Net asset value and offering price per share		$9.18
Class C shares
Net assets	$14,667,471
Shares outstanding	1,595,832
Net asset value and offering price per share		$9.19
Class I shares
Net assets	$48,415,281
Shares outstanding	4,751,932
Net asset value, offering price, and redemption price per share		$10.19
Class R1 shares
Net assets	$2,382,381
Shares outstanding	260,514
Net asset value, offering price, and redemption price per share		$9.14
Class R2 shares
Net assets	$6,949,039
Shares outstanding	721,867
Net asset value, offering price, and redemption price per share		$9.63
Class R3 shares
Net assets	$1,972,581
Shares outstanding	201,664
Net asset value, offering price, and redemption price per share		$9.78
Class R4 shares
Net assets	$25,213,505
Shares outstanding	2,548,417
Net asset value, offering price, and redemption price per share		$9.89
Class 529A shares
Net assets	$841,884
Shares outstanding	87,336
Net asset value and redemption price per share		$9.64
Offering price per share (100/94.25 × net asset value per share)		$10.23

12

Statement of Assets and Liabilities (unaudited) – continued

Class 529B shares
Net assets	$101,242
Shares outstanding	11,200
Net asset value and offering price per share		$9.04
Class 529C shares
Net assets	$161,099
Shares outstanding	17,810
Net asset value and offering price per share		$9.05

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$704,824
Dividends from underlying funds	490
Income on securities loaned	214,983
Interest	5,316
Foreign taxes withheld	(4,279)
Total investment income		$921,334
Expenses
Management fee	$1,467,016
Distribution and service fees	561,243
Program manager fees	692
Shareholder servicing costs	724,536
Administrative services fee	35,326
Independent trustees’ compensation	10,430
Custodian fee	76,463
Shareholder communications	32,543
Auditing fees	22,627
Legal fees	5,965
Miscellaneous	80,023
Total expenses		$3,016,864
Fees paid indirectly	(1,574)
Reduction of expenses by investment adviser	(164,537)
Net expenses		$2,850,753
Net investment loss		$(1,929,419)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(159,261,178)
Foreign currency transactions	(62,786)
Net realized gain (loss) on investments and foreign currency transactions		$(159,323,964)
Change in unrealized appreciation (depreciation)
Investments		$(67,472,387)
Net realized and unrealized gain (loss) on investments and foreign currency		$(226,796,351)
Change in net assets from operations		$(228,725,770)

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/09 (unaudited)	Year ended 8/31/08
From operations
Net investment loss	$(1,929,419)	$(5,240,496)
Net realized gain (loss) on investments and foreign currency transactions	(159,323,964)	(11,072,095)
Net unrealized gain (loss) on investments and foreign currency translation	(67,472,387)	(45,932,006)
Change in net assets from operations	$(228,725,770)	$(62,244,597)
Distributions declared to shareholders
From net realized gain on investments
Class A	$—	$(11,841,588)
Class B	—	(2,389,728)
Class C	—	(1,311,756)
Class I	—	(3,175,368)
Class R (b)	—	(112,238)
Class R1	—	(150,717)
Former Class R2 (b)	—	(67,592)
Class R2	—	(385,068)
Class R3	—	(171,384)
Class R4	—	(2,093,044)
Class 529A	—	(58,223)
Class 529B	—	(8,357)
Class 529C	—	(11,443)
Total distributions declared to shareholders	$—	$(21,776,506)
Change in net assets from fund share transactions	$(44,285,363)	$(120,426,495)
Total change in net assets	$(273,011,133)	$(204,447,598)
Net assets
At beginning of period	520,859,206	725,306,804
At end of period (including accumulated net investment loss of $1,939,083 and $9,664, respectively)	$247,848,073	$520,859,206

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$17.96		$20.48	$16.96	$16.85	$13.53	$14.57
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.16)	$(0.16)	$(0.20)	$(0.16)	$(0.18)
Net realized and unrealized gain (loss) on investments and foreign currency	(8.10)		(1.70)	3.68	0.31	3.48	(0.86)
Total from investment operations	$(8.17)		$(1.86)	$3.52	$0.11	$3.32	$(1.04)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.66)	$—	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$9.79		$17.96	$20.48	$16.96	$16.85	$13.53
Total return (%) (r)(s)(t)	(45.49	)(n)	(9.31)	20.75	0.65	24.54	(7.14	)(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)	1.61	1.57	1.57	1.57	1.51
Expenses after expense reductions (f)	1.75	(a)	1.51	1.47	1.47	1.47	1.51
Net investment loss	(1.19	)(a)	(0.86)	(1.04)	(1.12)	(1.05)	(1.20)
Portfolio turnover	69		95	94	99	112	122
Net assets at end of period (000 Omitted)	$129,151		$282,079	$395,993	$409,471	$603,396	$824,708

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$16.90		$19.44	$16.20	$16.20	$13.09	$14.19
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.27)	$(0.25)	$(0.30)	$(0.25)	$(0.27)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.62)		(1.61)	3.49	0.30	3.36	(0.83)
Total from investment operations	$(7.72)		$(1.88)	$3.24	$—	$3.11	$(1.10)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.66)	$—	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$9.18		$16.90	$19.44	$16.20	$16.20	$13.09
Total return (%) (r)(s)(t)	(45.68	)(n)	(9.92)	20.00	0.00	23.76	(7.75	)(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.50	(a)	2.27	2.22	2.22	2.22	2.15
Expenses after expense reductions (f)	2.40	(a)	2.17	2.12	2.12	2.12	2.15
Net investment loss	(1.83	)(a)	(1.53)	(1.69)	(1.77)	(1.70)	(1.84)
Portfolio turnover	69		95	94	99	112	122
Net assets at end of period (000 Omitted)	$17,992		$38,724	$91,922	$132,519	$203,722	$231,653

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$16.93		$19.46	$16.22	$16.22	$13.10	$14.21
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.27)	$(0.25)	$(0.30)	$(0.25)	$(0.27)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.64)		(1.60)	3.49	0.30	3.37	(0.84)
Total from investment operations	$(7.74)		$(1.87)	$3.24	$—	$3.12	$(1.11)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.66)	$—	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$9.19		$16.93	$19.46	$16.22	$16.22	$13.10
Total return (%) (r)(s)(t)	(45.72	)(n)	(9.86)	19.98	0.00	23.82	(7.81	)(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.50	(a)	2.26	2.22	2.22	2.22	2.15
Expenses after expense reductions (f)	2.40	(a)	2.16	2.12	2.12	2.12	2.15
Net investment loss	(1.84	)(a)	(1.51)	(1.69)	(1.77)	(1.70)	(1.84)
Portfolio turnover	69		95	94	99	112	122
Net assets at end of period (000 Omitted)	$14,667		$29,661	$42,296	$47,293	$58,454	$67,102

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$18.67		$21.19	$17.48	$17.31	$13.85	$14.86
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.10)	$(0.11)	$(0.14)	$(0.11)	$(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	(8.43)		(1.76)	3.82	0.31	3.57	(0.88)
Total from investment operations	$(8.48)		$(1.86)	$3.71	$0.17	$3.46	$(1.01)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.66)	$—	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$10.19		$18.67	$21.19	$17.48	$17.31	$13.85
Total return (%) (r)(s)	(45.42	)(n)	(8.99)	21.22	0.98	24.98	(6.80	)(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.26	1.22	1.22	1.23	1.16
Expenses after expense reductions (f)	1.41	(a)	1.16	1.12	1.12	1.13	1.16
Net investment loss	(0.84	)(a)	(0.51)	(0.69)	(0.77)	(0.70)	(0.84)
Portfolio turnover	69		95	94	99	112	122
Net assets at end of period (000 Omitted)	$48,415		$90,045	$100,245	$119,053	$107,842	$103,031

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$16.84		$19.37	$16.16	$16.18	$14.50
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.27)	$(0.26)	$(0.31)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.60)		(1.60)	3.47	0.29	1.78
Total from investment operations	$(7.70)		$(1.87)	$3.21	$(0.02)	$1.68
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.66)	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$9.14		$16.84	$19.37	$16.16	$16.18
Total return (%) (r)(s)	(45.72	)(n)	(9.91)	19.86	(0.12)	11.59	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.51	(a)	2.30	2.37	2.43	2.43	(a)
Expenses after expense reductions (f)	2.40	(a)	2.20	2.22	2.22	2.33	(a)
Net investment loss	(1.84	)(a)	(1.54)	(1.79)	(1.86)	(1.69	)(a)
Portfolio turnover	69		95	94	99	112
Net assets at end of period (000 Omitted)	$2,382		$4,565	$2,609	$857	$206

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R2			2008	2007	2006	2005	2004 (i)

Net asset value, beginning of period	$17.68		$20.21	$16.78	$16.72	$13.47	$15.35
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.19)	$(0.20)	$(0.24)	$(0.22)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.97)		(1.68)	3.63	0.30	3.47	(1.77)
Total from investment operations	$(8.05)		$(1.87)	$3.43	$0.06	$3.25	$(1.88)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.66)	$—	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$9.63		$17.68	$20.21	$16.78	$16.72	$13.47
Total return (%) (r)(s)	(45.53	)(n)	(9.48)	20.44	0.36	24.13	(12.25	)(b)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	1.80	1.92	1.96	1.98	1.73	(a)
Expenses after expense reductions (f)	1.90	(a)	1.70	1.77	1.77	1.88	1.73	(a)
Net investment loss	(1.34	)(a)	(1.03)	(1.34)	(1.41)	(1.42)	(1.23	)(a)
Portfolio turnover	69		95	94	99	112	122
Net assets at end of period (000 Omitted)	$6,949		$13,675	$8,711	$4,417	$1,573	$454

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$17.94		$20.45	$16.94	$16.84	$15.04
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.15)	$(0.17)	$(0.21)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(8.10)		(1.70)	3.68	0.31	1.84
Total from investment operations	$(8.16)		$(1.85)	$3.51	$0.10	$1.80
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.66)	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$9.78		$17.94	$20.45	$16.94	$16.84
Total return (%) (r)(s)	(45.48	)(n)	(9.27)	20.72	0.59	11.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.57	1.62	1.62	1.63	(a)
Expenses after expense reductions (f)	1.65	(a)	1.47	1.52	1.52	1.53	(a)
Net investment loss	(1.08	)(a)	(0.82)	(1.09)	(1.15)	(0.66	)(a)
Portfolio turnover	69		95	94	99	112
Net assets at end of period (000 Omitted)	$1,973		$4,204	$4,654	$2,404	$334

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$18.13		$20.60	$17.01	$16.86	$15.04
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.10)	$(0.12)	$(0.15)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(8.19)		(1.71)	3.71	0.30	1.86
Total from investment operations	$(8.24)		$(1.81)	$3.59	$0.15	$1.82
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.66)	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$9.89		$18.13	$20.60	$17.01	$16.86
Total return (%) (r)(s)	(45.45	)(n)	(9.00)	21.11	0.89	12.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	(a)	1.30	1.32	1.32	1.32	(a)
Expenses after expense reductions (f)	1.40	(a)	1.20	1.22	1.22	1.22	(a)
Net investment loss	(0.84	)(a)	(0.55)	(0.79)	(0.84)	(0.67	)(a)
Portfolio turnover	69		95	94	99	112
Net assets at end of period (000 Omitted)	$25,214		$55,828	$67,212	$59,999	$56

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class 529A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$17.70		$20.23	$16.79	$16.73	$13.47	$14.53
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.19)	$(0.21)	$(0.24)	$(0.20)	$(0.21)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.98)		(1.68)	3.65	0.30	3.46	(0.85)
Total from investment operations	$(8.06)		$(1.87)	$3.44	$0.06	$3.26	$(1.06)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.66)	$—	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$9.64		$17.70	$20.23	$16.79	$16.73	$13.47
Total return (%) (r)(s)(t)	(45.54	)(n)	(9.48)	20.49	0.36	24.20	(7.30	)(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	1.80	1.82	1.83	1.83	1.75
Expenses after expense reductions (f)	1.86	(a)	1.70	1.72	1.72	1.73	1.75
Net investment loss	(1.30	)(a)	(1.04)	(1.29)	(1.37)	(1.27)	(1.43)
Portfolio turnover	69		95	94	99	112	122
Net assets at end of period (000 Omitted)	$842		$1,568	$1,715	$1,630	$1,637	$390

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class 529B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$16.65		$19.20	$16.03	$16.07	$13.02	$14.15
Income (loss) from investment operations
Net investment loss (d)	$(0.11)		$(0.29)	$(0.28)	$(0.33)	$(0.28)	$(0.30)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.50)		(1.60)	3.45	0.29	3.33	(0.83)
Total from investment operations	$(7.61)		$(1.89)	$3.17	$(0.04)	$3.05	$(1.13)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.66)	$—	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$9.04		$16.65	$19.20	$16.03	$16.07	$13.02
Total return (%) (r)(s)(t)	(45.71	)(n)	(10.10)	19.78	(0.25)	23.43	(7.99	)(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.60	(a)	2.45	2.47	2.47	2.47	2.40
Expenses after expense reductions (f)	2.50	(a)	2.35	2.37	2.37	2.37	2.40
Net investment loss	(1.94	)(a)	(1.70)	(1.94)	(2.02)	(1.93)	(2.07)
Portfolio turnover	69		95	94	99	112	122
Net assets at end of period (000 Omitted)	$101		$212	$239	$211	$177	$135

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class 529C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$16.66		$19.21	$16.04	$16.08	$13.03	$14.16
Income (loss) from investment operations
Net investment loss (d)	$(0.11)		$(0.29)	$(0.28)	$(0.34)	$(0.28)	$(0.31)
Net realized and unrealized gain (loss) on investments and foreign currency	(7.50)		(1.60)	3.45	0.30	3.33	(0.82)
Total from investment operations	$(7.61)		$(1.89)	$3.17	$(0.04)	$3.05	$(1.13)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.66)	$—	$—	$—	$—
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$0.00	(w)
Net asset value, end of period	$9.05		$16.66	$19.21	$16.04	$16.08	$13.03
Total return (%) (r)(s)(t)	(45.68	)(n)	(10.10)	19.76	(0.25)	23.41	(7.98	)(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.60	(a)	2.45	2.47	2.48	2.47	2.40
Expenses after expense reductions (f)	2.50	(a)	2.34	2.37	2.37	2.37	2.40
Net investment loss	(1.95	)(a)	(1.70)	(1.94)	(2.02)	(1.93)	(2.08)
Portfolio turnover	69		95	94	99	112	122
Net assets at end of period (000 Omitted)	$161		$299	$323	$332	$333	$240

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the accrual was recorded.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2) and April 1, 2005 (Classes R1, R3, and R4), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS New Discovery Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as

27

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of

28

Notes to Financial Statements (unaudited) – continued

securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$245,860,252	$5,880,134	$—	$251,740,386
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

29

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed

30

Notes to Financial Statements (unaudited) – continued

of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/08 (i)
Long-term capital gain	$21,776,506

(i)	Included in the fund’s distribution is $503,913 in excess of long-term capital gains.

31

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/09
Cost of investments	$364,366,628
Gross appreciation	5,895,399
Gross depreciation	(118,521,641)
Net unrealized appreciation (depreciation)	$(112,626,242)

As of 8/31/08
Post-October capital loss deferral	(38,395,343)
Other temporary differences	(26,061)
Net unrealized appreciation (depreciation)	(45,153,855)

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund’s average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.80% of average daily net assets for the first $1.5 billion and 0.75% of average daily net assets in excess of $1.5 billion through August 31, 2009. For the six months ended February 28, 2009, this waiver amounted to $163,695 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2009 was equivalent to an annual effective rate of 0.80% of the fund’s average daily net assets. Effective September 1, 2009, MFS has agreed in writing to reduce the fund’s management fee to 0.80% of average daily net assets for the first $1.5 billion and 0.75% of average daily net assets in excess of $1.5 billion. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2009.

32

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,737 and $368 for the six months ended February 28, 2009, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$304,467
Class B	0.75%	0.25%	1.00%	1.00%	119,616
Class C	0.75%	0.25%	1.00%	1.00%	93,483
Class R1	0.75%	0.25%	1.00%	1.00%	15,000
Class R2	0.25%	0.25%	0.50%	0.50%	21,988
Class R3	—	0.25%	0.25%	0.25%	3,201
Class 529A	0.25%	0.25%	0.50%	0.35%	1,836
Class 529B	0.75%	0.25%	1.00%	1.00%	671
Class 529C	0.75%	0.25%	1.00%	1.00%	981
Total Distribution and Service Fees					$561,243

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2009 based on each class’ average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not in effect. Effective March 1, 2009, the 0.10% Class A and 0.25% Class 529A annual distribution fees will be eliminated.

33

Notes to Financial Statements (unaudited) – continued

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2009, were as follows:

Amount
Class A	$13
Class B	16,961
Class C	497
Class 529B	18
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2009, were as follows:

Amount
Class 529A	$527
Class 529B	67
Class 529C	98
Total Program Manager Fees	$692

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2009, the fee was $201,322, which equated to 0.1233% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $405,133.

34

Notes to Financial Statements (unaudited) – continued

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 28, 2009, these costs for the fund amounted to $118,081 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500. The administrative services fee incurred for the six months ended February 28, 2009 was equivalent to an annual effective rate of 0.0216% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $549. This amount is included in independent trustees’ compensation for the six months ended February 28, 2009. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $9,139 at February 28, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2009, the aggregate fees

35

Notes to Financial Statements (unaudited) – continued

paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,476 and are included in miscellaneous expense on the Statement of Operations.

MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $842, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $238,718,675 and $281,153,605, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,075,344	$12,619,527	5,421,370	$104,733,134
Class B	101,857	1,137,547	224,521	4,055,914
Class C	70,264	800,439	195,185	3,506,502
Class I	342,280	4,197,562	1,258,611	25,411,893
Class R (b)	—	—	109,374	2,121,606
Class R1	31,776	358,839	197,716	3,653,591
Former Class R2 (b)	—	—	85,606	1,596,462
Class R2	93,073	1,096,183	694,797	13,046,764
Class R3	61,916	669,525	169,338	3,310,468
Class R4	540,240	6,718,453	770,386	14,361,829
Class 529A	9,941	108,592	12,714	240,416
Class 529B	339	3,650	1,658	28,484
Class 529C	527	5,575	3,068	53,829
	2,327,557	$27,715,892	9,144,344	$176,120,892

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	540,398	$10,413,467
Class B	—	—	122,935	2,239,885
Class C	—	—	64,835	1,183,234
Class I	—	—	158,548	3,167,792
Class R (b)	—	—	4,563	87,296
Class R1	—	—	8,299	150,717
Former Class R2 (b)	—	—	3,690	67,592
Class R2	—	—	20,277	385,068
Class R3	—	—	8,908	171,384
Class R4	—	—	107,889	2,093,044
Class 529A	—	—	3,061	58,223
Class 529B	—	—	465	8,357
Class 529C	—	—	636	11,443
	—	$—	1,044,504	$20,037,502
Shares reacquired
Class A	(3,582,816)	$(43,157,581)	(9,590,283)	$(184,229,220)
Class B	(432,901)	(4,825,092)	(2,785,836)	(50,113,094)
Class C	(226,813)	(2,662,979)	(680,772)	(12,218,454)
Class I	(413,814)	(5,348,215)	(1,324,819)	(26,321,217)
Class R (b)	—	—	(497,221)	(9,752,640)
Class R1	(42,363)	(484,627)	(69,581)	(1,185,212)
Former Class R2 (b)	—	—	(170,726)	(2,906,223)
Class R2	(144,600)	(1,670,520)	(372,646)	(6,688,502)
Class R3	(94,569)	(1,082,091)	(171,459)	(3,181,641)
Class R4	(1,071,703)	(12,623,462)	(1,061,027)	(19,699,542)
Class 529A	(11,167)	(120,554)	(11,990)	(215,471)
Class 529B	(1,845)	(19,040)	(1,852)	(30,606)
Class 529C	(666)	(7,094)	(2,585)	(43,067)
	(6,023,257)	$(72,001,255)	(16,740,797)	$(316,584,889)

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Net change
Class A	(2,507,472)	$(30,538,054)	(3,628,515)	$(69,082,619)
Class B	(331,044)	(3,687,545)	(2,438,380)	(43,817,295)
Class C	(156,549)	(1,862,540)	(420,752)	(7,528,718)
Class I	(71,534)	(1,150,653)	92,340	2,258,468
Class R (b)	—	—	(383,284)	(7,543,738)
Class R1	(10,587)	(125,788)	136,434	2,619,096
Former Class R2 (b)	—	—	(81,430)	(1,242,169)
Class R2	(51,527)	(574,337)	342,428	6,743,330
Class R3	(32,653)	(412,566)	6,787	300,211
Class R4	(531,463)	(5,905,009)	(182,752)	(3,244,669)
Class 529A	(1,226)	(11,962)	3,785	83,168
Class 529B	(1,506)	(15,390)	271	6,235
Class 529C	(139)	(1,519)	1,119	22,205
	(3,695,700)	$(44,285,363)	(6,551,949)	$(120,426,495)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Aggressive Growth Allocation Fund was the owner of record of approximately 13% of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2009, the fund’s commitment fee and interest expense were $1,226 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

38

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	7,419,916	(5,874,638)	1,545,278

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$490	$1,545,278

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

40

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.  To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Research International Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/09

RIF-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
TOTAL S.A.	3.3%
Nestle S.A.	3.1%
Roche Holding AG	3.1%
Royal Dutch Shell PLC, “A”	2.5%
Vodafone Group PLC	2.5%
Akzo Nobel N.V.	2.2%
E.ON AG	2.2%
BHP Billiton PLC	1.9%
Eni S.p.A	1.9%
WPP Group PLC	1.8%

Equity sectors
Financial Services	18.0%
Energy	12.1%
Utilities & Communications	12.0%
Health Care	9.7%
Consumer Staples	8.5%
Basic Materials	7.5%
Technology	7.0%
Retailing	6.1%
Industrial Goods & Services	4.5%
Special Products & Services	3.4%
Transportation	3.3%
Autos & Housing	3.2%
Leisure	2.3%

Country weightings
Japan	18.9%
United Kingdom	13.0%
France	12.1%
Germany	10.2%
Switzerland	10.1%
Italy	5.2%
Netherlands	4.2%
Spain	3.3%
Hong Kong	2.7%
Other Countries	20.3%

Percentages are based on net assets as of 2/28/09.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2008 through February 28, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 through February 28, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/08	Ending Account Value 2/28/09	Expenses Paid During Period (p) 9/01/08-2/28/09
A	Actual	1.44%	$1,000.00	$547.80	$5.53
	Hypothetical (h)	1.44%	$1,000.00	$1,017.65	$7.20
B	Actual	2.09%	$1,000.00	$546.26	$8.01
	Hypothetical (h)	2.09%	$1,000.00	$1,014.43	$10.44
C	Actual	2.09%	$1,000.00	$546.00	$8.01
	Hypothetical (h)	2.09%	$1,000.00	$1,014.43	$10.44
I	Actual	1.09%	$1,000.00	$548.74	$4.19
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
W	Actual	1.20%	$1,000.00	$548.44	$4.61
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
R1	Actual	2.09%	$1,000.00	$546.19	$8.01
	Hypothetical (h)	2.09%	$1,000.00	$1,014.43	$10.44
R2	Actual	1.58%	$1,000.00	$547.38	$6.06
	Hypothetical (h)	1.58%	$1,000.00	$1,016.96	$7.90
R3	Actual	1.35%	$1,000.00	$548.35	$5.18
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
R4	Actual	1.09%	$1,000.00	$548.89	$4.19
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
529A	Actual	1.54%	$1,000.00	$547.69	$5.91
	Hypothetical (h)	1.54%	$1,000.00	$1,017.16	$7.70
529B	Actual	2.19%	$1,000.00	$545.61	$8.39
	Hypothetical (h)	2.19%	$1,000.00	$1,013.93	$10.94
529C	Actual	2.19%	$1,000.00	$545.96	$8.39
	Hypothetical (h)	2.19%	$1,000.00	$1,013.93	$10.94

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.34% and 1.44% for Class A and Class 529A shares, respectively. The actual expenses paid during the period would have been approximately $5.15 and $5.53 and the hypothetical expenses paid during the period would have been approximately $6.71 and $7.20 for Class A and Class 529A shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

2/28/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.6%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 0.9%
Heineken N.V.	791,510	$21,343,097

Apparel Manufacturers - 2.6%
Li & Fung Ltd.	9,950,000	$21,780,341
LVMH Moet Hennessy Louis Vuitton S.A. (l)	705,240	40,572,809

		$62,353,150
Automotive - 0.9%
Bridgestone Corp.	1,061,100	$14,305,947
Compagnie Generale des Etablissements Michelin	241,250	7,871,049

		$22,176,996
Biotechnology - 0.9%
Actelion Ltd. (a)	444,487	$21,009,986

Broadcasting - 2.3%
Grupo Televisa S.A., ADR	964,420	$11,736,991
WPP Group PLC	8,253,825	43,030,196

		$54,767,187
Brokerage & Asset Managers - 1.8%
Daiwa Securities Group, Inc.	7,180,400	$24,551,508
Deutsche Boerse AG	199,680	9,209,391
Julius Baer Holding Ltd.	423,412	9,812,215

		$43,573,114
Business Services - 0.8%
Mitsubishi Corp.	1,643,200	$20,561,843

Computer Software - 1.1%
SAP AG	805,190	$26,045,194

Computer Software - Systems - 1.5%
Acer, Inc.	15,876,000	$20,639,279
Cap Gemini S.A.	366,310	10,625,341
Nomura Research, Inc.	347,900	5,452,987

		$36,717,607

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Conglomerates - 2.6%
Keppel Corp. Ltd.	8,691,000	$24,244,170
Siemens AG	764,570	39,091,211

		$63,335,381
Construction - 2.3%
Corporacion Moctezuma S.A. de C.V.	1,238,000	$1,707,026
CRH PLC	1,000,930	20,810,437
Duratex S.A., IPS	719,500	4,600,299
Geberit AG	280,112	25,213,312
Urbi Desarrollos Urbanos S.A. de C.V. (a)	3,746,560	3,153,703

		$55,484,777
Consumer Goods & Services - 2.3%
Hengan International Group Co. Ltd.	4,288,000	$15,515,184
Kimberly-Clark de Mexico S.A. de C.V., “A”	3,590,080	11,126,184
Reckitt Benckiser Group PLC	739,240	28,510,500

		$55,151,868
Electrical Equipment - 1.5%
LS Industrial Systems Co. Ltd.	160,180	$4,967,013
Schneider Electric S.A.	514,180	31,002,004

		$35,969,017
Electronics - 4.4%
ASML Holding N.V.	1,083,862	$16,777,348
Konica Minolta Holdings, Inc.	2,669,500	20,217,437
Ricoh Co. Ltd.	2,910,000	32,824,444
Samsung Electronics Co. Ltd.	40,814	12,616,236
Taiwan Semiconductor Manufacturing Co. Ltd.	19,611,000	24,586,358

		$107,021,823
Energy - Independent - 2.1%
CNOOC Ltd.	11,426,000	$9,867,666
INPEX Corp.	3,102	20,958,528
Nexen, Inc.	547,940	7,485,613
Tullow Oil PLC	1,180,622	12,307,059

		$50,618,866
Energy - Integrated - 9.6%
Eni S.p.A.	2,254,910	$45,044,183
Marathon Oil Corp.	431,180	10,033,559
OAO Gazprom, ADR	615,050	7,921,046
Petroleo Brasileiro S.A., ADR	565,200	15,672,996

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - continued
Royal Dutch Shell PLC, “A”	2,785,120	$61,164,229
Statoil A.S.A.	818,170	13,675,390
TOTAL S.A.	1,660,430	78,574,758

		$232,086,161
Engineering - Construction - 0.4%
JGC Corp.	876,000	$9,963,060

Food & Beverages - 4.5%
Groupe Danone	699,244	$33,552,762
Nestle S.A.	2,280,166	74,728,866

		$108,281,628
Food & Drug Stores - 0.6%
Lawson, Inc.	359,000	$15,522,534

Insurance - 3.4%
AXA	2,623,100	$24,246,713
QBE Insurance Group Ltd.	1,294,194	15,580,902
Samsung Fire & Marine Insurance Co. Ltd.	130,314	13,204,262
Tokio Marine Holding, Inc.	1,320,200	29,734,349

		$82,766,226
Machinery & Tools - 2.6%
Assa Abloy AB, “B” (l)	2,690,940	$22,930,159
Bucyrus International, Inc.	1,051,130	13,055,035
Glory Ltd.	1,662,800	26,904,804

		$62,889,998
Major Banks - 6.4%
BNP Paribas	1,052,453	$34,677,089
Hang Seng Bank Ltd.	1,061,200	11,733,095
Intesa Sanpaolo S.p.A.	15,664,478	38,127,642
Standard Bank Group Ltd.	2,280,471	14,669,037
Sumitomo Mitsui Financial Group, Inc.	928,700	29,596,348
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	504,410	26,395,775

		$155,198,986
Medical Equipment - 0.9%
Smith & Nephew PLC	3,071,419	$21,771,231

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 2.8%
BHP Billiton PLC	2,897,820	$45,574,574
Rio Tinto Ltd.	901,440	23,099,952

		$68,674,526
Natural Gas - Distribution - 1.6%
Gaz de France	948,966	$30,306,854
Tokyo Gas Co. Ltd.	2,020,000	8,085,519

		$38,392,373
Oil Services - 0.4%
Saipem S.p.A.	637,760	$9,907,139

Other Banks & Diversified Financials - 5.7%
Aeon Credit Service Co. Ltd.	2,465,300	$18,891,443
Bank of Cyprus Public Co. Ltd.	4,652,600	9,673,268
Chiba Bank Ltd.	3,623,000	17,051,242
HDFC Bank Ltd., ADR	248,470	12,671,970
Shizuoka Bank Ltd.	1,926,000	16,828,173
UBS AG (a)	2,514,656	23,635,514
Unione di Banche Italiane ScpA	3,359,109	31,862,880
United Overseas Bank Ltd.	971,000	6,196,071

		$136,810,561
Pharmaceuticals - 7.9%
Bayer AG	676,420	$32,654,800
Daiichi Sankyo Co. Ltd.	1,885,200	29,970,114
Merck KGaA	507,440	38,075,200
Novartis AG	424,180	15,438,148
Roche Holding AG	650,510	73,956,345

		$190,094,607
Precious Metals & Minerals - 0.4%
Paladin Resources Ltd. (a)(l)	5,056,064	$9,699,300

Railroad & Shipping - 1.4%
East Japan Railway Co.	563,600	$33,433,699

Real Estate - 0.7%
Sun Hung Kai Properties Ltd.	2,192,000	$16,931,790

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 4.3%
Akzo Nobel N.V.	1,541,450	$54,245,535
Linde AG	650,910	42,068,248
Symrise AG	694,207	6,415,790

		$102,729,573
Specialty Stores - 2.9%
Esprit Holdings Ltd.	2,597,000	$13,920,100
Industria de Diseno Textil S.A.	977,570	37,002,397
Kingfisher PLC	7,994,760	14,416,444
NEXT PLC	281,560	4,695,647

		$70,034,588
Telecommunications - Wireless - 4.9%
America Movil S.A.B. de C.V., “L”, ADR	919,410	$23,426,567
KDDI Corp.	4,423	23,079,705
Rogers Communications, Inc., “B”	482,730	11,352,996
Vodafone Group PLC	33,574,870	59,683,104

		$117,542,372
Telephone Services - 2.7%
BCE, Inc.	537,480	$10,490,197
China Unicom Ltd.	12,600,000	11,132,954
Telefonica S.A. (a)	2,282,270	42,561,149

		$64,184,300
Tobacco - 0.8%
Japan Tobacco, Inc.	8,588	$20,344,483

Trucking - 1.9%
TNT N.V.	585,270	$8,498,064
Yamato Holdings Co. Ltd.	3,779,000	36,877,189

		$45,375,253
Utilities - Electric Power - 2.8%
E.ON AG	2,021,401	$51,967,464
NTPC Ltd.	4,608,536	16,569,811

		$68,537,275
Total Common Stocks (Identified Cost, $3,611,937,864)		$2,357,301,569

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 1.2%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.44%, at Cost and Net Asset Value	27,986,016	$27,986,016

Collateral for Securities Loaned - 0.1%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	2,627,569	$2,627,569
Total Investments (Identified Cost, $3,642,551,449)		$2,387,915,154

Other Assets, Less Liabilities - 1.1%		26,476,020
Net Assets - 100.0%		$2,414,391,174

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $3,614,565,433)	$2,359,929,138
Underlying funds, at cost and value	27,986,016
Total investments, at value, including $2,422,202 of securities on loan (identified cost, $3,642,551,449)		$2,387,915,154
Cash	127,341
Foreign currency, at value (identified cost, $2,274,980)	2,258,094
Receivable for investments sold	32,659,323
Receivable for fund shares sold	37,889,205
Interest and dividends receivable	5,883,362
Other assets	39,711
Total assets		$2,466,772,190
Liabilities
Payable for investments purchased	$36,243,038
Payable for fund shares reacquired	10,839,804
Collateral for securities loaned, at value	2,627,569
Payable to affiliates
Management fee	164,681
Shareholder servicing costs	1,362,159
Distribution and service fees	37,095
Administrative services fee	3,984
Program manager fees	14
Payable for independent trustees’ compensation	30,943
Accrued expenses and other liabilities	1,071,729
Total liabilities		$52,381,016
Net assets		$2,414,391,174
Net assets consist of
Paid-in capital	$4,671,575,950
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,254,847,943)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,019,873,491)
Undistributed net investment income	17,536,658
Net assets		$2,414,391,174
Shares of beneficial interest outstanding		279,833,652

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$793,754,402
Shares outstanding	93,119,576
Net asset value per share		$8.52
Offering price per share (100/94.25 × net asset value per share)		$9.04
Class B shares
Net assets	$45,605,189
Shares outstanding	5,604,299
Net asset value and offering price per share		$8.14
Class C shares
Net assets	$78,622,198
Shares outstanding	9,752,878
Net asset value and offering price per share		$8.06
Class I shares
Net assets	$1,287,607,870
Shares outstanding	146,631,992
Net asset value, offering price, and redemption price per share		$8.78
Class W shares
Net assets	$14,470,263
Shares outstanding	1,702,612
Net asset value, offering price, and redemption price per share		$8.50
Class R1 shares
Net assets	$4,267,160
Shares outstanding	537,017
Net asset value, offering price, and redemption price per share		$7.95
Class R2 shares
Net assets	$37,819,713
Shares outstanding	4,545,425
Net asset value, offering price, and redemption price per share		$8.32
Class R3 shares
Net assets	$80,695,850
Shares outstanding	9,541,588
Net asset value, offering price, and redemption price per share		$8.46
Class R4 shares
Net assets	$69,806,886
Shares outstanding	8,186,422
Net asset value, offering price, and redemption price per share		$8.53

Statement of Assets and Liabilities (unaudited) – continued

Class 529A shares
Net assets	$985,408
Shares outstanding	116,889
Net asset value and redemption price per share		$8.43
Offering price per share (100/94.25 × net asset value per share)		$8.94
Class 529B shares
Net assets	$300,279
Shares outstanding	37,722
Net asset value and offering price per share		$7.96
Class 529C shares
Net assets	$455,956
Shares outstanding	57,232
Net asset value and offering price per share		$7.97

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$38,748,356
Dividends from underlying funds	26,906
Interest	989,778
Foreign taxes withheld	(2,736,188)
Total investment income		$37,028,852
Expenses
Management fee	$12,113,496
Distribution and service fees	3,019,678
Program manager fees	1,176
Shareholder servicing costs	2,730,776
Administrative services fee	300,325
Independent trustees’ compensation	46,646
Custodian fee	950,783
Shareholder communications	113,665
Auditing fees	24,310
Legal fees	48,767
Miscellaneous	236,237
Total expenses		$19,585,859
Fees paid indirectly	(2,441)
Reduction of expenses by investment adviser	(7,636)
Net expenses		$19,575,782
Net investment income		$17,453,070
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(999,068,219)
Foreign currency transactions	(1,690,051)
Net realized gain (loss) on investments and foreign currency transactions		$(1,000,758,270)
Change in unrealized appreciation (depreciation)
Investments	$(1,011,191,477)
Translation of assets and liabilities in foreign currencies	121,541
Net unrealized gain (loss) on investments and foreign currency translation		$(1,011,069,936)
Net realized and unrealized gain (loss) on investments and foreign currency		$(2,011,828,206)
Change in net assets from operations		$(1,994,375,136)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/09 (unaudited)	Year ended 8/31/08
From operations
Net investment income	$17,453,070	$81,638,992
Net realized gain (loss) on investments and foreign currency transactions	(1,000,758,270)	113,785,930
Net unrealized gain (loss) on investments and foreign currency translation	(1,011,069,936)	(806,819,755)
Change in net assets from operations	$(1,994,375,136)	$(611,394,833)
Distributions declared to shareholders
From net investment income
Class A	$(18,819,220)	$(24,604,312)
Class B	(601,628)	(1,030,603)
Class C	(1,165,394)	(1,739,242)
Class I	(33,473,452)	(37,355,589)
Class W	(365,261)	(216,508)
Class R (b)	—	(604,448)
Class R1	(74,958)	(96,196)
Former Class R2 (b)	—	(122,398)
Class R2	(761,037)	(573,074)
Class R3	(2,027,798)	(977,680)
Class R4	(2,005,929)	(2,945,015)
Class 529A	(23,408)	(24,040)
Class 529B	(4,499)	(3,843)
Class 529C	(5,977)	(5,236)
From net realized gain on investments
Class A	(19,620,197)	(174,293,392)
Class B	(1,302,024)	(16,827,896)
Class C	(2,082,641)	(21,468,759)
Class I	(28,589,164)	(210,826,466)
Class W	(320,061)	(1,264,835)
Class R (b)	—	(5,573,100)
Class R1	(115,869)	(852,985)
Former Class R2 (b)	—	(882,123)
Class R2	(875,827)	(4,444,628)
Class R3	(1,828,194)	(6,702,136)
Class R4	(1,713,234)	(17,627,647)
Class 529A	(26,124)	(205,867)
Class 529B	(8,421)	(62,050)
Class 529C	(11,112)	(95,300)
Total distributions declared to shareholders	$(115,821,429)	$(531,425,368)

Statements of Changes in Net Assets – continued

	Six months ended 2/28/09 (unaudited)	Year ended 8/31/08
Change in net assets from fund share transactions	$113,152,263	$771,775,905
Total change in net assets	$(1,997,044,302)	$(371,044,296)
Net assets
At beginning of period	4,411,435,476	4,782,479,772
At end of period (including undistributed net investment income of $17,536,658 and $59,412,149, respectively)	$2,414,391,174	$4,411,435,476

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$16.14		$20.56	$19.44	$16.65	$14.25	$11.53
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.30	$0.26	$0.19	$0.12	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(7.27)		(2.45)	3.03	4.08	3.04	2.63
Total from investment operations	$(7.21)		$(2.15)	$3.29	$4.27	$3.16	$2.73
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.28)	$(0.23)	$(0.12)	$(0.08)	$(0.01)
From net realized gain on investments	(0.21)		(1.99)	(1.94)	(1.36)	(0.68)	—
Total distributions declared to shareholders	$(0.41)		$(2.27)	$(2.17)	$(1.48)	$(0.76)	$(0.01)
Net asset value, end of period	$8.52		$16.14	$20.56	$19.44	$16.65	$14.25
Total return (%) (r)(s)(t)	(45.22	)(n)	(12.46)	17.82	27.18	22.67	23.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.32	1.34	1.43	1.52	1.61
Expenses after expense reductions (f)	1.44	(a)	1.32	1.34	1.43	1.55 (e)	1.67 (e)
Net investment income	1.03	(a)	1.57	1.28	1.06	0.80	0.75
Portfolio turnover	45		68	66	85	79	102
Net assets at end of period (000 Omitted)	$793,754		$1,628,324	$1,813,833	$1,344,754	$958,878	$593,574

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class B			2008	2007	2006	2005		2004

Net asset value, beginning of period	$15.34		$19.61	$18.63	$16.02	$13.76		$11.19
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.14	$0.11	$0.07	$0.01		$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(6.91)		(2.30)	2.92	3.93	2.93		2.55
Total from investment operations	$(6.89)		$(2.16)	$3.03	$4.00	$2.94		$2.57
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.12)	$(0.11)	$(0.03)	$(0.00	)(w)	$—
From net realized gain on investments	(0.21)		(1.99)	(1.94)	(1.36)	(0.68)		—
Total distributions declared to shareholders	$(0.31)		$(2.11)	$(2.05)	$(1.39)	$(0.68)		$—
Net asset value, end of period	$8.14		$15.34	$19.61	$18.63	$16.02		$13.76
Total return (%) (r)(s)(t)	(45.37	)(n)	(13.00)	17.08	26.36	21.77		22.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	(a)	1.97	1.99	2.08	2.17		2.25
Expenses after expense reductions (f)	2.09	(a)	1.97	1.99	2.08	2.20	(e)	2.31	(e)
Net investment income	0.40	(a)	0.77	0.55	0.40	0.08		0.12
Portfolio turnover	45		68	66	85	79		102
Net assets at end of period (000 Omitted)	$45,605		$111,389	$185,670	$184,341	$141,515		$116,165

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$15.23		$19.52	$18.57	$15.98	$13.73	$11.17
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.15	$0.12	$0.07	$0.02	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(6.86)		(2.29)	2.89	3.92	2.92	2.54
Total from investment operations	$(6.84)		$(2.14)	$3.01	$3.99	$2.94	$2.56
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.16)	$(0.12)	$(0.04)	$(0.01)	$—
From net realized gain on investments	(0.21)		(1.99)	(1.94)	(1.36)	(0.68)	—
Total distributions declared to shareholders	$(0.33)		$(2.15)	$(2.06)	$(1.40)	$(0.69)	$—
Net asset value, end of period	$8.06		$15.23	$19.52	$18.57	$15.98	$13.73
Total return (%) (r)(s)(t)	(45.40	)(n)	(13.00)	17.05	26.38	21.84	22.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	(a)	1.97	1.99	2.08	2.17	2.25
Expenses after expense reductions (f)	2.09	(a)	1.97	1.99	2.08	2.20 (e)	2.31	(e)
Net investment income	0.37	(a)	0.86	0.62	0.41	0.13	0.15
Portfolio turnover	45		68	66	85	79	102
Net assets at end of period (000 Omitted)	$78,622		$168,396	$200,491	$158,564	$109,347	$75,580

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$16.65		$21.14	$19.92	$17.02	$14.54	$11.75
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.37	$0.34	$0.26	$0.19	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(7.49)		(2.52)	3.11	4.17	3.10	2.66
Total from investment operations	$(7.41)		$(2.15)	$3.45	$4.43	$3.29	$2.82
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.35)	$(0.29)	$(0.17)	$(0.13)	$(0.03)
From net realized gain on investments	(0.21)		(1.99)	(1.94)	(1.36)	(0.68)	—
Total distributions declared to shareholders	$(0.46)		$(2.34)	$(2.23)	$(1.53)	$(0.81)	$(0.03)
Net asset value, end of period	$8.78		$16.65	$21.14	$19.92	$17.02	$14.54
Total return (%) (r)(s)	(45.13	)(n)	(12.15)	18.27	27.61	23.09	24.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	0.97	0.99	1.08	1.17	1.26
Expenses after expense reductions (f)	1.09	(a)	0.97	0.99	1.08	1.20 (e)	1.32 (e)
Net investment income	1.33	(a)	1.93	1.64	1.41	1.18	1.18
Portfolio turnover	45		68	66	85	79	102
Net assets at end of period (000 Omitted)	$1,287,608		$2,167,218	$2,210,257	$1,565,596	$851,484	$469,181

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class W			2008	2007	2006 (i)

Net asset value, beginning of period	$16.14		$20.57	$19.45	$19.54
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.35	$0.35	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(7.25)		(2.45)	3.00	(0.13	)(g)
Total from investment operations	$(7.19)		$(2.10)	$3.35	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.34)	$(0.29)	$—
From net realized gain on investments	(0.21)		(1.99)	(1.94)	—
Total distributions declared to shareholders	$(0.45)		$(2.33)	$(2.23)	$—
Net asset value, end of period	$8.50		$16.14	$20.57	$19.45
Total return (%) (r)(s)	(45.16	)(n)	(12.25)	18.15	(0.46	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.07	1.10	1.20	(a)
Expenses after expense reductions (f)	1.20	(a)	1.07	1.10	1.20	(a)
Net investment income	1.05	(a)	1.89	1.78	1.02	(a)
Portfolio turnover	45		68	66	85
Net assets at end of period (000 Omitted)	$14,470		$16,633	$10,272	$1,033

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$15.05		$19.38	$18.49	$16.02	$15.07
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.16	$0.12	$0.11	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(6.77)		(2.28)	2.87	3.84	0.92
Total from investment operations	$(6.75)		$(2.12)	$2.99	$3.95	$0.95
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.22)	$(0.16)	$(0.12)	$—
From net realized gain on investments	(0.21)		(1.99)	(1.94)	(1.36)	—
Total distributions declared to shareholders	$(0.35)		$(2.21)	$(2.10)	$(1.48)	$—
Net asset value, end of period	$7.95		$15.05	$19.38	$18.49	$16.02
Total return (%) (r)(s)	(45.38	)(n)	(13.03)	17.00	26.12	6.30	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.09	(a)	2.02	2.14	2.26	2.36	(a)
Expenses after expense reductions (f)	2.09	(a)	2.02	2.09	2.16	2.39	(a)(e)
Net investment income	0.37	(a)	0.92	0.64	0.65	0.46	(a)
Portfolio turnover	45		68	66	85	79
Net assets at end of period (000 Omitted)	$4,267		$8,930	$5,441	$2,027	$171

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R2			2008	2007	2006	2005	2004 (i)

Net asset value, beginning of period	$15.76		$20.14	$19.11	$16.43	$14.16	$12.71
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.36	$0.22	$0.15	$0.11	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(7.10)		(2.49)	2.96	4.01	2.96	1.46
Total from investment operations	$(7.05)		$(2.13)	$3.18	$4.16	$3.07	$1.48
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.26)	$(0.21)	$(0.12)	$(0.12)	$(0.03)
From net realized gain on investments	(0.21)		(1.99)	(1.94)	(1.36)	(0.68)	—
Total distributions declared to shareholders	$(0.39)		$(2.25)	$(2.15)	$(1.48)	$(0.80)	$(0.03)
Net asset value, end of period	$8.32		$15.76	$20.14	$19.11	$16.43	$14.16
Total return (%) (r)(s)	(45.26	)(n)	(12.63)	17.50	26.79	22.13	11.69	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.51	1.69	1.82	1.92	2.01	(a)
Expenses after expense reductions (f)	1.58	(a)	1.51	1.64	1.73	1.95 (e)	2.07	(a)(e)
Net investment income	0.93	(a)	2.02	1.13	0.83	0.74	0.18	(a)
Portfolio turnover	45		68	66	85	79	102
Net assets at end of period (000 Omitted)	$37,820		$96,672	$36,143	$13,799	$2,357	$431

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$16.06		$20.47	$19.39	$16.65	$15.62
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.30	$0.31	$0.25	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(7.20)		(2.43)	2.96	4.00	0.91
Total from investment operations	$(7.16)		$(2.13)	$3.27	$4.25	$1.03
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.29)	$(0.25)	$(0.15)	$—
From net realized gain on investments	(0.21)		(1.99)	(1.94)	(1.36)	—
Total distributions declared to shareholders	$(0.44)		$(2.28)	$(2.19)	$(1.51)	$—
Net asset value, end of period	$8.46		$16.06	$20.47	$19.39	$16.65
Total return (%) (r)(s)	(45.17	)(n)	(12.42)	17.78	27.07	6.59	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.27	1.39	1.47	1.55	(a)
Expenses after expense reductions (f)	1.35	(a)	1.27	1.39	1.47	1.58	(a)(e)
Net investment income	0.80	(a)	1.61	1.54	1.42	1.79	(a)
Portfolio turnover	45		68	66	85	79
Net assets at end of period (000 Omitted)	$80,696		$62,056	$64,332	$12,796	$53

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$16.19		$20.60	$19.47	$16.67	$15.62
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.34	$0.32	$0.33	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(7.28)		(2.43)	3.03	3.99	0.91
Total from investment operations	$(7.20)		$(2.09)	$3.35	$4.32	$1.05
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.33)	$(0.28)	$(0.16)	$—
From net realized gain on investments	(0.21)		(1.99)	(1.94)	(1.36)	—
Total distributions declared to shareholders	$(0.46)		$(2.32)	$(2.22)	$(1.52)	$—
Net asset value, end of period	$8.53		$16.19	$20.60	$19.47	$16.67
Total return (%) (r)(s)	(45.11	)(n)	(12.15)	18.13	27.50	6.72	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.01	1.09	1.17	1.25	(a)
Expenses after expense reductions (f)	1.09	(a)	1.01	1.09	1.17	1.28	(a)(e)
Net investment income	1.37	(a)	1.81	1.56	1.82	2.09	(a)
Portfolio turnover	45		68	66	85	79
Net assets at end of period (000 Omitted)	$69,807		$148,343	$178,238	$109,993	$53

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class 529A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$15.96		$20.34	$19.27	$16.53	$14.18	$11.50
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.26	$0.20	$0.16	$0.10	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(7.18)		(2.42)	3.01	4.04	3.01	2.61
Total from investment operations	$(7.13)		$(2.16)	$3.21	$4.20	$3.11	$2.69
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.23)	$(0.20)	$(0.10)	$(0.08)	$(0.01)
From net realized gain on investments	(0.21)		(1.99)	(1.94)	(1.36)	(0.68)	—
Total distributions declared to shareholders	$(0.40)		$(2.22)	$(2.14)	$(1.46)	$(0.76)	$(0.01)
Net asset value, end of period	$8.43		$15.96	$20.34	$19.27	$16.53	$14.18
Total return (%) (r)(s)(t)	(45.23	)(n)	(12.60)	17.51	26.86	22.35	23.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.51	1.59	1.68	1.76	1.85
Expenses after expense reductions (f)	1.54	(a)	1.51	1.59	1.68	1.79 (e)	1.91 (e)
Net investment income	0.90	(a)	1.40	1.01	0.88	0.65	0.62
Portfolio turnover	45		68	66	85	79	102
Net assets at end of period (000 Omitted)	$985		$2,017	$2,060	$1,552	$760	$332

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class 529B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$15.05		$19.31	$18.43	$15.88	$13.68	$11.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.15	$0.08	$0.03	$(0.02)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(6.78)		(2.30)	2.86	3.89	2.91	2.51
Total from investment operations	$(6.77)		$(2.15)	$2.94	$3.92	$2.89	$2.51
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.12)	$(0.12)	$(0.01)	$(0.01)	$—
From net realized gain on investments	(0.21)		(1.99)	(1.94)	(1.36)	(0.68)	—
Total distributions declared to shareholders	$(0.32)		$(2.11)	$(2.06)	$(1.37)	$(0.69)	$—
Net asset value, end of period	$7.96		$15.05	$19.31	$18.43	$15.88	$13.68
Total return (%) (r)(s)(t)	(45.44	)(n)	(13.16)	16.78	26.06	21.54	22.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	2.16	2.24	2.33	2.42	2.50
Expenses after expense reductions (f)	2.19	(a)	2.16	2.24	2.33	2.45 (e)	2.56	(e)
Net investment income (loss)	0.25	(a)	0.83	0.42	0.15	(0.13)	(0.03)
Portfolio turnover	45		68	66	85	79	102
Net assets at end of period (000 Omitted)	$300		$616	$581	$356	$174	$110

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class 529C			2008	2007	2006		2005	2004

Net asset value, beginning of period	$15.06		$19.31	$18.40	$15.86		$13.66	$11.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.13	$0.08	$0.03		$(0.01)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(6.78)		(2.28)	2.86	3.87		2.90	2.52
Total from investment operations	$(6.77)		$(2.15)	$2.94	$3.90		$2.89	$2.52
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.11)	$(0.09)	$(0.00	)(w)	$(0.01)	$—
From net realized gain on investments	(0.21)		(1.99)	(1.94)	(1.36)		(0.68)	—
Total distributions declared to shareholders	$(0.32)		$(2.10)	$(2.03)	$(1.36)		$(0.69)	$—
Net asset value, end of period	$7.97		$15.06	$19.31	$18.40		$15.86	$13.66
Total return (%) (r)(s)(t)	(45.40	)(n)	(13.16)	16.79	25.98		21.53	22.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.19	(a)	2.16	2.24	2.33		2.42	2.49
Expenses after expense reductions (f)	2.19	(a)	2.16	2.24	2.33		2.45 (e)	2.55	(e)
Net investment income (loss)	0.26	(a)	0.73	0.40	0.16		(0.07)	(0.02)
Portfolio turnover	45		68	66	85		79	102
Net assets at end of period (000 Omitted)	$456		$843	$938	$650		$454	$280

See Notes to Financial Statements

Financial Highlights – continued

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)	Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2), April 1, 2005 (Classes R1, R3, and R4) and May 1, 2006 (Class W) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Research International Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported

Notes to Financial Statements (unaudited) – continued

that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on

Notes to Financial Statements (unaudited) – continued

third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$818,682,612	$1,569,232,542	$—	$2,387,915,154
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the

Notes to Financial Statements (unaudited) – continued

reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are

Notes to Financial Statements (unaudited) – continued

recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/08
Ordinary income (including any short-term capital gains)	$240,162,138
Long-term capital gain	291,263,230
Total distributions	$531,425,368

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/09
Cost of investments	$3,661,648,920
Gross appreciation	27,493,434
Gross depreciation	(1,301,227,200)
Net unrealized appreciation (depreciation)	$(1,273,733,766)

As of 8/31/08
Undistributed ordinary income	59,615,610
Undistributed long-term capital gain	56,475,118
Other temporary differences	(536,650)
Net unrealized appreciation (depreciation)	(262,542,289)

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1.0 billion of average daily net assets	0.90%
Next $1.0 billion of average daily net assets	0.80%
Average daily net assets in excess of $2.0 billion	0.70%

The management fee incurred for the six months ended February 28, 2009 was equivalent to an annual effective rate of 0.80% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.40% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of

Notes to Financial Statements (unaudited) – continued

Trustees, but such agreement will continue at least until December 31, 2009. For the six months ended February 28, 2009, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $20,556 and $592 for the six months ended February 28, 2009, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$1,881,470
Class B	0.75%	0.25%	1.00%	1.00%	340,264
Class C	0.75%	0.25%	1.00%	1.00%	535,443
Class W	0.10%	—	0.10%	0.10%	7,528
Class R1	0.75%	0.25%	1.00%	1.00%	29,148
Class R2	0.25%	0.25%	0.50%	0.50%	125,100
Class R3	—	0.25%	0.25%	0.25%	93,396
Class 529A	0.25%	0.25%	0.50%	0.35%	2,376
Class 529B	0.75%	0.25%	1.00%	1.00%	2,105
Class 529C	0.75%	0.25%	1.00%	1.00%	2,848
Total Distribution and Service Fees					$3,019,678

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2009 based on each class’ average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not in effect. Effective March 1, 2009, the 0.10% Class A and 0.25% Class 529A annual distribution fees will be eliminated.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within

Notes to Financial Statements (unaudited) – continued

12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2009, were as follows:

Amount
Class A	$31
Class B	63,438
Class C	16,664
Class 529B	123
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2009, were as follows:

Amount
Class 529A	$679
Class 529B	211
Class 529C	286
Total Program Manager Fees	$1,176

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2009, the fee was $306,146, which equated to 0.0202% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,415,599.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent

Notes to Financial Statements (unaudited) – continued

such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended February 28, 2009, these costs for the fund amounted to $1,009,031 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500. The administrative services fee incurred for the six months ended February 28, 2009 was equivalent to an annual effective rate of 0.0198% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $256. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in a net decrease in expense of $11,571. Both amounts are included in independent trustees’ compensation for the six months ended February 28, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $18,088 at February 28, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $23,279 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by

Notes to Financial Statements (unaudited) – continued

the fund in the amount of $7,636, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,404,786,560 and $1,427,811,565, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	22,167,625	$246,693,455	40,909,810	$788,291,475
Class B	376,655	3,979,719	1,155,325	21,309,901
Class C	1,122,870	11,568,010	3,194,326	58,838,670
Class I	23,745,656	274,090,491	25,825,039	491,701,724
Class W	1,500,590	16,029,378	739,980	13,790,463
Class R (b)	—	—	1,053,409	20,771,600
Class R1	90,027	954,289	402,027	7,395,891
Former Class R2 (b)	—	—	433,413	8,277,088
Class R2	1,226,137	13,384,520	5,494,019	102,043,429
Class R3	6,684,768	74,970,304	1,544,491	29,584,151
Class R4	1,784,449	20,105,528	3,090,111	59,051,834
Class 529A	11,446	127,281	26,333	487,269
Class 529B	2,522	27,729	11,732	209,939
Class 529C	7,060	66,642	7,936	142,819
	58,719,805	$661,997,346	83,887,951	$1,601,896,253

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,339,974	$25,599,320	6,971,064	$137,469,374
Class B	152,830	1,598,607	794,830	14,966,642
Class C	185,170	1,918,356	787,794	14,723,865
Class I	4,852,081	54,634,430	11,742,363	238,252,550
Class W	54,152	590,258	71,572	1,408,544
Class R (b)	—	—	252,655	4,949,508
Class R1	17,083	174,419	51,390	949,181
Former Class R2 (b)	—	—	54,123	1,004,521
Class R2	127,339	1,359,979	260,389	5,017,702
Class R3	355,391	3,855,992	391,628	7,679,816
Class R4	339,960	3,719,163	1,043,238	20,572,662
Class 529A	4,578	49,532	11,619	226,793
Class 529B	1,263	12,920	3,564	65,893
Class 529C	1,669	17,089	5,434	100,536
	8,431,490	$93,530,065	22,441,663	$447,387,587
Shares reacquired
Class A	(32,249,069)	$(353,623,587)	(35,230,304)	$(680,578,099)
Class B	(2,186,478)	(22,954,024)	(4,155,633)	(75,916,494)
Class C	(2,612,919)	(27,761,520)	(3,194,394)	(56,020,640)
Class I	(12,132,640)	(138,821,349)	(11,965,615)	(237,835,617)
Class W	(882,696)	(9,355,846)	(280,466)	(4,865,459)
Class R (b)	—	—	(4,698,135)	(90,757,342)
Class R1	(163,595)	(1,684,810)	(140,656)	(2,460,526)
Former Class R2 (b)	—	—	(747,774)	(13,292,349)
Class R2	(2,942,857)	(38,553,358)	(1,414,415)	(25,131,800)
Class R3	(1,362,402)	(14,261,094)	(1,215,494)	(22,747,995)
Class R4	(3,103,206)	(34,954,796)	(3,621,534)	(67,475,294)
Class 529A	(25,495)	(269,067)	(12,839)	(245,811)
Class 529B	(6,996)	(63,176)	(4,455)	(73,162)
Class 529C	(7,472)	(72,521)	(5,946)	(107,347)
	(57,675,825)	$(642,375,148)	(66,687,660)	$(1,277,507,935)

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Net change
Class A	(7,741,470)	$(81,330,812)	12,650,570	$245,182,750
Class B	(1,656,993)	(17,375,698)	(2,205,478)	(39,639,951)
Class C	(1,304,879)	(14,275,154)	787,726	17,541,895
Class I	16,465,097	189,903,572	25,601,787	492,118,657
Class W	672,046	7,263,790	531,086	10,333,548
Class R (b)	—	—	(3,392,071)	(65,036,234)
Class R1	(56,485)	(556,102)	312,761	5,884,546
Former Class R2 (b)	—	—	(260,238)	(4,010,740)
Class R2	(1,589,381)	(23,808,859)	4,339,993	81,929,331
Class R3	5,677,757	64,565,202	720,625	14,515,972
Class R4	(978,797)	(11,130,105)	511,815	12,149,202
Class 529A	(9,471)	(92,254)	25,113	468,251
Class 529B	(3,211)	(22,527)	10,841	202,670
Class 529C	1,257	11,210	7,424	136,008
	9,475,470	$113,152,263	39,641,954	$771,775,905

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Aggressive Growth Allocation Fund and MFS Conservative Allocation Fund were the owners of record of approximately 17%, 9%, 6%, 2% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund and the MFS Lifetime 2010 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to the fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2009, the fund’s commitment fee and interest

Notes to Financial Statements (unaudited) – continued

expense were $10,624 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	145,584,611	(117,598,595)	27,986,016

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$26,906	$27,986,016

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.  To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Technology Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/09

SCT-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Hewlett-Packard Co.	7.1%
Apple, Inc.	6.8%
MicroStrategy, Inc., “A”	6.7%
Samsung Electronics Co. Ltd., GDR	5.7%
VeriSign, Inc.	4.9%
Flextronics International Ltd.	4.8%
Cisco Systems, Inc.	4.4%
Marvell Technology Group Ltd.	3.5%
Research in Motion Ltd.	3.4%
Sirius Satellite Radio, Inc., 9.625%, 2013	3.4%

Top five industries (i)
Electronics	28.9%
Computer Software	26.4%
Network & Telecom	13.8%
Computer Software - Systems (a)	12.9%
Internet	3.5%

(a)	Top Five Industries combines both Common Stocks and Securities Sold Short.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 2/28/09.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2008 through February 28, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 through February 28, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/08	Ending Account Value 2/28/09	Expenses Paid During Period (p) 9/01/08-2/28/09
A	Actual	1.56%	$1,000.00	$537.72	$5.95
	Hypothetical (h)	1.56%	$1,000.00	$1,017.06	$7.80
B	Actual	2.20%	$1,000.00	$535.53	$8.38
	Hypothetical (h)	2.20%	$1,000.00	$1,013.88	$10.99
C	Actual	2.21%	$1,000.00	$535.59	$8.41
	Hypothetical (h)	2.21%	$1,000.00	$1,013.84	$11.04
I	Actual	1.21%	$1,000.00	$538.82	$4.62
	Hypothetical (h)	1.21%	$1,000.00	$1,018.79	$6.06
R1	Actual	2.21%	$1,000.00	$535.65	$8.41
	Hypothetical (h)	2.21%	$1,000.00	$1,013.84	$11.04
R2	Actual	1.71%	$1,000.00	$537.14	$6.52
	Hypothetical (h)	1.71%	$1,000.00	$1,016.31	$8.55
R3	Actual	1.47%	$1,000.00	$538.15	$5.61
	Hypothetical (h)	1.47%	$1,000.00	$1,017.50	$7.35
R4	Actual	1.21%	$1,000.00	$538.95	$4.62
	Hypothetical (h)	1.21%	$1,000.00	$1,018.79	$6.06

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.46% for Class A shares. The actual expenses paid during the period would have been approximately $5.57 and the hypothetical expenses paid during the period would have been approximately $7.30. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

2/28/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 91.9%
Issuer	Shares/Par	Value ($)

Business Services - 2.8%
MasterCard, Inc., “A”	7,200	$1,137,816
Visa, Inc., “A”	10,500	595,455

		$1,733,271
Cable TV - 1.1%
DIRECTV Group, Inc. (a)	32,000	$638,080

Computer Software - 25.0%
Akamai Technologies, Inc. (a)	54,300	$982,287
Citrix Systems, Inc. (a)	84,700	1,743,126
McAfee, Inc. (a)	62,100	1,735,695
MicroStrategy, Inc., “A” (a)(s)	112,640	4,114,739
MSC.Software Corp. (a)	383,207	1,770,416
Oracle Corp. (a)	66,070	1,026,728
Parametric Technology Corp. (a)	102,400	833,536
VeriSign, Inc. (a)	155,906	3,013,663

		$15,220,190
Computer Software - Systems - 13.9%
Apple, Inc. (a)(s)	46,440	$4,147,556
Hewlett-Packard Co. (s)	149,900	4,351,597

		$8,499,153
Electronics - 26.9%
Flextronics International Ltd. (a)	1,415,512	$2,915,955
Intel Corp.	133,166	1,696,535
Marvell Technology Group Ltd. (a)	287,366	2,158,119
MEMC Electronic Materials, Inc. (a)	71,000	1,065,710
National Semiconductor Corp.	142,700	1,555,430
Nintendo Co. Ltd.	6,005	1,702,114
Samsung Electronics Co. Ltd., GDR	22,710	3,463,275
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	246,000	1,854,840

		$16,411,978
Internet - 3.5%
Google, Inc., “A” (a)	4,105	$1,387,449
Tencent Holdings Ltd.	134,200	764,664

		$2,152,113

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - 2.7%
Take-Two Interactive Software, Inc.	131,330	$812,933
THQ, Inc. (a)	343,900	859,750

		$1,672,683
Network & Telecom - 13.8%
Ciena Corp. (a)	286,200	$1,536,894
Cisco Systems, Inc. (a)	182,500	2,659,025
Corning, Inc.	91,500	965,325
High Tech Computer Corp.	58,700	628,910
Nokia Corp., ADR	58,320	545,875
Research in Motion Ltd. (a)	51,611	2,061,343

		$8,397,372
Personal Computers & Peripherals - 1.4%
NetApp, Inc. (a)	65,100	$874,944

Telephone Services - 0.8%
Virgin Media, Inc.	105,900	$506,202
Total Common Stocks (Identified Cost, $101,362,825)		$56,105,986

Bonds - 3.4%
Broadcasting - 3.4%
Sirius Satellite Radio, Inc., 9.625%, 2013 (Identified Cost, $2,470,963)	$4,790,000	$2,059,700

Convertible Bonds - 3.4%
Computer Software - 1.4%
Verisign, Inc., 3.25%, 2037	$1,300,000	$877,500

Electronics - 2.0%
RF Micro Devices, Inc., 1%, 2014	$2,694,000	$1,202,198
Total Convertible Bonds (Identified Cost, $1,744,163)		$2,079,698

Money Market Funds (v) - 0.1%
MFS Institutional Money Market Portfolio, 0.44%, at Cost and Net Asset Value	30,704	$30,704
Total Investments (Identified Cost, $105,608,655)		$60,276,088

6

Portfolio of Investments (unaudited) – continued

Securities Sold Short - (1.0)%
Issuer	Shares/Par	Value ($)

Computer Software - Systems - (1.0)%
Palm, Inc. (Proceeds received, $736,572) (a)	(85,300)	$(617,572)

Other Assets, Less Liabilities - 2.2%		1,353,078
Net Assets - 100.0%		$61,011,594

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At February 28, 2009, the value of securities pledged amounted to $712,820.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $105,577,951)	$60,245,384
Underlying funds, at cost and value	30,704
Total investments, at value (identified cost, $105,608,655)		$60,276,088
Foreign currency, at value (identified cost, $192,018)	185,368
Deposits with brokers for securities sold short	682,647
Receivable for investments sold	2,214,674
Receivable for fund shares sold	473,276
Interest and dividends receivable	72,493
Receivable from investment adviser	32,290
Other assets	1,789
Total assets		$63,938,625
Liabilities
Securities sold short, at value (proceeds received, $736,572)	$617,572
Payable for investments purchased	2,007,127
Payable for fund shares reacquired	129,816
Payable to affiliates
Management fee	3,773
Shareholder servicing costs	58,640
Distribution and service fees	2,730
Administrative services fee	162
Payable for independent trustees’ compensation	33,648
Accrued expenses and other liabilities	73,563
Total liabilities		$2,927,031
Net assets		$61,011,594
Net assets consist of
Paid-in capital	$237,214,459
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(45,223,071)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(130,796,714)
Accumulated net investment loss	(183,080)
Net assets		$61,011,594
Shares of beneficial interest outstanding		9,268,957

8

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$31,921,577
Shares outstanding	4,763,970
Net asset value per share		$6.70
Offering price per share (100/94.25 × net asset value per share)		$7.11
Class B shares
Net assets	$9,486,837
Shares outstanding	1,497,541
Net asset value and offering price per share		$6.33
Class C shares
Net assets	$7,479,145
Shares outstanding	1,182,516
Net asset value and offering price per share		$6.32
Class I shares
Net assets	$2,603,442
Shares outstanding	375,277
Net asset value, offering price, and redemption price per share		$6.94
Class R1 shares
Net assets	$1,134,793
Shares outstanding	179,726
Net asset value, offering price, and redemption price per share		$6.31
Class R2 shares
Net assets	$6,730,020
Shares outstanding	1,022,824
Net asset value, offering price, and redemption price per share		$6.58
Class R3 shares
Net assets	$1,613,615
Shares outstanding	240,881
Net asset value, offering price, and redemption price per share		$6.70
Class R4 shares
Net assets	$42,165
Shares outstanding	6,222
Net asset value, offering price, and redemption price per share		$6.78
On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Interest	$346,120
Dividends	135,286
Dividends from underlying funds	123
Foreign taxes withheld	(3,751)
Total investment income		$477,778
Expenses
Management fee	$281,612
Distribution and service fees	208,673
Shareholder servicing costs	205,084
Administrative services fee	11,011
Independent trustees’ compensation	3,125
Custodian fee	20,834
Shareholder communications	14,146
Auditing fees	22,627
Legal fees	1,778
Registration fees	46,143
Interest expense on securities sold short	20,882
Total expenses		$835,915
Fees paid indirectly	(1,742)
Reduction of expenses by investment adviser	(173,315)
Net expenses		$660,858
Net investment loss		$(183,080)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investments transactions:
Non-affiliated issuers	$(32,177,289)
Written option transactions	807,430
Securities sold short	1,534,730
Foreign currency transactions	(46,749)
Net realized gain (loss) on investments and foreign currency transactions		$(29,881,878)
Change in unrealized appreciation (depreciation)
Investments	$(25,596,681)
Written options	(151,391)
Securities sold short	(41,290)
Translation of assets and liabilities in foreign currencies	(9,031)
Net unrealized gain (loss) on investments and foreign currency translation		$(25,798,393)
Net realized and unrealized gain (loss) on investments and foreign currency		$(55,680,271)
Change in net assets from operations		$(55,863,351)

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/09 (unaudited)	Year ended 8/31/08
From operations
Net investment loss	$(183,080)	$(1,074,105)
Net realized gain (loss) on investments and foreign currency transactions	(29,881,878)	10,198,397
Net unrealized gain (loss) on investments and foreign currency translation	(25,798,393)	(19,478,653)
Change in net assets from operations	$(55,863,351)	$(10,354,361)
Change in net assets from fund share transactions	$(8,483,357)	$8,897,292
Total change in net assets	$(64,346,708)	$(1,457,069)
Net assets
At beginning of period	125,358,302	126,815,371
At end of period (including accumulated net investment loss of $183,080 and $0, respectively)	$61,011,594	$125,358,302

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.46		$13.34	$10.13	$8.84	$7.70	$8.30
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.07)	$(0.10)	$(0.11)	$(0.05)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	(5.75)		(0.81)	3.31	1.40	1.19	(0.50)
Total from investment operations	$(5.76)		$(0.88)	$3.21	$1.29	$1.14	$(0.60)
Net asset value, end of period	$6.70		$12.46	$13.34	$10.13	$8.84	$7.70
Total return (%) (r)(s)(t)	(46.23	)(n)	(6.60)	31.69	14.59	14.81	(7.23	)(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02	(a)	1.66	1.70	1.79	1.79	1.60
Expenses after expense reductions (f)	1.56	(a)	1.51	1.50	1.50	1.51	1.50
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.50	(a)	1.50	N/A	N/A	N/A	N/A
Net investment loss	(0.28	)(a)	(0.56)	(0.82)	(1.13)	(0.56)	(1.10)
Portfolio turnover	126		231	266	217	163	141
Net assets at end of period (000 Omitted)	$31,922		$64,791	$56,598	$43,313	$48,945	$75,786

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.82		$12.74	$9.73	$8.55	$7.50	$8.13
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.16)	$(0.17)	$(0.17)	$(0.10)	$(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	(5.45)		(0.76)	3.18	1.35	1.15	(0.48)
Total from investment operations	$(5.49)		$(0.92)	$3.01	$1.18	$1.05	$(0.63)
Net asset value, end of period	$6.33		$11.82	$12.74	$9.73	$8.55	$7.50
Total return (%) (r)(s)(t)	(46.45	)(n)	(7.22)	30.94	13.80	14.00	(7.75	)(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.66	(a)	2.32	2.36	2.44	2.44	2.25
Expenses after expense reductions (f)	2.20	(a)	2.16	2.15	2.15	2.16	2.15
Expenses after expense reductions excluding short sale dividend and interest expense (f)	2.15	(a)	2.15	N/A	N/A	N/A	N/A
Net investment loss	(0.95	)(a)	(1.24)	(1.47)	(1.79)	(1.24)	(1.74)
Portfolio turnover	126		231	266	217	163	141
Net assets at end of period (000 Omitted)	$9,487		$23,254	$38,540	$39,025	$43,765	$50,896

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.80		$12.72	$9.72	$8.54	$7.48	$8.12
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.16)	$(0.17)	$(0.17)	$(0.10)	$(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	(5.44)		(0.76)	3.17	1.35	1.16	(0.49)
Total from investment operations	$(5.48)		$(0.92)	$3.00	$1.18	$1.06	$(0.64)
Net asset value, end of period	$6.32		$11.80	$12.72	$9.72	$8.54	$7.48
Total return (%) (r)(s)(t)	(46.44	)(n)	(7.23)	30.86	13.82	14.17	(7.88	)(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.67	(a)	2.31	2.35	2.44	2.44	2.25
Expenses after expense reductions (f)	2.21	(a)	2.16	2.15	2.15	2.16	2.15
Expenses after expense reductions excluding short sale dividend and interest expense (f)	2.15	(a)	2.15	N/A	N/A	N/A	N/A
Net investment loss	(0.93	)(a)	(1.22)	(1.46)	(1.78)	(1.22)	(1.74)
Portfolio turnover	126		231	266	217	163	141
Net assets at end of period (000 Omitted)	$7,479		$15,765	$16,064	$11,659	$12,414	$15,367

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.88		$13.74	$10.39	$9.04	$7.85	$8.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.03)	$(0.06)	$(0.08)	$0.01	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(5.94)		(0.83)	3.41	1.43	1.18	(0.52)
Total from investment operations	$(5.94)		$(0.86)	$3.35	$1.35	$1.19	$(0.58)
Net asset value, end of period	$6.94		$12.88	$13.74	$10.39	$9.04	$7.85
Total return (%) (r)(s)	(46.12	)(n)	(6.26)	32.24	14.93	15.16	(6.88	)(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.31	1.35	1.43	1.44	1.26
Expenses after expense reductions (f)	1.21	(a)	1.16	1.15	1.15	1.16	1.16
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.15	(a)	1.15	N/A	N/A	N/A	N/A
Net investment income (loss)	0.08	(a)	(0.20)	(0.47)	(0.78)	0.17	(0.70)
Portfolio turnover	126		231	266	217	163	141
Net assets at end of period (000 Omitted)	$2,603		$4,958	$4,180	$3,492	$3,384	$13,404

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$11.78		$12.70	$9.72	$8.55	$8.01
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.15)	$(0.19)	$(0.18)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(5.44)		(0.77)	3.17	1.35	0.61	(g)
Total from investment operations	$(5.47)		$(0.92)	$2.98	$1.17	$0.54
Net asset value, end of period	$6.31		$11.78	$12.70	$9.72	$8.55
Total return (%) (r)(s)	(46.43	)(n)	(7.24)	30.66	13.68	6.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.68	(a)	2.36	2.48	2.63	2.62	(a)
Expenses after expense reductions (f)	2.21	(a)	2.21	2.25	2.25	2.34	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	2.15	(a)	2.20	N/A	N/A	N/A
Net investment loss	(0.90	)(a)	(1.22)	(1.63)	(1.88)	(1.90	)(a)
Portfolio turnover	126		231	266	217	163
Net assets at end of period (000 Omitted)	$1,135		$2,026	$1,235	$213	$64

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R2			2008	2007	2006	2005	2004 (i)

Net asset value, beginning of period	$12.25		$13.14	$10.00	$8.76	$7.66	$8.79
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.09)	$(0.13)	$(0.14)	$(0.09)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	(5.65)		(0.80)	3.27	1.38	1.19	(1.04)
Total from investment operations	$(5.67)		$(0.89)	$3.14	$1.24	$1.10	$(1.13)
Net asset value, end of period	$6.58		$12.25	$13.14	$10.00	$8.76	$7.66
Total return (%) (r)(s)	(46.29	)(n)	(6.77)	31.40	14.16	14.36	(12.86	)(b)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	1.85	1.98	2.18	2.19	2.01	(a)
Expenses after expense reductions (f)	1.71	(a)	1.71	1.80	1.80	1.91	1.91	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.65	(a)	1.69	N/A	N/A	N/A	N/A
Net investment loss	(0.41	)(a)	(0.65)	(1.07)	(1.41)	(1.07)	(1.47	)(a)
Portfolio turnover	126		231	266	217	163	141
Net assets at end of period (000 Omitted)	$6,730		$12,098	$5,292	$800	$192	$132

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$12.45		$13.33	$10.12	$8.85	$8.26
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.06)	$(0.10)	$(0.14)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(5.74)		(0.82)	3.31	1.41	0.63	(g)
Total from investment operations	$(5.75)		$(0.88)	$3.21	$1.27	$0.59
Net asset value, end of period	$6.70		$12.45	$13.33	$10.12	$8.85
Total return (%) (r)(s)	(46.18	)(n)	(6.60)	31.72	14.35	7.14	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.61	1.70	1.84	1.82	(a)
Expenses after expense reductions (f)	1.47	(a)	1.46	1.55	1.55	1.54	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.40	(a)	1.44	N/A	N/A	N/A
Net investment loss	(0.14	)(a)	(0.44)	(0.76)	(1.18)	(1.10	)(a)
Portfolio turnover	126		231	266	217	163
Net assets at end of period (000 Omitted)	$1,614		$2,390	$1,547	$113	$54

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$12.58		$13.43	$10.17	$8.86	$8.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.03)	$(0.07)	$(0.09)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(5.80)		(0.82)	3.33	1.40	0.63	(g)
Total from investment operations	$(5.80)		$(0.85)	$3.26	$1.31	$0.60
Net asset value, end of period	$6.78		$12.58	$13.43	$10.17	$8.86
Total return (%) (r)(s)	(46.10	)(n)	(6.33)	32.06	14.79	7.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.35	1.45	1.53	1.52	(a)
Expenses after expense reductions (f)	1.21	(a)	1.20	1.25	1.25	1.24	(a)
Expenses after expense reductions excluding short sale dividend and interest expense (f)	1.15	(a)	1.19	N/A	N/A	N/A
Net investment income (loss)	0.09	(a)	(0.24)	(0.56)	(0.88)	(0.79	)(a)
Portfolio turnover	126		231	266	217	163
Net assets at end of period (000 Omitted)	$42		$76	$81	$62	$54

See Notes to Financial Statements

18

Financial Highlights – continued

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the accrual was recorded.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2), and April 1, 2005 (Classes R1, R3,and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Nortel Networks Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the year ended August 31, 2008 would have each been lower by approximately 0.55%.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Technology Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid

20

Notes to Financial Statements (unaudited) – continued

quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in

21

Notes to Financial Statements (unaudited) – continued

determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$53,041,002	$7,235,086	$—	$60,276,088
Short Sales	$(617,572)	$—	$—	$(617,572)
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded

22

Notes to Financial Statements (unaudited) – continued

for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include written options and purchased options.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and

23

Notes to Financial Statements (unaudited) – continued

cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Written Options – The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these contracts.

Written Option Transactions

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,252	$319,751
Options written	10,952	789,990
Options closed	(5,966)	(540,696)
Options expired	(8,238)	(569,045)
Outstanding, end of period	—	$—

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

24

Notes to Financial Statements (unaudited) – continued

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2009, this expense amounted to $20,882. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2009 there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium

25

Notes to Financial Statements (unaudited) – continued

and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, expiration of capital loss carryforwards, and wash sale loss deferrals.

The fund declared no distributions for the year ended August 31, 2008.

26

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/09
Cost of investments	$106,682,791
Gross appreciation	$354,645
Gross depreciation	(46,761,348)
Net unrealized appreciation (depreciation)	$(46,406,703)

As of 8/31/08
Capital loss carryforwards	$(94,420,184)
Post-October capital loss deferral	(5,172,948)
Other temporary differences	63,640
Net unrealized appreciation (depreciation)	(20,810,022)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of August 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

8/31/09	$ (1,936,358)
8/31/10	(13,128,962)
8/31/11	(74,891,618)
8/31/12	(4,463,246)
$(94,420,184)

The availability of a portion of the capital loss carryforwards, which were acquired on August 22, 2003 in connection with the MFS Global Telecommunications Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

27

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended February 28, 2009, was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.40% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2009. For the six months ended February 28, 2009, this reduction amounted to $173,124 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $6,242 for the six months ended February 28, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$67,507
Class B	0.75%	0.25%	1.00%	1.00%	65,999
Class C	0.75%	0.25%	1.00%	1.00%	47,179
Class R1	0.75%	0.25%	1.00%	1.00%	6,569
Class R2	0.25%	0.25%	0.50%	0.50%	19,361
Class R3	—	0.25%	0.25%	0.25%	2,058
Total Distribution and Service Fees					$208,673

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2009 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% Class A annual distribution fee was eliminated.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased

28

Notes to Financial Statements (unaudited) – continued

on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2009, were as follows:

Amount
Class A	$—
Class B	9,288
Class C	1,973

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2009, the fee was $89,036, which equated to 0.2372% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $116,048.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended February 28, 2009 was equivalent to an annual effective rate of 0.0293% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $255. This amount is included in independent trustees’

29

Notes to Financial Statements (unaudited) – continued

compensation for the six months ended February 28, 2009. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in a net decrease in expense of $22,557. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $32,963 at February 28, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $555. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $191, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, short sales, and short-term obligations, aggregated $99,350,190 and $104,992,401, respectively.

30

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	926,643	$7,448,557	3,517,764	$48,364,564
Class B	101,681	749,675	299,607	3,866,214
Class C	75,365	580,684	481,461	6,306,301
Class I	51,566	446,029	520,379	7,602,152
Class R (b)	—	—	54,937	753,955
Class R1	47,805	354,347	97,587	1,262,759
Former Class R2 (b)	—	—	75,207	967,187
Class R2	254,760	1,994,542	847,079	11,217,679
Class R3	78,189	594,873	120,559	1,593,349
Class R4	250	1,839	—	—
	1,536,259	$12,170,546	6,014,580	$81,934,160
Shares reacquired
Class A	(1,362,502)	$(11,598,682)	(2,559,994)	$(34,899,522)
Class B	(571,547)	(4,358,220)	(1,357,283)	(17,384,338)
Class C	(228,936)	(1,766,052)	(408,375)	(5,082,966)
Class I	(61,285)	(592,076)	(439,578)	(6,432,607)
Class R (b)	—	—	(209,323)	(2,836,415)
Class R1	(40,034)	(296,301)	(22,824)	(287,601)
Former Class R2 (b)	—	—	(171,701)	(2,206,926)
Class R2	(219,898)	(1,814,258)	(261,874)	(3,325,992)
Class R3	(29,276)	(227,710)	(44,714)	(580,501)
Class R4	(81)	(604)	—	—
	(2,513,559)	$(20,653,903)	(5,475,666)	$(73,036,868)
Net change
Class A	(435,859)	$(4,150,125)	957,770	$13,465,042
Class B	(469,866)	(3,608,545)	(1,057,676)	(13,518,124)
Class C	(153,571)	(1,185,368)	73,086	1,223,335
Class I	(9,719)	(146,047)	80,801	1,169,545
Class R (b)	—	—	(154,386)	(2,082,460)
Class R1	7,771	58,046	74,763	975,158
Former Class R2 (b)	—	—	(96,494)	(1,239,739)
Class R2	34,862	180,284	585,205	7,891,687
Class R3	48,913	367,163	75,845	1,012,848
Class R4	169	1,235	—	—
	(977,300)	$(8,483,357)	538,914	$8,897,292

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.

31

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to the fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2009, the fund’s commitment fee and interest expense were $281 and $0, respectively.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	2,337,690	(2,306,986)	30,704

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$123	$30,704

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

33

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.  To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Value Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

2/28/09

EIF-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

April 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Lockheed Martin Corp.	4.1%
Philip Morris International, Inc.	4.0%
AT&T, Inc.	3.9%
TOTAL S.A., ADR	3.4%
Exxon Mobil Corp.	2.7%
Oracle Corp.	2.6%
Wyeth	2.5%
Goldman Sachs Group, Inc.	2.4%
Chevron Corp.	2.3%
Bank of New York Mellon Corp.	2.3%

Equity sectors
Financial Services	15.8%
Energy	15.2%
Utilities & Communications	12.3%
Consumer Staples	12.0%
Industrial Goods & Services	10.4%
Health Care	9.3%
Technology	7.8%
Retailing	4.2%
Leisure	3.8%
Basic Materials	3.4%
Special Products & Services	3.1%
Autos & Housing	1.3%
Transportation	0.2%

Percentages are based on net assets as of 2/28/09.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2008 through February 28, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 through February 28, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/08	Ending Account Value 2/28/09	Expenses Paid During Period (p) 9/01/08-2/28/09
A	Actual	1.16%	$1,000.00	$600.54	$4.60
	Hypothetical (h)	1.16%	$1,000.00	$1,019.04	$5.81
B	Actual	1.81%	$1,000.00	$598.56	$7.17
	Hypothetical (h)	1.81%	$1,000.00	$1,015.82	$9.05
C	Actual	1.81%	$1,000.00	$598.25	$7.17
	Hypothetical (h)	1.81%	$1,000.00	$1,015.82	$9.05
I	Actual	0.81%	$1,000.00	$601.17	$3.22
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
W	Actual	0.91%	$1,000.00	$601.23	$3.61
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
R1	Actual	1.81%	$1,000.00	$598.52	$7.17
	Hypothetical (h)	1.81%	$1,000.00	$1,015.82	$9.05
R2	Actual	1.31%	$1,000.00	$599.94	$5.20
	Hypothetical (h)	1.31%	$1,000.00	$1,018.30	$6.56
R3	Actual	1.06%	$1,000.00	$600.73	$4.21
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31
R4	Actual	0.81%	$1,000.00	$601.60	$3.22
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
529A	Actual	1.26%	$1,000.00	$600.16	$5.00
	Hypothetical (h)	1.26%	$1,000.00	$1,018.55	$6.31
529B	Actual	1.91%	$1,000.00	$598.09	$7.57
	Hypothetical (h)	1.91%	$1,000.00	$1,015.32	$9.54
529C	Actual	1.91%	$1,000.00	$598.03	$7.57
	Hypothetical (h)	1.91%	$1,000.00	$1,015.32	$9.54

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.06% and 1.16% for Class A and Class 529A shares, respectively. The actual expenses paid during the period would have been approximately $4.21 and $4.61 and the hypothetical expenses paid during the period would have been approximately $5.31 and $5.81 for Class A and Class 529A shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

2/28/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.8%
Issuer	Shares/Par	Value ($)

Aerospace - 8.0%
Lockheed Martin Corp.	4,169,160	$263,115,680
Northrop Grumman Corp.	3,913,000	146,189,680
United Technologies Corp.	2,535,850	103,538,756

		$512,844,116
Alcoholic Beverages - 1.8%
Diageo PLC	7,369,829	$86,149,122
Molson Coors Brewing Co.	832,080	29,314,178

		$115,463,300
Apparel Manufacturers - 1.4%
NIKE, Inc., “B”	2,107,470	$87,523,229

Automotive - 0.4%
Johnson Controls, Inc.	2,188,600	$24,906,268

Broadcasting - 3.2%
Omnicom Group, Inc.	3,602,720	$86,573,362
Walt Disney Co.	4,855,000	81,418,350
WPP Group PLC	6,814,517	35,526,559

		$203,518,271
Brokerage & Asset Managers - 0.8%
Franklin Resources, Inc.	817,490	$37,441,042
Invesco Ltd.	1,183,130	13,523,176

		$50,964,218
Business Services - 3.1%
Accenture Ltd.	4,395,270	$128,297,931
Automatic Data Processing, Inc.	700,990	23,938,809
Visa, Inc., “A”	353,670	20,056,626
Western Union Co.	2,403,000	26,817,480

		$199,110,846
Chemicals - 2.6%
3M Co.	1,446,420	$65,754,253
PPG Industries, Inc.	3,164,620	98,293,097

		$164,047,350

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 2.6%
Oracle Corp. (a)	10,890,290	$169,235,107

Computer Software - Systems - 2.7%
Hewlett-Packard Co.	1,421,570	$41,268,177
International Business Machines Corp.	1,451,690	133,599,031

		$174,867,208
Construction - 0.9%
Sherwin-Williams Co.	1,252,900	$57,570,755

Consumer Goods & Services - 1.3%
Procter & Gamble Co.	1,698,342	$81,809,134

Electrical Equipment - 1.7%
Danaher Corp.	1,190,350	$60,422,166
W.W. Grainger, Inc.	749,180	49,565,749

		$109,987,915
Electronics - 2.5%
Agilent Technologies, Inc. (a)	1,218,330	$16,898,237
Intel Corp.	11,504,890	146,572,299

		$163,470,536
Energy - Independent - 4.0%
Apache Corp.	1,455,350	$85,996,632
Devon Energy Corp.	1,640,620	71,645,875
EOG Resources, Inc.	1,022,490	51,165,400
Occidental Petroleum Corp.	925,650	48,013,466

		$256,821,373
Energy - Integrated - 10.6%
Chevron Corp.	2,443,564	$148,348,770
ConocoPhillips	1,056,840	39,472,974
Exxon Mobil Corp.	2,560,250	173,840,975
Hess Corp.	1,625,410	88,893,673
Marathon Oil Corp.	620,760	14,445,085
TOTAL S.A., ADR	4,563,947	215,418,298

		$680,419,775
Food & Beverages - 3.8%
J.M. Smucker Co.	622,024	$23,089,531
Kellogg Co.	790,079	30,749,875
Nestle S.A.	3,297,678	108,076,227

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
PepsiCo, Inc.	1,746,836	$84,092,685

		$246,008,318
Food & Drug Stores - 1.9%
CVS Caremark Corp.	2,974,897	$76,573,849
Kroger Co.	2,059,750	42,575,033

		$119,148,882
Gaming & Lodging - 0.3%
Royal Caribbean Cruises Ltd.	3,574,410	$21,446,460

General Merchandise - 0.4%
Macy’s, Inc.	3,512,660	$27,644,634

Health Maintenance Organizations - 0.2%
WellPoint, Inc. (a)	434,490	$14,737,901

Insurance - 5.9%
Allstate Corp.	6,527,871	$109,864,069
Aon Corp.	975,870	37,317,269
Chubb Corp.	1,237,450	48,310,048
Genworth Financial, Inc.	5,328,450	6,447,425
MetLife, Inc.	6,996,510	129,155,575
Prudential Financial, Inc.	1,546,850	25,383,809
Travelers Cos., Inc.	573,580	20,734,917

		$377,213,112
Leisure & Toys - 0.3%
Hasbro, Inc.	907,720	$20,777,711

Machinery & Tools - 0.7%
Eaton Corp.	1,301,540	$47,050,671

Major Banks - 9.1%
Bank of America Corp.	5,462,369	$21,576,358
Bank of New York Mellon Corp.	6,686,978	148,250,302
Goldman Sachs Group, Inc.	1,692,160	154,121,933
JPMorgan Chase & Co.	4,960,790	113,354,052
PNC Financial Services Group, Inc.	1,240,520	33,915,817
State Street Corp.	2,976,840	75,224,747
Wells Fargo & Co.	3,253,080	39,362,268

		$585,805,477

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 0.8%
Medtronic, Inc.	623,520	$18,449,957
Waters Corp. (a)	883,760	31,126,027

		$49,575,984
Oil Services - 0.6%
National Oilwell Varco, Inc. (a)	1,473,910	$39,397,614

Pharmaceuticals - 8.3%
Abbott Laboratories	903,300	$42,762,222
GlaxoSmithKline PLC	2,198,780	33,560,938
Johnson & Johnson	2,020,310	101,015,500
Merck & Co., Inc.	4,991,830	120,802,286
Pfizer, Inc.	3,903,300	48,049,623
Roche Holding AG	210,710	23,955,576
Wyeth	3,930,420	160,439,744

		$530,585,889
Railroad & Shipping - 0.2%
Burlington Northern Santa Fe Corp.	267,810	$15,739,194

Specialty Chemicals - 0.8%
Air Products & Chemicals, Inc.	1,160,418	$53,669,333

Specialty Stores - 0.5%
Staples, Inc.	1,832,570	$29,229,492

Telecommunications - Wireless - 2.0%
America Movil S.A.B. de C.V., “L”, ADR	207,230	$5,280,220
Rogers Communications, Inc., “B”	1,351,700	31,789,706
Vodafone Group PLC	50,361,543	89,523,301

		$126,593,227
Telephone Services - 4.1%
AT&T, Inc.	10,474,790	$248,985,758
Verizon Communications, Inc.	464,150	13,242,200

		$262,227,958
Tobacco - 5.1%
Altria Group, Inc.	1,791,720	$27,664,157
Lorillard, Inc.	765,330	44,725,885
Philip Morris International, Inc.	7,634,810	255,537,091

		$327,927,133

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 6.2%
Dominion Resources, Inc.	3,230,300	$97,490,454
Entergy Corp.	730,310	49,215,591
FPL Group, Inc.	1,461,360	66,243,449
PG&E Corp.	1,485,210	56,764,726
PPL Corp.	2,580,630	71,973,771
Public Service Enterprise Group, Inc.	2,065,330	56,362,856

		$398,050,847
Total Common Stocks (Identified Cost, $8,842,326,107)		$6,345,389,238

Money Market Funds (v) - 0.7%
MFS Institutional Money Market Portfolio, 0.44%, at Cost and Net Asset Value	46,031,697	$46,031,697
Total Investments (Identified Cost, $8,888,357,804)		$6,391,420,935

Other Assets, Less Liabilities - 0.5%		31,058,816
Net Assets - 100.0%		$6,422,479,751

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $8,842,326,107)	$6,345,389,238
Underlying funds, at cost and value	46,031,697
Total investments, at value (identified cost, $8,888,357,804)		$6,391,420,935
Cash	1,237
Foreign currency, at value (identified cost, $11)	11
Receivable for investments sold	34,380,718
Receivable for fund shares sold	48,243,450
Interest and dividends receivable	23,548,277
Other assets	105,946
Total assets		$6,497,700,574
Liabilities
Payable for investments purchased	$46,287,388
Payable for fund shares reacquired	24,098,143
Payable to affiliates
Management fee	326,623
Shareholder servicing costs	3,938,916
Distribution and service fees	191,068
Administrative services fee	10,733
Program manager fees	48
Payable for independent trustees’ compensation	21,842
Accrued expenses and other liabilities	346,062
Total liabilities		$75,220,823
Net assets		$6,422,479,751
Net assets consist of
Paid-in capital	$9,430,433,434
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(2,497,037,472)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(530,407,106)
Undistributed net investment income	19,490,895
Net assets		$6,422,479,751
Shares of beneficial interest outstanding		455,189,491

10

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$3,364,740,182
Shares outstanding	238,328,351
Net asset value per share		$14.12
Offering price per share (100/94.25 × net asset value per share)		$14.98
Class B shares
Net assets	$324,279,031
Shares outstanding	23,119,071
Net asset value and offering price per share		$14.03
Class C shares
Net assets	$543,556,406
Shares outstanding	38,842,095
Net asset value and offering price per share		$13.99
Class I shares
Net assets	$1,146,114,921
Shares outstanding	80,806,811
Net asset value, offering price, and redemption price per share		$14.18
Class W shares
Net assets	$535,282,316
Shares outstanding	37,945,928
Net asset value, offering price, and redemption price per share		$14.11
Class R1 shares
Net assets	$17,934,975
Shares outstanding	1,288,729
Net asset value, offering price, and redemption price per share		$13.92
Class R2 shares
Net assets	$164,048,007
Shares outstanding	11,702,705
Net asset value, offering price, and redemption price per share		$14.02
Class R3 shares
Net assets	$190,222,753
Shares outstanding	13,502,055
Net asset value, offering price, and redemption price per share		$14.09
Class R4 shares
Net assets	$130,659,505
Shares outstanding	9,250,156
Net asset value, offering price, and redemption price per share		$14.13

11

Statement of Assets and Liabilities (unaudited) – continued

Class 529A shares
Net assets	$3,481,652
Shares outstanding	248,018
Net asset value and redemption price per share		$14.04
Offering price per share (100/94.25 × net asset value per share)		$14.90
Class 529B shares
Net assets	$944,059
Shares outstanding	67,980
Net asset value and offering price per share		$13.89
Class 529C shares
Net assets	$1,215,944
Shares outstanding	87,592
Net asset value and offering price per share		$13.88

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$124,386,646
Interest	1,089,773
Dividends from underlying funds	79,338
Foreign taxes withheld	(974,790)
Total investment income		$124,580,967
Expenses
Management fee	$23,270,288
Distribution and service fees	14,294,280
Program manager fees	3,659
Shareholder servicing costs	6,426,496
Administrative services fee	767,392
Independent trustees’ compensation	75,818
Custodian fee	222,451
Shareholder communications	262,576
Auditing fees	22,904
Legal fees	108,089
Miscellaneous	364,461
Total expenses		$45,818,414
Fees paid indirectly	(1,010)
Reduction of expenses by investment adviser	(19,241)
Net expenses		$45,798,163
Net investment income		$78,782,804
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investments transactions:
Non-affiliated issuers	$(362,861,771)
Foreign currency transactions	(264,024)
Net realized gain (loss) on investments and foreign currency transactions		$(363,125,795)
Change in unrealized appreciation (depreciation)
Investments	$(3,887,053,891)
Translation of assets and liabilities in foreign currencies	24,866
Net unrealized gain (loss) on investments and foreign currency translation		$(3,887,029,025)
Net realized and unrealized gain (loss) on investments and foreign currency		$(4,250,154,820)
Change in net assets from operations		$(4,171,372,016)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/09 (unaudited)	Year ended 8/31/08
From operations
Net investment income	$78,782,804	$121,807,278
Net realized gain (loss) on investments and foreign currency transactions	(363,125,795)	34,304,308
Net unrealized gain (loss) on investments and foreign currency translation	(3,887,029,025)	(1,030,635,411)
Change in net assets from operations	$(4,171,372,016)	$(874,523,825)
Distributions declared to shareholders
From net investment income
Class A	$(44,448,538)	$(70,728,880)
Class B	(3,044,366)	(4,219,671)
Class C	(4,714,359)	(5,397,628)
Class I	(16,458,991)	(23,777,864)
Class W	(6,559,978)	(4,119,225)
Class R (b)	—	(414,601)
Class R1	(149,997)	(115,459)
Former Class R2 (b)	—	(109,649)
Class R2	(1,903,032)	(1,557,993)
Class R3	(2,146,126)	(1,919,285)
Class R4	(1,814,681)	(2,361,747)
Class 529A	(45,490)	(58,822)
Class 529B	(7,908)	(5,880)
Class 529C	(9,761)	(8,384)
From net realized gain on investments
Class A	—	(422,791,205)
Class B	—	(65,938,831)
Class C	—	(73,497,065)
Class I	—	(106,851,483)
Class W	—	(8,514,237)
Class R (b)	—	(3,981,123)
Class R1	—	(1,493,207)
Former Class R2 (b)	—	(1,069,576)
Class R2	—	(8,461,563)
Class R3	—	(11,062,481)
Class R4	—	(11,042,447)
Class 529A	—	(431,704)
Class 529B	—	(125,712)
Class 529C	—	(174,133)
Total distributions declared to shareholders	$(81,303,227)	$(830,229,855)

14

Statements of Changes in Net Assets – continued

	Six months ended 2/28/09 (unaudited)	Year ended 8/31/08
Change in net assets from fund share transactions	$417,677,543	$1,550,678,271
Total change in net assets	$(3,834,997,700)	$(154,075,409)
Net assets
At beginning of period	10,257,477,451	10,411,552,860
At end of period (including undistributed net investment income of $19,490,895 and $22,011,318, respectively)	$6,422,479,751	$10,257,477,451

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$23.75		$28.11	$25.20	$23.81	$20.88	$18.03
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.32	$0.30	$0.34	$0.28	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(9.62)		(2.43)	3.77	2.48	2.91	2.84
Total from investment operations	$(9.44)		$(2.11)	$4.07	$2.82	$3.19	$3.07
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.31)	$(0.36)	$(0.29)	$(0.26)	$(0.22)
From net realized gain on investments	—		(1.94)	(0.80)	(1.14)	—	—
Total distributions declared to shareholders	$(0.19)		$(2.25)	$(1.16)	$(1.43)	$(0.26)	$(0.22)
Net asset value, end of period	$14.12		$23.75	$28.11	$25.20	$23.81	$20.88
Total return (%) (r)(s)(t)	(39.95	)(n)	(8.27)	16.42	12.36	15.36	17.13 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.11	1.13	1.17	1.16	1.18
Expenses after expense reductions (f)	1.16	(a)	1.10	1.11	1.16	1.16	1.18
Net investment income	2.04	(a)	1.24	1.10	1.40	1.23	1.14
Portfolio turnover	17		31	26	26	24	42
Net assets at end of period (000 Omitted)	$3,364,740		$5,724,586	$6,239,176	$4,929,525	$4,554,484	$3,527,854

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$23.59		$27.92	$25.04	$23.66	$20.77	$17.94
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.15	$0.12	$0.17	$0.13	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(9.56)		(2.41)	3.74	2.49	2.90	2.83
Total from investment operations	$(9.44)		$(2.26)	$3.86	$2.66	$3.03	$2.93
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.13)	$(0.18)	$(0.14)	$(0.14)	$(0.10)
From net realized gain on investments	—		(1.94)	(0.80)	(1.14)	—	—
Total distributions declared to shareholders	$(0.12)		$(2.07)	$(0.98)	$(1.28)	$(0.14)	$(0.10)
Net asset value, end of period	$14.03		$23.59	$27.92	$25.04	$23.66	$20.77
Total return (%) (r)(s)(t)	(40.14	)(n)	(8.87)	15.64	11.66	14.61	16.35 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.76	1.78	1.82	1.81	1.82
Expenses after expense reductions (f)	1.81	(a)	1.75	1.76	1.81	1.81	1.82
Net investment income	1.38	(a)	0.58	0.44	0.72	0.58	0.49
Portfolio turnover	17		31	26	26	24	42
Net assets at end of period (000 Omitted)	$324,279		$672,484	$1,049,401	$1,139,651	$1,262,029	$1,199,074

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$23.54		$27.88	$25.01	$23.64	$20.75	$17.93
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.15	$0.12	$0.18	$0.13	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(9.55)		(2.41)	3.74	2.47	2.90	2.82
Total from investment operations	$(9.43)		$(2.26)	$3.86	$2.65	$3.03	$2.92
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.14)	$(0.19)	$(0.14)	$(0.14)	$(0.10)
From net realized gain on investments	—		(1.94)	(0.80)	(1.14)	—	—
Total distributions declared to shareholders	$(0.12)		$(2.08)	$(0.99)	$(1.28)	$(0.14)	$(0.10)
Net asset value, end of period	$13.99		$23.54	$27.88	$25.01	$23.64	$20.75
Total return (%) (r)(s)(t)	(40.17	)(n)	(8.88)	15.66	11.65	14.63	16.32 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.76	1.78	1.82	1.81	1.82
Expenses after expense reductions (f)	1.81	(a)	1.75	1.76	1.81	1.81	1.82
Net investment income	1.38	(a)	0.59	0.45	0.74	0.58	0.49
Portfolio turnover	17		31	26	26	24	42
Net assets at end of period (000 Omitted)	$543,556		$950,299	$1,052,467	$881,538	$863,486	$761,669

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$23.87		$28.24	$25.32	$23.91	$20.95	$18.10
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.41	$0.40	$0.43	$0.37	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	(9.67)		(2.44)	3.77	2.49	2.91	2.84
Total from investment operations	$(9.46)		$(2.03)	$4.17	$2.92	$3.28	$3.14
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.40)	$(0.45)	$(0.37)	$(0.32)	$(0.29)
From net realized gain on investments	—		(1.94)	(0.80)	(1.14)	—	—
Total distributions declared to shareholders	$(0.23)		$(2.34)	$(1.25)	$(1.51)	$(0.32)	$(0.29)
Net asset value, end of period	$14.18		$23.87	$28.24	$25.32	$23.91	$20.95
Total return (%) (r)(s)	(39.88	)(n)	(7.94)	16.78	12.78	15.78	17.47 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.76	0.78	0.82	0.81	0.83
Expenses after expense reductions (f)	0.81	(a)	0.75	0.76	0.81	0.81	0.83
Net investment income	2.39	(a)	1.60	1.45	1.77	1.59	1.50
Portfolio turnover	17		31	26	26	24	42
Net assets at end of period (000 Omitted)	$1,146,115		$1,663,139	$1,529,643	$1,162,665	$899,654	$593,364

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class W			2008	2007	2006 (i)

Net asset value, beginning of period	$23.74		$28.11	$25.20	$25.04
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.37	$0.37	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(9.61)		(2.42)	3.77	0.02	(g)
Total from investment operations	$(9.41)		$(2.05)	$4.14	$0.26
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.38)	$(0.43)	$(0.10)
From net realized gain on investments	—		(1.94)	(0.80)	—
Total distributions declared to shareholders	$(0.22)		$(2.32)	$(1.23)	$(0.10)
Net asset value, end of period	$14.11		$23.74	$28.11	$25.20
Total return (%) (r)(s)	(39.88	)(n)	(8.05)	16.73	1.05	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.87	0.88	0.92	(a)
Expenses after expense reductions (f)	0.91	(a)	0.85	0.86	0.91	(a)
Net investment income	2.28	(a)	1.54	1.37	3.32	(a)
Portfolio turnover	17		31	26	26
Net assets at end of period (000 Omitted)	$535,282		$581,005	$69,115	$8,952

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$23.42		$27.76	$24.93	$23.63	$23.17
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.14	$0.10	$0.22	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(9.49)		(2.40)	3.72	2.39	0.42	(g)
Total from investment operations	$(9.37)		$(2.26)	$3.82	$2.61	$0.51
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.14)	$(0.19)	$(0.17)	$(0.05)
From net realized gain on investments	—		(1.94)	(0.80)	(1.14)	—
Total distributions declared to shareholders	$(0.13)		$(2.08)	$(0.99)	$(1.31)	$(0.05)
Net asset value, end of period	$13.92		$23.42	$27.76	$24.93	$23.63
Total return (%) (r)(s)	(40.15	)(n)	(8.91)	15.55	11.51	2.21	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.81	1.92	2.02	2.04	(a)
Expenses after expense reductions (f)	1.81	(a)	1.79	1.86	1.92	2.04	(a)
Net investment income	1.41	(a)	0.54	0.36	0.93	0.89	(a)
Portfolio turnover	17		31	26	26	24
Net assets at end of period (000 Omitted)	$17,935		$25,252	$15,823	$4,639	$574

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R2			2008	2007	2006	2005	2004 (i)

Net asset value, beginning of period	$23.59		$27.94	$25.07	$23.71	$20.84	$18.73
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.27	$0.22	$0.31	$0.21	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(9.57)		(2.42)	3.75	2.43	2.88	2.12
Total from investment operations	$(9.40)		$(2.15)	$3.97	$2.74	$3.09	$2.23
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.26)	$(0.30)	$(0.24)	$(0.22)	$(0.12)
From net realized gain on investments	—		(1.94)	(0.80)	(1.14)	—	—
Total distributions declared to shareholders	$(0.17)		$(2.20)	$(1.10)	$(1.38)	$(0.22)	$(0.12)
Net asset value, end of period	$14.02		$23.59	$27.94	$25.07	$23.71	$20.84
Total return (%) (r)(s)	(40.01	)(n)	(8.46)	16.07	12.03	14.91	11.93	(b)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.30	1.47	1.56	1.57	1.59	(a)
Expenses after expense reductions (f)	1.31	(a)	1.28	1.41	1.47	1.57	1.59	(a)
Net investment income	1.89	(a)	1.10	0.81	1.27	0.93	0.80	(a)
Portfolio turnover	17		31	26	26	24	42
Net assets at end of period (000 Omitted)	$164,048		$246,027	$98,970	$30,001	$8,316	$414

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$23.71		$28.07	$25.17	$23.81	$23.29
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.33	$0.30	$0.42	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(9.60)		(2.43)	3.75	2.39	0.44	(g)
Total from investment operations	$(9.42)		$(2.10)	$4.05	$2.81	$0.59
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.32)	$(0.35)	$(0.31)	$(0.07)
From net realized gain on investments	—		(1.94)	(0.80)	(1.14)	—
Total distributions declared to shareholders	$(0.20)		$(2.26)	$(1.15)	$(1.45)	$(0.07)
Net asset value, end of period	$14.09		$23.71	$28.07	$25.17	$23.81
Total return (%) (r)(s)	(39.93	)(n)	(8.25)	16.38	12.33	2.53	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.06	1.18	1.22	1.23	(a)
Expenses after expense reductions (f)	1.06	(a)	1.04	1.16	1.22	1.23	(a)
Net investment income	2.08	(a)	1.29	1.07	1.80	1.94	(a)
Portfolio turnover	17		31	26	26	24
Net assets at end of period (000 Omitted)	$190,223		$190,002	$128,909	$46,731	$400
See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$23.77		$28.13	$25.22	$23.83	$23.29
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.40	$0.39	$0.45	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(9.62)		(2.43)	3.75	2.43	0.47	(g)
Total from investment operations	$(9.41)		$(2.03)	$4.14	$2.88	$0.62
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.39)	$(0.43)	$(0.35)	$(0.08)
From net realized gain on investments	—		(1.94)	(0.80)	(1.14)	—
Total distributions declared to shareholders	$(0.23)		$(2.33)	$(1.23)	$(1.49)	$(0.08)
Net asset value, end of period	$14.13		$23.77	$28.13	$25.22	$23.83
Total return (%) (r)(s)	(39.84	)(n)	(7.99)	16.70	12.64	2.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.80	0.88	0.92	0.92	(a)
Expenses after expense reductions (f)	0.81	(a)	0.78	0.86	0.91	0.92	(a)
Net investment income	2.37	(a)	1.58	1.39	1.80	1.57	(a)
Portfolio turnover	17		31	26	26	24
Net assets at end of period (000 Omitted)	$130,660		$194,753	$137,524	$60,124	$51

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class 529A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$23.62		$27.96	$25.09	$23.71	$20.80	$18.00
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.27	$0.23	$0.28	$0.23	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(9.58)		(2.42)	3.74	2.48	2.90	2.80
Total from investment operations	$(9.40)		$(2.15)	$3.97	$2.76	$3.13	$2.98
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.25)	$(0.30)	$(0.24)	$(0.22)	$(0.18)
From net realized gain on investments	—		(1.94)	(0.80)	(1.14)	—	—
Total distributions declared to shareholders	$(0.18)		$(2.19)	$(1.10)	$(1.38)	$(0.22)	$(0.18)
Net asset value, end of period	$14.04		$23.62	$27.96	$25.09	$23.71	$20.80
Total return (%) (r)(s)(t)	(39.98	)(n)	(8.45)	16.09	12.11	15.09	16.63 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.30	1.38	1.42	1.41	1.43
Expenses after expense reductions (f)	1.26	(a)	1.28	1.36	1.41	1.41	1.43
Net investment income	1.94	(a)	1.05	0.85	1.18	0.99	0.91
Portfolio turnover	17		31	26	26	24	42
Net assets at end of period (000 Omitted)	$3,482		$6,025	$6,194	$3,947	$2,914	$1,673

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class 529B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$23.37		$27.69	$24.87	$23.52	$20.67	$17.87
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.10	$0.06	$0.13	$0.08	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(9.48)		(2.39)	3.71	2.45	2.87	2.81
Total from investment operations	$(9.37)		$(2.29)	$3.77	$2.58	$2.95	$2.86
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.09)	$(0.15)	$(0.09)	$(0.10)	$(0.06)
From net realized gain on investments	—		(1.94)	(0.80)	(1.14)	—	—
Total distributions declared to shareholders	$(0.11)		$(2.03)	$(0.95)	$(1.23)	$(0.10)	$(0.06)
Net asset value, end of period	$13.89		$23.37	$27.69	$24.87	$23.52	$20.67
Total return (%) (r)(s)(t)	(40.19	)(n)	(9.05)	15.37	11.39	14.32	16.03 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	(a)	1.95	2.03	2.06	2.06	2.07
Expenses after expense reductions (f)	1.91	(a)	1.94	2.01	2.06	2.06	2.07
Net investment income	1.28	(a)	0.40	0.20	0.53	0.34	0.27
Portfolio turnover	17		31	26	26	24	42
Net assets at end of period (000 Omitted)	$944		$1,624	$1,823	$946	$655	$439

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 2/28/09 (unaudited)		Years ended 8/31
Class 529C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$23.35		$27.67	$24.86	$23.51	$20.66	$17.86
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.10	$0.06	$0.12	$0.08	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(9.47)		(2.39)	3.70	2.46	2.87	2.81
Total from investment operations	$(9.36)		$(2.29)	$3.76	$2.58	$2.95	$2.86
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.09)	$(0.15)	$(0.09)	$(0.10)	$(0.06)
From net realized gain on investments	—		(1.94)	(0.80)	(1.14)	—	—
Total distributions declared to shareholders	$(0.11)		$(2.03)	$(0.95)	$(1.23)	$(0.10)	$(0.06)
Net asset value, end of period	$13.88		$23.35	$27.67	$24.86	$23.51	$20.66
Total return (%) (r)(s)(t)	(40.20	)(n)	(9.05)	15.34	11.39	14.32	16.03 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	(a)	1.95	2.03	2.06	2.06	2.07
Expenses after expense reductions (f)	1.91	(a)	1.94	2.01	2.06	2.06	2.07
Net investment income	1.29	(a)	0.40	0.20	0.51	0.36	0.26
Portfolio turnover	17		31	26	26	24	42
Net assets at end of period (000 Omitted)	$1,216		$2,282	$2,463	$1,279	$1,062	$643

See Notes to Financial Statements

27

Financial Highlights – continued

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the accrual was recorded.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2), April 1, 2005 (Classes R1, R3, and R4) and May 1, 2006 (Class W) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

28

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Value Fund (the fund) is a series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last

29

Notes to Financial Statements (unaudited) – continued

quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

30

Notes to Financial Statements (unaudited) – continued

investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of February 28, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$6,146,661,015	$244,759,920	$—	$6,391,420,935
Other Financial Instruments	$—	$—	$—	$—

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate

31

Notes to Financial Statements (unaudited) – continued

movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2009 there were no securities on loan.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

32

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended February 28, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/08
Ordinary income (including any short-term capital gains)	$173,946,949
Long-term capital gain	656,282,906
Total distributions	$830,229,855

33

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/09
Cost of investments	$8,915,855,655
Gross appreciation	83,199,755
Gross depreciation	(2,607,634,475)
Net unrealized appreciation (depreciation)	$(2,524,434,720)

As of 8/31/08
Undistributed ordinary income	$22,019,918
Post-October capital loss deferral	(139,273,489)
Other temporary differences	(644,040)
Net unrealized appreciation (depreciation)	1,362,619,171

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $7.5 billion of average daily net assets	0.60%
Next $2.5 billion of average daily net assets	0.53%
Average daily net assets in excess of $10 billion	0.50%

The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $12.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2012. For the year six months ended February 28, 2009, the fund’s average daily net assets did not exceed $12.5 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended February 28, 2009 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

34

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $157,614 and $1,235 for the six months ended February 28, 2009, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$7,386,026
Class B	0.75%	0.25%	1.00%	1.00%	2,305,737
Class C	0.75%	0.25%	1.00%	1.00%	3,474,710
Class W	0.10%	—	0.10%	0.10%	280,611
Class R1	0.75%	0.25%	1.00%	1.00%	104,432
Class R2	0.25%	0.25%	0.50%	0.50%	487,006
Class R3	—	0.25%	0.25%	0.25%	233,767
Class 529A	0.25%	0.25%	0.50%	0.35%	7,844
Class 529B	0.75%	0.25%	1.00%	1.00%	6,114
Class 529C	0.75%	0.25%	1.00%	1.00%	8,033
Total Distribution and Service Fees					$14,294,280

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2009 based on each class’ average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not in effect. Effective March 1, 2009 the 0.10% Class A and 0.25% Class 529A annual distribution fees were eliminated.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All

35

Notes to Financial Statements (unaudited) – continued

contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2009, were as follows:

Amount
Class A	$7,683
Class B	252,326
Class C	87,424
Class 529B	226
Class 529C	31

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2009, were as follows:

Amount
Class 529A	$2,241
Class 529B	613
Class 529C	805
Total Program Manager Fees	$3,659

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2009, the fee was $1,334,252, which equated to 0.0342% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,356,807.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS

36

Notes to Financial Statements (unaudited) – continued

fund-of-fund. For the six months ended February 28, 2009, these costs for the fund amounted to $735,437 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended February 28, 2009 was equivalent to an annual effective rate of 0.0197% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $539. This amount is included in independent trustees’ compensation for the six months ended February 28, 2009. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $8,141 at February 28, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended February 28, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $59,288 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $19,241, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear

37

Notes to Financial Statements (unaudited) – continued

all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,789,470,948 and $1,331,806,775, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	49,932,114	$879,398,114	86,069,004	$2,236,318,273
Class B	978,157	17,149,937	1,907,676	49,149,792
Class C	4,932,318	87,401,493	8,557,410	218,552,020
Class I	20,061,212	362,785,118	20,262,584	517,717,688
Class W	19,524,798	356,445,926	25,112,117	623,140,497
Class R (b)	—	—	1,385,503	37,451,432
Class R1	405,841	7,114,076	701,608	18,116,215
Former Class R2 (b)	—	—	905,950	23,480,033
Class R2	3,198,361	56,690,780	8,592,789	217,364,251
Class R3	6,912,734	119,573,940	5,080,886	130,948,123
Class R4	2,820,988	48,636,190	6,508,294	172,369,910
Class 529A	17,407	304,953	44,600	1,093,545
Class 529B	6,600	111,230	7,042	176,417
Class 529C	7,138	120,507	14,558	372,338
	108,797,668	$1,935,732,264	165,150,021	$4,246,250,534

38

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,853,544	$34,581,020	14,747,850	$390,320,630
Class B	140,096	2,533,778	2,190,531	57,861,235
Class C	154,864	2,798,880	1,822,295	48,010,577
Class I	737,811	13,852,341	4,550,064	120,814,399
Class W	333,230	6,157,401	451,347	11,641,957
Class R (b)	—	—	130,998	3,481,221
Class R1	8,425	149,997	61,410	1,608,666
Former Class R2 (b)	—	—	44,686	1,176,701
Class R2	98,768	1,813,138	380,300	9,957,529
Class R3	118,350	2,146,126	492,217	12,981,766
Class R4	62,053	1,164,913	274,670	7,241,027
Class 529A	2,461	45,439	18,617	490,490
Class 529B	445	7,908	5,029	131,592
Class 529C	547	9,753	6,981	182,517
	3,510,594	$65,260,694	25,176,995	$665,900,307
Shares reacquired
Class A	(54,530,033)	$(968,233,663)	(81,712,080)	$(2,145,146,045)
Class B	(6,505,678)	(112,299,713)	(13,175,491)	(339,199,800)
Class C	(6,612,433)	(115,107,047)	(7,762,108)	(196,554,106)
Class I	(9,671,206)	(178,640,058)	(9,291,362)	(245,943,303)
Class W	(6,386,940)	(110,267,033)	(3,547,674)	(87,306,230)
Class R (b)	—	—	(3,915,578)	(102,959,050)
Class R1	(203,797)	(3,529,663)	(254,731)	(6,381,496)
Former Class R2 (b)	—	—	(1,407,645)	(35,373,200)
Class R2	(2,023,965)	(35,301,556)	(2,085,401)	(52,051,070)
Class R3	(1,542,184)	(27,014,923)	(2,152,810)	(55,002,992)
Class R4 (formerly Class R5)	(1,825,730)	(32,011,250)	(3,478,526)	(94,277,219)
Class 529A	(26,905)	(458,249)	(29,663)	(742,098)
Class 529B	(8,569)	(140,321)	(8,406)	(210,422)
Class 529C	(17,797)	(311,939)	(12,856)	(325,539)
	(89,355,237)	$(1,583,315,415)	(128,834,331)	$(3,361,472,570)

39

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Net change
Class A	(2,744,375)	$(54,254,530)	19,104,774	$481,492,858
Class B	(5,387,425)	(92,615,998)	(9,077,284)	(232,188,773)
Class C	(1,525,251)	(24,906,674)	2,617,597	70,008,491
Class I	11,127,817	197,997,401	15,521,286	392,588,784
Class W	13,471,088	252,336,294	22,015,790	547,476,224
Class R (b)	—	—	(2,399,077)	(62,026,397)
Class R1	210,469	3,734,410	508,287	13,343,385
Former Class R2 (b)	—	—	(457,009)	(10,716,466)
Class R2	1,273,164	23,202,362	6,887,688	175,270,710
Class R3	5,488,900	94,705,144	3,420,293	88,926,897
Class R4	1,057,311	17,789,853	3,304,438	85,333,718
Class 529A	(7,037)	(107,857)	33,554	841,937
Class 529B	(1,524)	(21,183)	3,665	97,587
Class 529C	(10,112)	(181,679)	8,683	229,316
	22,953,025	$417,677,543	61,492,685	$1,550,678,271

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund and MFS Moderate Allocation Fund were the owners of record of approximately 1%, 1%, 3% and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to the fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended February 28, 2009, the fund’s commitment fee and interest

40

Notes to Financial Statements (unaudited) – continued

expense were $24,855 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to the SEC, which established a Fair Fund from which settlement funds have been, or will be, distributed to eligible current and former shareholders of the fund and certain other affected MFS retail funds. The Payments, along with additional amounts from a third-party settlement, have been, or will be, distributed to eligible shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, residual amounts, if any, may be available for distribution to the fund and certain other affected MFS retail funds. Certain procedural conditions of the distribution plan have not been met to date and, as such, the ultimate timing and amount of any payment of the residual amounts is not known at this time.

(8)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	296,457,591	(250,425,894)	46,031,697

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$79,338	$46,031,697

41

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

42

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.  To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of
Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or
240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 20, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 20, 2009

*	Print name and title of each signing officer under his or her signature.